---------------------

                        DEAR ANCHOR SERIES TRUST INVESTOR:

                  Results during the first half of the Anchor Series Trust's fiscal year (ending June 30, 1997) were strong on both an absolute basis and relative to similar funds. Equity markets provided investors with strongly positive returns for the past six months, both in the U.S. (the S&P 500 returned 20.6%) and internationally (MSCI EAFE returned 11.4%). Bond markets were also modestly positive for the six months ended June 30, 1997 with the Lehman Aggregate up 3.1%. The Anchor Series Trust equity and fixed income portfolios generally outperformed in these rising markets. The Anchor Series Trust serves as the underlying investment for the ICAP II Variable Annuity issued by Anchor National Life Insurance Company and, in New York, by First SunAmerica Life Insurance Company.

                  The following information from Wellington Management Company,
                LLP ("Wellington Management"), the sub-adviser for the Anchor Series Trust, should give you some insight into the markets over the past six months and how conditions affected the performance of the underlying investments.

                        ECONOMIC OVERVIEW

                  Driving U.S. markets is an economy that continues to post
                solid growth with low inflation, expanding corporate profits and relatively stable interest rates. This is a very constructive environment for financial markets and one that we believe can endure over the next year or so. One of the key factors in the strength of the stock markets is continued earnings growth. We continue to see sustainable earnings growth and estimate the S&P 500 operating earnings to grow 11% this year and an additional 9% in 1998. Underpinning this excellent earnings environment is our assumption of moderate domestic demand growth coupled with a continued focus on cost control and productivity by U.S. corporations. We believe the Federal Reserve is likely to hold rates steady at the next meeting. Nevertheless, chances are good that at least one more rate hike is in the offing -- insurance against potential wage pressures and "irrational exuberance" in the stock market. In any event, we continue to stress that there is no need for aggressive Fed tightening. In real terms the Federal Funds Rate has risen from 2% at year end 1996 to 3.3% currently, which by historical standards already puts us in a moderately restrictive mode. Solid growth, low inflation, rising corporate profits and minimal interest rate risk will continue to characterize the U.S. economic and financial landscape in the quarters ahead. This is an impressive combination for the seventh year of an economic expansion. Given the general lack of imbalances in our economy, this expansion has the potential to be the longest in post-war history. The major industrialized economies outside the U.S. are all poised to grow 2%-3% in the year ahead as well, and inflation looks well behaved globally.

                  Within this context, Wellington Management provides the
                following investment comments for each of the twelve Anchor Series Trust portfolios in the ICAP II Variable Annuity for the six months ended June 30, 1997.

                        EQUITY PORTFOLIOS

                  The Growth and Income Portfolio seeks high current income and long-term capital appreciation through investment in common stocks and convertible securities. The portfolio benefited from its focus on large-capitalization U.S. stocks during the first six months, providing investors with a 19.2% return, placing it in the top quartile of similar growth and income variable annuity funds, as measured by Lipper Analytical, and

                                                           ---------------------

---------------------

                narrowly trailing the S&P 500's return of 20.6%. As of June 30, the portfolio was positioned as follows: 19% in finance; 14% in healthcare; 11% in information technology; and 12% in consumer staples. The portfolio was 90% invested in common stocks, 8% in convertible securities and 2% in cash equivalents.

                  The Growth Portfolio seeks capital appreciation through
                investments in larger and medium-sized companies that have records of above-average growth and continued prospects for solid growth in the future. The portfolio invests in high-quality companies across the range of market capitalization. The Growth Portfolio provided an 18.4% return in the first six months of 1997, placing it in the top quartile of similar growth variable annuity funds, as measured by Lipper Analytical, which on average returned 13.6% over this time period. The Growth Portfolio modestly trailed the S&P 500 return of 20.6%. The portfolio on June 30 was positioned with 89% of assets invested in stocks which are above $1 billion in market capitalization (including 63% which are above $10 billion in capitalization) while the remaining 11% of investments are below $1 billion in market capitalization. Major sector concentrations were as follows: 18% in information technology; 17% in finance; 14% in the industrial and commercial sector; and 13% in healthcare.

                  The Capital Appreciation Portfolio seeks long-term capital appreciation through investments in growth equity securities that are widely diversified by industry and company. These securities will generally consist of a great proportion of smaller companies that may be newer and less seasoned, or that represent new or changing industries. The Capital Appreciation Portfolio provided investors with a 10.3% return for the first six months of 1997, ahead of the Lipper Capital Appreciation category average return of 9.7%. These results were in line with smaller capitalization indices such as the Russell 2000, which provided a 10.2% return for the first six months of the year. The portfolio was invested at the end of June in the following sectors: 28% in information technology; 14% in healthcare; 13% in information and entertainment; and 11% in consumer discretionary. In terms of market capitalization, 28% of the portfolio was larger than $5 billion, 47% of the portfolio was between $1 billion and $5 billion, and 25% was below $1 billion.

                  The Foreign Securities Portfolio seeks long-term capital
                appreciation through investment in a diversified portfolio of equity securities issued by foreign companies and denominated in foreign currencies. The Foreign Securities Portfolio provided investors with a 9.1% return for the first six months of 1997, below the Lipper competitive group as well as the MSCI benchmark (MSCI All Country Free Ex-US) which returned 12.1% and 12.7%, respectively. MSCI EAFE returned 11.4%. The primary cause for this lag in the portfolio's relative performance was an overweight position and security selection in several Pacific Basin countries, including Singapore and Thailand, together with having avoided certain well-performing securities in the Hong Kong market. In Europe, which accounted for 48% of assets at the end of June, the portfolio was hurt recently by investments in French banks. In Japan, which accounted for 24% of assets, the portfolio's underweight relative to the MSCI indices added to returns.

                  The Natural Resources Portfolio seeks to outpace inflation through investments in natural resource companies around the world. The portfolio met its objective, providing a 1.6% return in the first six months of 1997, ahead of the seasonally adjusted Consumer Price Index (CPI) rise of 1.4% for the first six months, as well as placing the portfolio ahead of the Lipper average of similar natural resource variable annuity portfolios, which had a return of -1.3% during this time period. Investments in paper stocks have

---------------------

---------------------

                been additive to returns while the gold commitment (a declared area of concentration for this fund requiring a 25% minimum weighting) held back returns. The portfolio on June 30 was composed of 33% energy, 11% paper and forest products, and 48% metals and minerals including fulfilling the prospectus requirement of 25% in gold-related industries.

                        FIXED INCOME PORTFOLIOS

                  The Money Market Portfolio provided a 2.46% return, identical to the IBC All Taxable Average (formerly IBC/Donoghue All Taxable Average), which is the average net performance of all the money market mutual funds included in IBC's All Taxable Category. The Federal Reserve has left short term interest rates anchored at 5.50% since its last rate move in March. Going forward, we believe the Federal Reserve is unlikely to move short term interest rates soon. The toughest issue facing the fixed income market now is deciding whether the economic cycle has turned, or if it has temporarily slowed following an extremely robust period. We are inclined to think of the slowdown as temporary given the high levels of employment and confidence, which should translate into renewed consumer spending. This makes us cautious on the market following the recent sharp decline in yields. On June 30, the portfolio had a weighted average maturity of 37 days.

                  The Government and Quality Bond Portfolio seeks to provide relatively high current income, liquidity and security of principal. The Government and Quality Bond Portfolio provided investors with a 2.9% return for the six months ended June 30, 1997, slightly outperforming the Lipper average of similar General U.S. Government variable annuity funds, which returned 2.7% and slightly lagging (after all fund expenses) the Lehman Aggregate return of 3.1%. The portfolio at the end of June had an effective duration of 6.0 years, compared to 4.7 years for the Lehman Aggregate. Portfolio holdings were diversified by sectors as follows: 25% in U.S. Treasury and agency securities, 43% in mortgage-backed securities, 27% in investment grade corporate bonds, 5% in cash equivalents.

                  The Fixed Income Portfolio seeks to generate a high level of current income that is, at the same time, consistent with preservation of principal through investments in corporate bonds and U.S. Government securities. For the six months ended June 30, 1997, the Fixed Income Portfolio returned 3.2%, ahead of the Lehman Government/ Corporate Index, which returned 2.7%, and slightly ahead of the Lipper average of similar Corporate Debt BBB variable annuity funds, which returned 3.1%. The portfolio was positioned at the end of June with an effective duration of
                5.2 years, compared to 5.1 years for the Lehman Government/Corporate Index. In terms of sector exposure, the portfolio was invested as follows: 30% in investment grade corporate bonds; 28% in U.S. Treasury and agency securities; 21% in mortgage-backed securities; 16% in high yield corporate bonds; and 5% in U.S. Dollar denominated international bonds.

                  The High Yield Portfolio seeks to provide high current income and capital appreciation by investing in corporate bonds rated BBB/Baa or lower. The High Yield Portfolio provided investors with a 5.6% return for the first six months of 1997, slightly below the Lehman High Yield average return of 5.8% and the Lipper average of high yield variable annuity funds, which returned 6.1%. On June 30, the portfolio comprised 1% in Baa and split-rated securities, 18% in Ba rated securities, 77% in B-rated securities, and 4% below B or unrated. In terms of sector weighting, the largest areas of investment were 13% in metals, 9% in basic industries, and 10% in media and entertainment.

                                                           ---------------------

---------------------

                  The Target '98 Portfolio is structured to mature in November of 1998. Given this approaching date, the portfolio provided investors with a return of 2.5% for the first six months of 1997, in line with Treasury bonds of a year and a half duration. The portfolio remained fully invested at the end of June with 87% in zero coupon bonds and the remainder in corporate bonds.

                        BALANCED PORTFOLIOS

                  The Multi-Asset Portfolio seeks to provide investors with
                long-term total investment return consistent with moderate investment risk. The portfolio achieves this mandate through a weighting of approximately 60% in U.S. core equities and 40% in U.S. investment grade bonds. The Multi-Asset Portfolio returned 13.9% for the first six months of 1997, outperforming the Lipper Flexible Variable Annuity category, which returned 10.4%. We believe the portfolio's returns were benefited by strong U.S. stock selection as well as a policy mix that emphasized large capitalization U.S. stocks. The portfolio at the end of June was composed of 59% equities, 36% fixed-income securities, and 5% cash equivalents.

                  The Strategic Multi-Asset Portfolio seeks to obtain high
                long-term total investment return through investment in U.S. stocks, foreign stocks, aggressive stocks and fixed income securities. The Strategic Multi-Asset Portfolio provided investors with a 11.1% return for the six months ended June 30, 1997. These results were well ahead of the Lipper Global Variable Annuity category, which returned 10.0% over the same period. The recent outperformance we believe is a function of strong U.S. equity returns -- in the core large-cap U.S. piece in particular. The asset allocation at the end of June was as follows: 24% core U.S. equities; 15% aggressive stocks; 33% international stocks; 24% fixed-income securities; and 4% cash equivalents.

                  This concludes the overview from Wellington Management
                Company. We look forward to reporting to you once again in six months' time, and we appreciate the confidence you place in us with your retirement assets.

                Sincerely,

                /s/ ELI BROAD
                ---------------------------------
                Eli Broad
                Chairman and Chief Executive Officer,
                Anchor National Life Insurance Company
                First SunAmerica Life Insurance Company

                August 25, 1997

                -------------------------------

                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including fluctuations, political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Investments in securities related to gold or other precious metals and minerals are considered speculative and are impacted by a host of worldwide economic, financial and political factors. Money market instruments generally offer stability and income, but an investment in these securities is not guaranteed by the U.S. government or any other entity.

---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO                 INVESTMENT PORTFOLIO -- JUNE 30, 1997
                                                                     (UNAUDITED)

                                                                                              PRINCIPAL
                                        SHORT-TERM SECURITIES -- 98.5%                         AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------

                    ASSET BACKED SECURITIES -- 4.0%
                    SMM Trust 5.74% due 8/04/97(1)
                      (cost $3,000,000)...................................................   $ 3,000,000    $ 3,000,000
                                                                                                            -----------
                    BANK NOTES -- 11.3%
                    Bank of Tokyo-Mitsubishi 5.94% due 11/17/97...........................     2,500,000      2,500,140
                    First National Bank of Boston 5.69% due 10/14/97......................     2,000,000      2,000,000
                    Societe Generale 5.88% due 11/24/97...................................     2,000,000      2,000,197
                    Wilmington Trust Co. 5.90% due 11/19/97...............................     2,000,000      2,000,000
                                                                                                            -----------
                    TOTAL BANK NOTES (cost $8,500,337)....................................                    8,500,337
                                                                                                            -----------
                    COMMERCIAL PAPER -- 60.6%
                    AC Acquisition Holding Co. 5.56% due 7/11/97..........................     2,500,000      2,496,139
                    Associates Corp. of North America 5.60% due 8/25/97...................     2,000,000      1,982,889
                    BCI Funding Corp. 5.57% due 9/15/97...................................     2,200,000      2,174,130
                    Centric Funding Corp. 5.50% due 7/21/97...............................     1,980,000      1,973,862
                    Clipper Receivables Corp. 5.55% due 7/09/97...........................     2,500,000      2,496,917
                    Corporate Receivables Corp. 6.30% due 7/01/97.........................     2,800,000      2,800,000
                    Electricite de France 5.35% due 7/07/97...............................     2,000,000      1,998,217
                    General Motors Acceptance Corp. 5.39% due 7/15/97.....................     1,300,000      1,297,275
                    General Motors Acceptance Corp. 5.80% due 11/10/97....................     1,200,000      1,174,480
                    Generale Bank 5.37% due 7/08/97.......................................     2,000,000      1,997,912
                    Goldman Sachs Group L.P. 5.55% due 7/11/97............................     2,500,000      2,496,146
                    Greenwich Funding Corp. 5.56% due 7/09/97.............................     2,688,000      2,684,679
                    Hitachi America Ltd. 5.58% due 10/16/97...............................     2,500,000      2,458,537
                    Merrill Lynch & Co., Inc. 5.55% due 7/07/97...........................     2,000,000      1,998,150
                    Montana Blanc Capital Corp. 5.55% due 7/08/97.........................     2,500,000      2,497,302
                    Morgan Stanley Group, Inc. 5.58% due 7/21/97..........................     2,000,000      1,993,800
                    National Bank of Canada 5.41% due 7/21/97.............................     2,300,000      2,293,087
                    New Center Asset Trust 5.28% due 8/13/97..............................     2,000,000      1,987,387
                    Quebec (Province of) 5.58% due 8/21/97................................     2,000,000      1,984,190
                    Rank Xerox Capital Europe PLC 5.55% due 7/17/97.......................     2,500,000      2,493,833
                    Toshiba America, Inc. 5.37% due 7/30/97...............................     2,200,000      2,190,483
                                                                                                            -----------
                    TOTAL COMMERCIAL PAPER (cost $45,469,415).............................                   45,469,415
                                                                                                            -----------
                    CORPORATE SHORT-TERM NOTES -- 9.3%
                    Bank of America National Association 5.65% due 7/16/97(1).............     3,000,000      2,998,851
                    Bank One Columbus 5.52% due 7/15/97(1)................................     2,000,000      1,998,860
                    Peoples Security Life Insurance Co. 5.98% due 8/01/97(1)..............     2,000,000      2,000,000
                                                                                                            -----------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $6,997,711)....................                    6,997,711
                                                                                                            -----------
                    U.S. GOVERNMENT & AGENCIES -- 13.3%
                    Student Loan Marketing Association 5.20% due 7/15/97(1)
                      (cost $10,000,000)..................................................    10,000,000     10,000,000
                                                                                                            -----------
                    TOTAL SHORT-TERM SECURITIES (cost $73,967,463)........................                   73,967,463
                                                                                                            -----------

                                                           ---------------------

                                                                                              PRINCIPAL
                                         REPURCHASE AGREEMENT -- 1.1%                          AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------

                    Joint Repurchase Agreement Account (Note 3)
                      (cost $805,000).....................................................   $   805,000    $   805,000
                                                                                                            -----------
                    TOTAL INVESTMENTS -- (cost $74,772,463)                          99.6%                   74,772,463
                    Other assets less liabilities --                                  0.4                       285,695
                                                                                    ------                  -----------
                    NET ASSETS --                                                   100.0%                  $75,058,158
                                                                                    ======                  ===========

              -----------------------------
              (1) Variable rate security -- the rate reflected is as of June 30,
                  1997; maturity date reflects next reset date

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    FIXED INCOME PORTFOLIO                 INVESTMENT PORTFOLIO -- JUNE 30, 1997
                                                                     (UNAUDITED)

                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 98.0%                              AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------

                    AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
                    Howmet Corp. 10.00% 2003...............................................   $   50,000    $    54,000
                    K&F Industries, Inc. 10.38% 2004.......................................       30,000         31,800
                    Moog, Inc. 10.00% 2006.................................................       50,000         52,000
                                                                                                            ------------
                                                                                                                137,800
                                                                                                            ------------
                    CABLE -- 2.8%
                    Cablevision Systems Corp. 9.25% 2005...................................       15,000         15,450
                    Comcast Cable Communications 8.50% 2027*...............................      150,000        162,478
                    Lenfest Communications, Inc. 8.38% 2005................................       25,000         24,625
                    Marcus Cable Operating Co. L.P. zero coupon 2004(1)....................       45,000         39,150
                    Rifkin Acquisitions Partners L.P. 11.13% 2006..........................       40,000         42,200
                    Tele-Communications, Inc. 9.25% 2002...................................      250,000        268,255
                                                                                                            ------------
                                                                                                                552,158
                                                                                                            ------------
                    CHEMICALS -- 0.7%
                    Astor Corp. 10.50% 2006................................................       10,000         10,537
                    Harris Chemical North America, Inc. 10.25% 2001........................       25,000         26,000
                    Pioneer Americas Acquisition Corp. 9.25% 2007*.........................       10,000          9,863
                    Rexene Corp. 11.75% 2004...............................................       50,000         57,562
                    Texas Petrochemicals Corp. 11.13% 2006.................................       25,000         27,000
                                                                                                            ------------
                                                                                                                130,962
                                                                                                            ------------
                    COMMUNICATIONS & MEDIA -- 5.0%
                    Benedek Communications Corp. zero coupon 2006(1).......................       35,000         21,350
                    Bellsouth Telecommunications 6.25% 2003................................      500,000        489,205
                    Chancellor Radio Broadcasting Co. 9.38% 2004...........................       10,000         10,250
                    EchoStar DBS Corp. 12.50% 2002*........................................       25,000         24,750
                    Jacor Communications Co. 8.75% 2007*...................................       10,000          9,850
                    MobileMedia Corp. 9.38% 2007+(3).......................................       50,000          8,250
                    News America Holdings, Inc. 9.25% 2013.................................      300,000        334,491
                    Plitt Theaters, Inc. 10.88% 2004.......................................       25,000         26,500
                    Sun Media Corp. 9.50% 2007*............................................        5,000          5,056
                    Von Hoffmann Press, Inc. 10.38% 2007*..................................        5,000          5,219
                    World Color Press, Inc. 9.13% 2003.....................................       20,000         20,400
                    Young Broadcasting, Inc. 9.00% 2006....................................       25,000         24,750
                                                                                                            ------------
                                                                                                                980,071
                                                                                                            ------------
                    CONSUMER DISCRETIONARY -- 3.7%
                    Collins & Aikman Corp. 11.50% 2006.....................................       25,000         28,125
                    Ford Motor Co. 9.00% 2001..............................................      500,000        540,180
                    Hayes Wheels International, Inc. 11.00% 2006...........................       25,000         27,500
                    Key Plastics, Inc. 10.25% 2007*........................................       15,000         15,750
                    Kinder Care Learning Centers, Inc. 9.50% 2009..........................       10,000          9,725
                    LDM Technologies, Inc. 10.75% 2007.....................................       20,000         21,200
                    Lear Corp. 9.50% 2006..................................................       35,000         37,275
                    Standard Pacific Corp. 8.50% 2007......................................       15,000         15,000
                    Walbro Corp. 9.88% 2005................................................       20,000         20,500
                                                                                                            ------------
                                                                                                                715,255
                                                                                                            ------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER STAPLES -- 0.1%
                    Revlon Worldwide Corp. zero coupon 2001+*..............................   $   40,000    $    27,100
                                                                                                            ------------
                    ENERGY -- 1.3%
                    Cross Timbers Oil Co. 9.25% 2007.......................................       30,000         30,975
                    Plains Resources, Inc. 10.25% 2006.....................................       50,000         53,000
                    YPF Sociedad Anonima 8.00% 2004........................................      160,000        162,992
                                                                                                            ------------
                                                                                                                246,967
                                                                                                            ------------
                    FINANCE -- 18.1%
                    Abbey National First Capital 8.20% 2004................................      500,000        532,715
                    Amerus Capital I 8.85% 2027............................................      150,000        155,132
                    Banponce Financial Corp. 6.75% 2001....................................      300,000        298,572
                    Credit National 7.00% 2005.............................................      190,000        182,044
                    Dime Capital Trust I 9.33% 2027........................................      150,000        156,208
                    Japan Finance Corp. Municipal Enterprises 9.13% 2000...................      400,000        427,532
                    KFW International Finance, Inc. 9.13% 2001.............................      400,000        434,124
                    Ohio National Life Insurance Co. 8.50% 2026*...........................      200,000        203,492
                    Olympic Financial Ltd. 11.50% 2007.....................................       15,000         15,300
                    Security Benefit Life Co. 8.75% 2016...................................      200,000        207,986
                    Sun Canada Financial Co. 7.25% 2015*...................................      300,000        281,961
                    United States Bancorp Oregon 7.50% 2026................................      400,000        415,568
                    US West Capital Funding, Inc. 6.95% 2037...............................      250,000        249,452
                                                                                                            ------------
                                                                                                              3,560,086
                                                                                                            ------------
                    GAMING -- 0.2%
                    Trump Atlantic City Associates 11.25% 2006.............................       30,000         29,325
                                                                                                            ------------
                    GROCERY -- 0.1%
                    Homeland Stores, Inc. 10.00% 2003......................................       20,000         19,188
                                                                                                            ------------
                    HEALTHCARE -- 2.9%
                    Allegiance Corp. 7.00% 2026............................................      350,000        349,716
                    Owens & Minor, Inc. 10.88% 2006........................................       50,000         55,750
                    Quorum Health Group, Inc. 8.75% 2005...................................       50,000         51,750
                    Tenet Healthcare Corp. 7.88% 2003......................................      120,000        120,300
                                                                                                            ------------
                                                                                                                577,516
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 3.8%
                    Cabot Safety Acquisition Corp. 12.50% 2005.............................       25,000         27,500
                    Cincinnati Milacron, Inc. 7.88% 2000...................................      150,000        152,522
                    Clark Schwebel, Inc. 10.50% 2006(2)....................................       10,000         10,800
                    Columbia University Trustees 8.62% 2001................................      500,000        531,665
                    International Wire Group, Inc. 11.75% 2005*............................       15,000         16,275
                    Neenah Corp. 11.13% 2007...............................................       10,000         10,613
                    Pierce Leahy Corp. 9.13% 2007..........................................        5,000          5,000
                                                                                                            ------------
                                                                                                                754,375
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 0.5%
                    Advanced Micro Devices, Inc. 11.00% 2003...............................       25,000         27,844
                    Bell & Howell Co. zero coupon 2005(1)..................................       20,000         16,000
                    Comcast Cellular Holdings, Inc. 9.50% 2007*............................       15,000         15,075
                    Fairchild Semiconductor Corp. 10.13% 2007*.............................       15,000         15,900
                    Teleport Communications Group zero coupon 2007(1)......................       40,000         28,850
                                                                                                            ------------
                                                                                                                103,669
                                                                                                            ------------
                    METALS & MINERALS -- 0.6%
                    A.K. Steel Corp. 9.13% 2006............................................       15,000         15,300
                    Acindar Industria Argentina de Aceros SA 11.25% 2004...................       10,000         10,563
                    Armco, Inc. 9.38% 2000.................................................       50,000         51,625

---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    METALS & MINERALS (continued)
                    Echo Bay Mines Ltd. 11.00% 2027........................................   $   15,000    $    15,037
                    NS Group, Inc. 13.50% 2003.............................................       25,000         28,250
                                                                                                            ------------
                                                                                                                120,775
                                                                                                            ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.3%
                    Republic of Argentina 11.00% 2006......................................      230,000        256,968
                                                                                                            ------------
                    PAPER PRODUCTS -- 0.8%
                    Container Corp. of America 9.75% 2003..................................       50,000         52,500
                    S.D. Warren Co. 12.00% 2004............................................       50,000         55,500
                    Sheffield Steel Corp. 12.00% 2001......................................        5,000          4,944
                    Silgan Holdings Corp. 9.00% 2009*......................................       10,000         10,100
                    Tembec Finance Corp. 9.88% 2005........................................       30,000         30,900
                                                                                                            ------------
                                                                                                                153,944
                                                                                                            ------------
                    RETAIL -- 1.2%
                    Guitar Center Management Co., Inc. 11.00% 2006.........................       17,000         18,615
                    Penney (J.C.) Co., Inc. 7.40% 2037.....................................      200,000        205,850
                                                                                                            ------------
                                                                                                                224,465
                                                                                                            ------------
                    U.S. GOVERNMENT & AGENCIES -- 48.2%
                    Federal Home Loan Mortgage Corp. 6.00% 2003............................      494,541        480,324
                    Federal Home Loan Mortgage Corp. 6.50% 2024............................      861,848        831,140
                    Federal Home Loan Mortgage Corp. 7.00% 2004 - 2025.....................    1,397,716      1,383,293
                    Federal Home Loan Participation 11.00% 2000............................        6,875          7,348
                    Government National Mortgage Association 7.00% 2023....................      486,370        479,989
                    Government National Mortgage Association 7.50% 2022 - 2023.............      847,009        853,659
                    Government National Mortgage Association 10.00% 2000...................       22,525         23,257
                    Government National Mortgage Association 11.25% 1998...................        2,949          3,082
                    Government National Mortgage Association 13.25% 1999...................        1,304          1,364
                    United States Treasury Bonds 10.75% 2003...............................      700,000        840,658
                    United States Treasury Bonds 11.88% 2003...............................    1,000,000      1,278,590
                    United States Treasury Bonds 12.00% 2013...............................    1,975,000      2,780,128
                    United States Treasury Notes 7.13% 1999................................      500,000        510,235
                                                                                                            ------------
                                                                                                              9,473,067
                                                                                                            ------------
                    UTILITIES -- 6.0%
                    Cleveland Electric Illuminating Co. 7.19% 2000*........................      160,000        160,459
                    Niagara Mohawk Power Corp. 5.88% 2002..................................      750,000        714,816
                    NRG Energy, Inc. 7.50% 2007*...........................................      100,000        100,212
                    WorldCom, Inc. 7.55% 2004..............................................      200,000        203,744
                                                                                                            ------------
                                                                                                              1,179,231
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $19,219,155).........................                  19,242,922
                                                                                                            ------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                         REPURCHASE AGREEMENT -- 0.4%                           AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3)   (cost $75,000)...........   $   75,000    $    75,000
                                                                                                            ------------
                    TOTAL INVESTMENTS --   (cost $19,294,155)               98.4%                            19,317,922
                    Other assets less liabilities --                         1.6                                319,632
                                                                          ------                           ------------
                    NET ASSETS --                                          100.0%                           $19,637,554
                                                                           =====                            ============


              -----------------------------
               +  Non-income producing securities
               *  Resale restricted to qualified institutional buyers
              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
              (2) Fair valued security; see Note 2
              (3) Issuer of the security has filed for bankruptcy and interest payments are in default

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT & QUALITY BOND
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1997
                                                                     (UNAUDITED)

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 95.2%                             AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------

                    FINANCE -- 11.7%
                    CS First Boston Corp. 7.24% 2029(1)..................................   $ 5,000,000    $  5,048,500
                    General Electric Capital Corp. 7.50% 2035............................     5,000,000       5,112,600
                    General Reinsurance Corp. 9.00% 2009.................................     5,000,000       5,773,150
                    Morgan (J.P.) & Co., Inc. 6.25% 2005.................................     5,000,000       4,745,000
                    Stanford University 6.88% 2024.......................................     5,000,000       4,701,700
                                                                                                           -------------
                                                                                                             25,380,950
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 2.5%
                    Postal Square L.P. 8.95% 2022........................................     4,785,950       5,489,963
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 1.9%
                    McDonald's Corp. 7.05% 2025..........................................     4,370,000       4,141,292
                                                                                                           -------------
                    MUNICIPAL BONDS -- 0.4%
                    New Jersey Economic Development Authority, Series A 7.43% 2029.......       910,000         907,133
                                                                                                           -------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.3%
                    British Columbia Province Canada 6.50% 2026..........................     3,125,000       2,833,531
                                                                                                           -------------
                    RETAIL -- 2.2%
                    Wal-Mart Stores, Inc. 6.75% 2023.....................................     5,000,000       4,663,200
                                                                                                           -------------
                    TRANSPORTATION -- 2.6%
                    United Parcel Service of America, Inc. 8.38% 2020....................     5,000,000       5,590,350
                                                                                                           -------------
                    U.S. GOVERNMENT & AGENCIES -- 68.0%
                    Federal Home Loan Mortgage Corp. 6.00% 2008 - 2011...................     8,844,508       8,561,575
                    Federal Home Loan Mortgage Corp. 6.50% 2011..........................    13,147,597      12,939,963
                    Federal Home Loan Mortgage Corp. 7.00% 2010 - 2011...................    18,138,183      18,141,958
                    Federal Home Loan Mortgage Corp. 7.29% 2004..........................    20,000,000      19,856,200
                    Federal Home Loan Mortgage Corp. 14.75% 2010.........................       139,622         166,454
                    Federal National Mortgage Association 7.00% 2010 - 2011..............     6,416,031       6,414,293
                    Government National Mortgage Association 6.50% TBA...................     8,241,288       7,883,287
                    Government National Mortgage Association 7.00% 2009 - 2012...........     9,679,995       9,714,883
                    Government National Mortgage Association 7.50% 2022..................     7,416,305       7,478,825
                    Government National Mortgage Association 10.00% 2013 - 2017..........     2,353,195       2,568,226
                    Government National Mortgage Association 11.50% 2014.................        19,313          21,864
                    Government National Mortgage Association 12.00% 1999 - 2016..........       119,804         128,719
                    Government National Mortgage Association 12.75% 2014.................        79,354          91,158
                    Government National Mortgage Association 13.25% 1999 - 2014..........        20,071          22,833
                    Government National Mortgage Association 13.50% 2014.................         8,681          10,349
                    Government National Mortgage Association 13.75% 2014.................         1,417           1,627
                    United States Treasury Bonds 7.63% 2022..............................    25,000,000      27,230,500

                                                           ---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES (continued)
                    United States Treasury Notes 5.88% 1998..............................   $10,000,000    $ 10,010,900
                    United States Treasury Notes 6.63% 2002..............................    16,000,000      16,144,960
                                                                                                           -------------
                                                                                                            147,388,574
                                                                                                           -------------
                    UTILITIES -- 4.6%
                    Hydro Quebec Electric 8.40% 2022.....................................     5,000,000       5,409,900
                    US West Communications, Inc. 6.88% 2033..............................     5,000,000       4,432,500
                                                                                                           -------------
                                                                                                              9,842,400
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $208,030,592)......................                   206,237,393
                                                                                                           -------------

                                        REPURCHASE AGREEMENT -- 2.4%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3) (cost $5,190,000)........     5,190,000       5,190,000
                                                                                                           -------------
                    TOTAL INVESTMENTS -- (cost $213,220,592)              97.6%                             211,427,393
                    Other assets less liabilities --                       2.4                                5,200,760
                                                                         -----                             ------------
                    NET ASSETS --                                        100.0%                            $216,628,153
                                                                         =====                             =============


              -----------------------------

              (1) Fair valued security; see Note 2
              TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    HIGH YIELD PORTFOLIO                   INVESTMENT PORTFOLIO -- JUNE 30, 1997
                                                                     (UNAUDITED)

                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 91.5%                             AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------

                    AEROSPACE & MILITARY TECHNOLOGY -- 6.7%
                    Howmet Corp. 10.00% 2003..............................................   $   470,000    $   507,600
                    K&F Industries, Inc. 10.38% 2004......................................       250,000        265,000
                    K&F Industries, Inc. 11.88% 2003......................................       105,000        111,169
                    Moog, Inc. 10.00% 2006................................................       655,000        681,200
                    Northrop Grumman Corp. 9.38% 2024.....................................       150,000        164,620
                    Rohr, Inc. 11.63% 2003................................................       500,000        557,500
                    Wyman-Gordon Co. 10.75% 2003..........................................       500,000        535,000
                                                                                                            ------------
                                                                                                              2,822,089
                                                                                                            ------------
                    CABLE -- 3.5%
                    Cablevision Systems Corp. 9.25% 2005..................................       350,000        360,500
                    Comcast Corp. 9.38% 2005..............................................       150,000        157,500
                    Marcus Cable Operating Co. L.P. zero coupon 2004(1)...................       350,000        304,500
                    Rifkin Acquisitions Partners L.P. 11.13% 2006.........................       350,000        369,250
                    Videotron Ltd. 10.25% 2002............................................       250,000        265,000
                                                                                                            ------------
                                                                                                              1,456,750
                                                                                                            ------------
                    CHEMICALS -- 5.5%
                    Acetex Corp. 9.75% 2003...............................................       500,000        507,186
                    Agriculture Minerals & Chemicals 10.75% 2003..........................       500,000        541,250
                    Astor Corp. 10.50% 2006...............................................       400,000        421,500
                    Pioneer Americas Acquisition Corp. 9.25% 2007*........................       130,000        128,213
                    Rexene Corp. 11.75% 2004..............................................       250,000        287,813
                    Sterling Chemicals, Inc. 11.75% 2006..................................       150,000        162,000
                    Texas Petrochemicals Corp. 11.13% 2006................................       250,000        270,000
                                                                                                            ------------
                                                                                                              2,317,962
                                                                                                            ------------
                    COMMUNICATIONS & MEDIA -- 9.0%
                    Big Flower Press Holdings 10.75% 2003.................................       170,000        182,324
                    Chancellor Radio Broadcasting Co. 9.38% 2004..........................       350,000        358,750
                    EchoStar DBS Corp. 12.50% 2002*.......................................       325,000        321,750
                    Granite Broadcasting Corp. 12.75% 2002................................       100,000        107,000
                    Jacor Communications Co. 8.75% 2007*..................................       150,000        147,750
                    Jacor Communications Co. 9.75% 2006...................................       350,000        364,000
                    MobileMedia Corp. 9.38% 2007+(3)......................................       500,000         82,500
                    Plitt Theaters, Inc. 10.88% 2004......................................       250,000        265,000
                    Sun Media Corp. 9.50% 2007*...........................................       100,000        101,125
                    Unisys Corp. 12.00% 2003..............................................       500,000        546,250
                    World Color Press, Inc. 9.13% 2003....................................       750,000        765,000
                    Young Broadcasting, Inc. 11.75% 2004..................................       500,000        552,500
                                                                                                            ------------
                                                                                                              3,793,949
                                                                                                            ------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                          BONDS & NOTES (continued)                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 7.5%
                    Collins & Aikman Corp. 11.50% 2006....................................   $   350,000    $   393,750
                    Delco Remy International, Inc. 10.63% 2006*...........................       350,000        369,250
                    Federal Mogul Corp. 8.80% 2007........................................       250,000        259,528
                    Hayes Wheels International, Inc. 11.00% 2006..........................       135,000        148,500
                    Johnstown America Industries, Inc. 11.75% 2005(2).....................       500,000        522,500
                    Key Plastics, Inc. 10.25% 2007*.......................................       350,000        367,500
                    Kinder Care Learning Centers, Inc. 9.50% 2009.........................       195,000        189,638
                    LDM Technologies, Inc. 10.75% 2007....................................       165,000        174,900
                    Lear Seating Corp. 8.25% 2002.........................................       250,000        253,750
                    Standard Pacific Corp. 8.50% 2007.....................................       230,000        230,000
                    Walbro Corp. 9.88% 2005...............................................       250,000        256,250
                                                                                                            ------------
                                                                                                              3,165,566
                                                                                                            ------------
                    CONSUMER STAPLES -- 2.2%
                    PMI Acquisition Corp. 10.25% 2003.....................................       150,000        156,750
                    Sweetheart Cup, Inc. 10.50% 2003......................................       250,000        253,750
                    Westpoint Stevens, Inc. 8.75% 2001....................................       500,000        515,000
                                                                                                            ------------
                                                                                                                925,500
                                                                                                            ------------
                    ENERGY -- 4.7%
                    Cross Timbers Oil Co. 9.25% 2007......................................       250,000        258,125
                    Falcon Drilling Co. 8.88% 2003........................................       250,000        253,125
                    Flores & Rucks, Inc. 9.75% 2006.......................................       150,000        156,750
                    McDermott J. Ray SA 9.38% 2006........................................       250,000        253,750
                    Plains Resources, Inc. 10.25% 2006....................................       350,000        371,000
                    Pride Petroleum Services, Inc. 9.38% 2007.............................       120,000        125,400
                    Santa Fe Energy Resources 11.00% 2004.................................       500,000        545,000
                                                                                                            ------------
                                                                                                              1,963,150
                                                                                                            ------------
                    FINANCE -- 2.8%
                    Dime Bancorp, Inc. 10.50% 2005........................................       500,000        542,500
                    Navistar Financial Corp. 9.00% 2002*..................................       290,000        298,338
                    Olympic Financial Ltd. 11.50% 2007....................................       350,000        357,000
                                                                                                            ------------
                                                                                                              1,197,838
                                                                                                            ------------
                    GAMING -- 1.1%
                    GB Property Funding Corp. 10.88% 2004.................................       250,000        222,500
                    Trump Atlantic City Associates 11.25% 2006............................       250,000        244,375
                                                                                                            ------------
                                                                                                                466,875
                                                                                                            ------------
                    GROCERY -- 1.7%
                    Dominick's Finer Foods, Inc. 10.88% 2005..............................       225,000        248,625
                    Homeland Stores, Inc. 10.00% 2003+....................................       500,000        479,688
                                                                                                            ------------
                                                                                                                728,313
                                                                                                            ------------
                    HEALTHCARE -- 3.7%
                    Dade International, Inc. 11.13% 2006..................................       190,000        211,850
                    Genesis Health Ventures, Inc. 9.25% 2006..............................        30,000         30,300
                    Genesis Health Ventures, Inc. 9.75% 2005..............................       225,000        232,875
                    Integrated Health Services, Inc. 9.50% 2007*..........................       200,000        204,500
                    Leiner Health Products Group 9.63% 2007*..............................        40,000         40,500
                    Owens & Minor, Inc. 10.88% 2006.......................................       350,000        390,250
                    Packard Bioscience, Inc. 9.38% 2007*..................................       250,000        250,000
                    Quorum Health Group, Inc. 8.75% 2005..................................       175,000        181,125
                                                                                                            ------------
                                                                                                              1,541,400
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 8.9%
                    Cabot Safety Acquisition Corp. 12.50% 2005............................       350,000        385,000
                    Clark Schwebel, Inc. 10.50% 2006(2)...................................       325,000        351,000
                    Essex Group, Inc. 10.00% 2003.........................................       650,000        684,125
                    Graphic Controls Corp. 12.00% 2005(2).................................       225,000        248,625
                    Great Lakes Carbon Corp. 10.00% 2006..................................       500,000        532,500

---------------------

                                                                                              PRINCIPAL
                                          BONDS & NOTES (continued)                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    International Wire Group, Inc. 11.75% 2005*...........................   $   455,000    $   493,675
                    Neenah Corp. 11.13% 2007*.............................................       250,000        265,313
                    Pierce Leahy Corp. 9.13% 2007.........................................       110,000        110,000
                    Roller Bearing Co. America, Inc. 9.63% 2007*..........................       155,000        156,938
                    Specialty Equipment Cos., Inc. 11.38% 2003............................       250,000        272,500
                    UCAR Global Enterprises, Inc. 12.00% 2005.............................       200,000        225,000
                                                                                                            ------------
                                                                                                              3,724,676
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 5.4%
                    Advanced Micro Devices, Inc. 11.00% 2003..............................       250,000        278,438
                    Comcast Cellular Holdings, Inc. 9.50% 2007*...........................       150,000        150,750
                    Bell & Howell Co. zero coupon 2005(1).................................     1,000,000        800,000
                    Bell & Howell Co. zero coupon 2000....................................       250,000        257,813
                    Fairchild Semiconductor Corp. 10.13% 2007*............................       500,000        530,000
                    Teleport Communications Group zero coupon 2007(1).....................       350,000        252,438
                                                                                                            ------------
                                                                                                              2,269,439
                                                                                                            ------------
                    METALS & MINERALS -- 13.1%
                    A.K. Steel Corp. 9.13% 2006...........................................       500,000        510,000
                    A.K. Steel Corp. 10.75% 2004..........................................       350,000        376,250
                    Acindar Industria Argentina de Aceros SA 11.25% 2004..................       500,000        528,124
                    Amtrol, Inc. 10.63% 2006..............................................       350,000        366,624
                    Armco, Inc. 9.38% 2000................................................       750,000        774,375
                    Associated Materials, Inc. 11.50% 2003................................       235,000        249,981
                    Bethlehem Steel Corp. 10.38% 2003.....................................       350,000        364,000
                    Commonwealth Aluminum Corp. 10.75% 2006...............................       500,000        520,000
                    CSN Iron SA 9.13% 2007*...............................................       285,000        277,163
                    Echo Bay Mines Ltd. 11.00% 2027.......................................       350,000        350,875
                    NS Group, Inc. 13.50% 2003............................................       500,000        585,000
                    Weirton Steel Corp. 10.88% 1999.......................................       300,000        313,500
                    Weirton Steel Corp. 11.38% 2004.......................................       250,000        267,500
                                                                                                            ------------
                                                                                                              5,483,392
                                                                                                            ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.1%
                    Republic of Argentina 11.38% 2017.....................................       250,000        278,468
                    Republic of Brazil 6.00% 2013.........................................       250,000        192,813
                                                                                                            ------------
                                                                                                                471,281
                                                                                                            ------------
                    PAPER PRODUCTS -- 10.5%
                    Aracruz Celulose SA 10.38% 2002+*.....................................       255,000        270,300
                    Bahia Sul Celulose SA 10.63% 2004.....................................       250,000        260,000
                    Calmar Inc. Delaware 11.50% 2005......................................       180,000        194,850
                    Container Corp. of America 9.75% 2003.................................       500,000        525,000
                    Container Corp. of America 11.25% 2004................................       600,000        648,000
                    Doman Industries Ltd. 8.75% 2004......................................       500,000        482,500
                    Fonda Group, Inc. 9.50% 2007..........................................       250,000        240,000
                    S.D. Warren Co. 12.00% 2004...........................................       400,000        444,000
                    Sheffield Steel Corp. 12.00% 2001.....................................        60,000         59,325
                    Silgan Corp. 11.75% 2002..............................................       150,000        159,750
                    Silgan Holdings Corp. 9.00% 2009*.....................................       750,000        757,500
                    Silgan Holdings Corp. 13.25% 2006(2)..................................        80,715         91,410
                    Tembec Finance Corp. 9.88% 2005.......................................       250,000        257,500
                                                                                                            ------------
                                                                                                              4,390,135
                                                                                                            ------------
                    RETAIL -- 0.9%
                    Guitar Center Management Co., Inc. 11.00% 2006*.......................       333,000        364,635
                                                                                                            ------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                          BONDS & NOTES (continued)                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES -- 3.2%
                    CMS Energy Corp. 8.13% 2002...........................................   $   350,000    $   353,409
                    El Paso Electric Co. 8.90% 2006.......................................       250,000        266,033
                    First PV Funding Corp. 10.15% 2016....................................       164,000        172,861
                    Texas-New Mexico Power Co. 10.75% 2003................................       500,000        540,624
                                                                                                            ------------
                                                                                                              1,332,927
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost $37,176,086)................................                   38,415,877
                                                                                                            ------------

                                             COMMON STOCK -- 0.1%                              SHARES
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL -- 0.1%
                    Triangle Wire And Cable, Inc.+*(2)(5)
                      (cost $330,000).....................................................        31,667         31,667
                                                                                                            ------------
                                           PREFERRED STOCK -- 2.3%
                    ----------------------------------------------------------------------------------------------------
                    COMMUNICATIONS & MEDIA -- 0.6%
                    Granite Broadcasting Corp. 12.75%*(4).................................           255        250,537
                                                                                                            ------------
                    FINANCE -- 1.7%
                    California Federal Bank Los Angeles, Series B 10.625%.................         2,500        275,625
                    Chevy Chase Preferred Capital Corp., Series A 10.375%.................         8,285        439,105
                                                                                                            ------------
                                                                                                                714,730
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost $929,149).................................                      965,267
                                                                                                            ------------
                                     CONVERTIBLE PREFERRED STOCK -- 0.4%
                    ----------------------------------------------------------------------------------------------------
                    AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
                    Loral Space & Communication Ltd., Series C 6.00%*
                      (cost $187,250).....................................................         3,500        173,469
                                                                                                            ------------
                                              WARRANTS -- 0.0%+
                    ----------------------------------------------------------------------------------------------------
                    COMMUNICATIONS & MEDIA -- 0.0%
                    Benedek Communications Corp. 7/01/07(2)
                      (cost $13,800)......................................................         2,000          4,000
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $38,636,285)........................                   39,590,280
                                                                                                            ------------

---------------------

                                                                                              PRINCIPAL
                                         REPURCHASE AGREEMENT -- 3.3%                          AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3) (cost $1,390,000).........   $ 1,390,000    $ 1,390,000
                                                                                                            -----------
                    TOTAL INVESTMENTS --
                      (cost $40,026,285)                                97.6%                                40,980,280
                    Other assets less liabilities --                     2.4                                  1,001,282
                                                                       -----                                -----------
                    NET ASSETS --                                      100.0%                               $41,981,562
                                                                       =====                                ===========

              -----------------------------
               +  Non-income producing securities
               *  Resale restricted to qualified institutional buyers
              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
              (2) Fair valued security; see Note 2
              (3) Issuer of the security has filed for bankruptcy and interest payments are in default
              (4) PIK ("Payment-in-kind") payment made with additional
                  securities in lieu of cash
              (5) At June 30, 1997 the portfolio held restricted securities amounting to 0.1% of net assets. The portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of the security:

                                                                                                        VALUATION
                                                          DATE OF                          UNIT           AS OF
                               DESCRIPTION              ACQUISITION       SHARES           COST         06/30/97
                    ---------------------------------------------------------------------------------------------
                    Triangle Wire and Cable, Inc.         3/21/94            10,556     $ 10.716654       $1.00
                    Triangle Wire and Cable, Inc.         3/24/94            21,111       10.273080        1.00
                                                                        -----------
                                                                             31,667
                                                                             ======

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    TARGET '98 PORTFOLIO                   INVESTMENT PORTFOLIO -- JUNE 30, 1997
                                                                     (UNAUDITED)

                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 96.3%                              AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------

                    FINANCE -- 2.3%
                    United Virginia Bankshares, Inc. 8.63% 1998............................   $  200,000    $   203,862
                                                                                                            ------------
                    SUPRANATIONALS -- 5.8%
                    International Bank For Reconstruction & Development zero coupon 1998...      550,000        522,035
                                                                                                            ------------
                    U.S. GOVERNMENT & AGENCIES -- 81.2%
                    Federal Judiciary Office Building zero coupon 1998.....................    1,000,000        936,410
                    Federal National Mortgage Association zero coupon 1998.................    1,500,000      1,403,789
                    Government Trust Certificates Series 3D zero coupon 1998...............    1,000,000        922,010
                    Government Trust Certificates Series T zero coupon 1998................    2,600,000      2,397,226
                    Tennessee Valley Authority zero coupon 1998............................      500,000        458,160
                    Treasury Investment Growth Receipts zero coupon 1998...................      500,000        461,000
                    United States Treasury Note Strip Prior zero coupon 1998...............      700,000        645,841
                                                                                                            ------------
                                                                                                              7,224,436
                                                                                                            ------------
                    UTILITIES -- 7.0%
                    Michigan Bell Telephone Co. 9.25% 1998.................................      300,000        312,303
                    Virginia Electric & Power Co. 9.38% 1998...............................      300,000        308,535
                                                                                                            ------------
                                                                                                                620,838
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $8,394,881)..........................                   8,571,171
                                                                                                            ------------

                                         REPURCHASE AGREEMENT -- 3.8%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $335,000)......................................................      335,000        335,000
                                                                                                            ------------
                    TOTAL INVESTMENTS -- (cost $8,729,881)             100.1%                                 8,906,171
                    Liabilities in excess of other assets --            (0.1)                                    (7,025)
                                                                      ------                                ------------
                    NET ASSETS --                                      100.0%                               $ 8,899,146
                                                                      ======                                =============

              -----------------------------

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1997
                                                                     (UNAUDITED)

                                            COMMON STOCK -- 89.6%                               SHARES            VALUE
                    --------------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 6.8%
                    Apparel & Textiles -- 0.9%
                    Nike, Inc., Class B..................................................          6,000       $    350,250

                    Retail -- 5.9%
                    CVS Corp. ...........................................................         11,000            563,750
                    Mercantile Stores Co., Inc. .........................................          7,200            453,150
                    Saks Holdings, Inc.+.................................................         13,000            325,000
                    Sears, Roebuck & Co. ................................................         10,000            537,500
                    Wal-Mart Stores, Inc. ...............................................         18,000            608,625
                                                                                                                  ---------
                                                                                                                  2,838,275
                                                                                                                  ---------
                    CONSUMER STAPLES -- 11.7%
                    Food, Beverage & Tobacco -- 2.4%
                    PepsiCo, Inc. .......................................................         12,000            450,750
                    Sara Lee Corp. ......................................................         14,000            582,750

                    Household Products -- 9.3%
                    Colgate-Palmolive Co. ...............................................          8,000            522,000
                    Estee Lauder Cos., Inc., Class A.....................................          8,900            447,225
                    Gillette Co. ........................................................          7,000            663,250
                    Kimberly-Clark Corp. ................................................         14,000            696,500
                    Procter & Gamble Co. ................................................          6,000            847,500
                    Revlon, Inc., Class A+...............................................         14,000            725,375
                                                                                                                  ---------
                                                                                                                  4,935,350
                                                                                                                  ---------
                    ENERGY -- 9.8%
                    Energy Services -- 2.7%
                    Fluor Corp. .........................................................          9,000            496,687
                    Schlumberger Ltd. ...................................................          5,000            625,000

                    Energy Sources -- 7.1%
                    Amoco Corp. .........................................................          6,000            521,625
                    Chevron Corp. .......................................................          6,000            443,625
                    Exxon Corp. .........................................................         12,000            738,000
                    Royal Dutch Petroleum Co., NY Registry Shares........................         10,000            543,750
                    Union Pacific Resources Group, Inc. .................................         14,234            354,071
                    Unocal Corp. ........................................................         10,000            388,125
                                                                                                                  ---------
                                                                                                                  4,110,883
                                                                                                                  ---------
                    FINANCE -- 16.7%
                    Banks -- 5.5%
                    Citicorp.............................................................          5,000            602,812
                    First Bank Systems, Inc. ............................................          7,000            597,625
                    First Union Corp. ...................................................          7,500            693,750
                    Wachovia Corp. ......................................................          7,000            408,188

                    Financial Services -- 3.7%
                    American Express Co. ................................................         11,000            819,500
                    Federal National Mortgage Association................................         17,000            741,625

                                                           ---------------------

                                          COMMON STOCK (continued)                              SHARES            VALUE
                    --------------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Insurance -- 7.5%
                    Ace Ltd. ............................................................         10,000       $    738,750
                    Allstate Corp. ......................................................         11,000            803,000
                    American International Group, Inc. ..................................          6,000            896,250
                    Marsh & McLennan Cos., Inc. .........................................         10,000            713,750
                                                                                                                  ---------
                                                                                                                  7,015,250
                                                                                                                  ---------
                    HEALTHCARE -- 12.6%
                    Drugs -- 9.9%
                    American Home Products Corp. ........................................         10,000            765,000
                    Bristol-Myers Squibb Co. ............................................          8,000            648,000
                    Pfizer, Inc. ........................................................          7,000            836,500
                    Pharmacia & Upjohn, Inc. ............................................         14,000            486,500
                    Warner-Lambert Co. ..................................................          7,500            931,875
                    Zeneca Group PLC ADR.................................................          5,000            495,625

                    Health Services -- 1.1%
                    Columbia/HCA Healthcare Corp. .......................................         12,000            471,750

                    Medical Products -- 1.6%
                    Abbott Laboratories, Inc. ...........................................         10,000            667,500
                                                                                                                  ---------
                                                                                                                  5,302,750
                                                                                                                  ---------
                    INDUSTRIAL & COMMERCIAL -- 9.1%
                    Aerospace & Military Technology -- 2.7%
                    Boeing Co. ..........................................................         10,000            530,625
                    United Technologies Corp. ...........................................          7,400            614,200

                    Electrical Equipment -- 2.8%
                    General Electric Co. ................................................         18,000          1,176,750

                    Machinery -- 1.3%
                    Caterpillar, Inc. ...................................................          5,000            536,875

                    Multi Industry -- 1.0%
                    Minnesota Mining & Manufacturing Co. ................................          4,000            408,000

                    Transportation -- 1.3%
                    Union Pacific Corp. .................................................          8,000            564,000
                                                                                                                  ---------
                                                                                                                  3,830,450
                                                                                                                  ---------
                    INFORMATION & ENTERTAINMENT -- 6.2%
                    Broadcasting & Media -- 3.6%
                    Gannett Co., Inc. ...................................................          9,000            888,750
                    Scripps (E.W) Co., Class A...........................................         15,000            624,375

                    Leisure & Tourism -- 2.6%
                    McDonald's Corp. ....................................................         13,000            628,063
                    Mirage Resorts, Inc.+................................................         18,000            454,500
                                                                                                                  ---------
                                                                                                                  2,595,688
                                                                                                                  ---------
                    INFORMATION TECHNOLOGY -- 8.5%
                    Communication Equipment -- 3.2%
                    Cisco Systems, Inc.+.................................................         10,000            671,250
                    Motorola, Inc. ......................................................          9,000            684,000

                    Computers & Business Equipment -- 4.2%
                    EMC Corp.+...........................................................         12,000            468,000
                    International Business Machines Corp. ...............................          7,400            667,387
                    Xerox Corp. .........................................................          8,000            631,000

---------------------

                                          COMMON STOCK (continued)                              SHARES            VALUE
                    --------------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Software -- 1.1%
                    Computer Sciences Corp.+.............................................          6,000       $    432,750
                                                                                                                  ---------
                                                                                                                  3,554,387
                                                                                                                  ---------
                    MATERIALS -- 5.8%
                    Chemicals -- 2.9%
                    Air Products & Chemicals, Inc. ......................................          9,000            731,250
                    du Pont (E.I.) de Nemours & Co. .....................................          8,000            503,000

                    Metals & Minerals -- 1.6%
                    Phelps Dodge Corp. ..................................................          8,000            681,500

                    Paper Products -- 1.3%
                    Crown, Cork & Seal, Inc. ............................................         10,000            534,375
                                                                                                                  ---------
                                                                                                                  2,450,125
                                                                                                                  ---------
                    UTILITIES -- 2.4%
                    Telephone -- 2.4%
                    AT&T Corp. ..........................................................         11,000            385,688
                    SBC Communications, Inc. ............................................         10,000            618,750
                                                                                                                  ---------
                                                                                                                  1,004,438
                                                                                                                  ---------
                    TOTAL COMMON STOCK (cost $28,249,927)................................                        37,637,596
                                                                                                                  ---------


                                     CONVERTIBLE PREFERRED STOCK -- 2.0%
                    --------------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 1.0%
                    Broadcasting & Media -- 1.0%
                    Cablevision Systems Corp., Series I 8.50%............................         15,000            406,875
                                                                                                                  ---------
                    INFORMATION TECHNOLOGY -- 1.0%
                    Software -- 1.0%
                    Microsoft Corp., Series A $2.20......................................          5,000            435,000
                                                                                                                  ---------
                    TOTAL CONVERTIBLE PREFERRED STOCK (cost $789,966)....................                           841,875
                                                                                                                  ---------

                                                                                              PRINCIPAL
                                          CONVERTIBLE BONDS -- 6.1%                             AMOUNT
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 1.1%
                    Retail -- 1.1%
                    Home Depot, Inc. 3.25% 2001..........................................     $  400,000            458,000
                                                                                                                  ---------
                    FINANCE -- 2.2%
                    Financial Services -- 2.2%
                    First Financial Management Corp. 5.00% 1999..........................        450,000            910,125
                                                                                                                  ---------
                    HEALTHCARE -- 1.5%
                    Health Services -- 1.5%
                    Tenet Healthcare Corp. 6.00% 2005....................................        500,000            632,500
                                                                                                                  ---------

                                                           ---------------------

                                                                                              PRINCIPAL
                                        CONVERTIBLE BONDS (continued)                           AMOUNT            VALUE
                    --------------------------------------------------------------------------------------------------------

                    INFORMATION TECHNOLOGY -- 1.3%
                    Electronics -- 1.3%
                    Analog Devices, Inc. 3.50% 2000......................................     $  400,000       $    567,500
                                                                                                                  ---------
                    TOTAL CONVERTIBLE BONDS (cost $2,160,028)............................                         2,568,125
                                                                                                                  ---------
                    TOTAL INVESTMENT SECURITIES (cost $31,199,921).......................                        41,047,596
                                                                                                                  ---------

                                        REPURCHASE AGREEMENT -- 2.7%
                    --------------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $1,145,000)..................................................      1,145,000          1,145,000
                                                                                                                  ---------
                    TOTAL INVESTMENTS -- (cost $32,344,921)           100.4%                                     42,192,596
                    Liabilities in excess of other assets --           (0.4)                                       (181,758)
                                                                     ------                                       ---------
                    NET ASSETS --                                     100.0%                                   $ 42,010,838
                                                                     ======                                       =========

              -----------------------------

              + Non-income producing securities
              ADR - American Depository Receipts

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    FOREIGN SECURITIES
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1997
                                                                     (UNAUDITED)

                                             COMMON STOCK -- 93.8%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------

                    ARGENTINA -- 0.7%
                    Banco de Galicia y Buenos Aires SA de CV (Finance).....................       25,000    $   166,276
                    Banco de Galicia y Buenos Aires SA de CV, Class B ADR (Finance)........        7,400        195,175
                                                                                                            -----------
                                                                                                                361,451
                                                                                                            -----------
                    AUSTRALIA -- 3.7%
                    Amcor Ltd. (Materials).................................................       63,964        425,399
                    Boral Ltd. (Materials).................................................       43,173        136,059
                    Broken Hill Proprietary Co., Ltd. (Materials)..........................       37,178        547,419
                    Crown Ltd. (Information & Entertainment)...............................       93,397        150,346
                    Goodman Fielder Wattie Ltd. (Consumer Staples).........................      110,492        162,833
                    Pioneer International Ltd. (Materials)+................................       90,000        348,249
                                                                                                            -----------
                                                                                                              1,770,305
                                                                                                            -----------
                    AUSTRIA -- 0.7%
                    OMV AG (Energy)........................................................        2,780        356,106
                                                                                                            -----------
                    BELGIUM -- 0.5%
                    Credit Dexia/Communal Holding (Finance)+*..............................        2,167        232,781
                                                                                                            -----------
                    BRAZIL -- 0.8%
                    Aracruz Celulose ADR (Materials).......................................        5,900        120,212
                    Centrais Eletricas Brasileiras SA ADR (Utilities)+.....................        4,500        125,819
                    Compania De Minas Buenaventura SA, Series B ADR (Energy)...............        6,100        120,094
                                                                                                            -----------
                                                                                                                366,125
                                                                                                            -----------
                    CANADA -- 2.4%
                    Alcan Aluminum Ltd. (Materials)........................................        5,200        178,486
                    Canadian Imperial Bank Toronto (Finance)...............................        7,800        196,560
                    Canadian Pacific Ltd. (Industrial & Commercial)+*......................       22,400        637,474
                    Canwest Global Communications (Information Technology).................       10,400        154,050
                                                                                                            -----------
                                                                                                              1,166,570
                                                                                                            -----------
                    CHILE -- 1.1%
                    Embotelladora Andina SA, Class A (Consumer Staples)....................        3,700         79,319
                    Embotelladora Andina SA, Class B (Consumer Staples)....................        7,400        158,637
                    Enersis SA ADR (Utilities).............................................        7,700        273,831
                                                                                                            -----------
                                                                                                                511,787
                                                                                                            -----------
                    DENMARK -- 2.4%
                    Tele Danmark A/S, Class B ADR (Utilities)..............................       11,900        310,887
                    Unidanmark A/S (Finance)...............................................       14,900        837,016
                                                                                                            -----------
                                                                                                              1,147,903
                                                                                                            -----------

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINLAND -- 2.7%
                    Kesko (Consumer Discretionary).........................................       20,450    $   288,275
                    Metsa-Serla Oy, Class B (Materials)....................................       47,500        386,933
                    Nokia Corp., Class A ADR (Information Technology)......................        4,900        361,375
                    Rauma Oy (Industrial & Commercial).....................................       12,000        274,999
                                                                                                            -----------
                                                                                                              1,311,582
                                                                                                            -----------
                    FRANCE -- 8.5%
                    Assurance General de France (Finance)+*................................       15,000        479,351
                    Banque Nationale de Paris (Finance)....................................       11,900        490,442
                    Compagnie de St. Gobain (Materials)....................................        2,097        305,806
                    Credit Commerce France (Finance).......................................        6,520        276,257
                    Elf Aquitaine SA (Energy)..............................................        2,900        312,863
                    Havas SA (Information & Entertainment).................................        5,589        402,767
                    Peugeot SA (Consumer Discretionary)....................................        2,930        283,193
                    Remy Cointreau SA (Consumer Staples)...................................        7,600        182,476
                    Rhone-Poulenc SA (Healthcare)..........................................       12,330        503,548
                    Societe Generale (Finance).............................................        4,186        467,272
                    Total SA, Series B (Energy)............................................        3,956        399,861
                                                                                                            -----------
                                                                                                              4,103,836
                                                                                                            -----------
                    GERMANY -- 3.8%
                    Bayer AG (Healthcare)..................................................        9,900        380,424
                    Degussa AG (Materials).................................................        3,500        185,224
                    Karstadt AG (Consumer Discretionary)...................................        1,200        427,269
                    Lufthansa AG (Information & Entertainment).............................       16,600        318,371
                    Mannesmann AG (Industrial & Commercial)................................          800        356,402
                    Metallgesellschaft (Industrial & Commercial)+..........................        8,800        183,155
                                                                                                            -----------
                                                                                                              1,850,845
                                                                                                            -----------
                    HONG KONG -- 3.5%
                    Hutchison Whampoa Ltd. (Industrial & Commercial).......................       60,000        518,890
                    Hysan Development Co., Ltd. (Real Estate)..............................       64,000        188,763
                    New World Development Co., Ltd. (Real Estate)..........................       15,000         89,451
                    Sun Hung Kai Properties Ltd. (Real Estate).............................       25,100        302,115
                    Swire Pacific Ltd., Class A (Real Estate)..............................       55,000        495,172
                    Tingyi Holding Co. (Consumer Staples)..................................      486,000        121,072
                                                                                                            -----------
                                                                                                              1,715,463
                                                                                                            -----------
                    INDIA -- 0.4%
                    Ranbaxy Laboratories Ltd. (Healthcare).................................        3,300         77,550
                    State Bank of India GDR (Finance)*.....................................        4,500        119,250
                                                                                                            -----------
                                                                                                                196,800
                                                                                                            -----------
                    INDONESIA -- 1.4%
                    PT Kalbe Farma alien shares (Healthcare)...............................      180,000        240,543
                    PT Indonesian Satellite Corp. ADR (Utilities)+.........................        7,400        221,537
                    PT Jaya Real Property alien shares (Real Estate).......................      154,000        207,381
                                                                                                            -----------
                                                                                                                669,461
                                                                                                            -----------
                    IRELAND -- 1.7%
                    Allied Irish Banks PLC (Finance).......................................       21,419        163,364
                    Bank of Ireland (Finance)..............................................        1,500         16,692
                    Jefferson Smurfit Group (Materials)+...................................      215,000        619,409
                                                                                                            -----------
                                                                                                                799,465
                                                                                                            -----------

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    ITALY -- 3.7%
                    Arnaldo Mondadori Edit (Information & Entertainment)...................       43,700    $   252,496
                    Fiat SpA (Consumer Discretionary)......................................      164,000        590,549
                    First British Columbia San Paolo (Finance).............................       11,700         85,294
                    Instituto Bancario San Polotorono (Finance)*...........................       41,000        298,893
                    STET (Utilities).......................................................       94,000        547,550
                                                                                                            -----------
                                                                                                              1,774,782
                                                                                                            -----------
                    JAPAN -- 23.5%
                    Aisin Seiki Co., Ltd. (Consumer Discretionary).........................       34,000        519,107
                    Asahi Organic Chemical Co., Ltd. (Industrial & Commercial).............        9,000         46,563
                    Dai Nippon Printing Co., Ltd. (Information & Entertainment)............       10,000        225,964
                    Daibiru Corp. (Real Estate)............................................        3,000         36,119
                    Eisai Co., Ltd. (Healthcare)...........................................       23,000        435,439
                    Exedy Corp. (Consumer Discretionary)...................................       12,000        152,853
                    Fuji Machine Manufacturing Co. (Industrial & Commercial)...............       14,000        506,892
                    Fukuda Denshi (Healthcare).............................................        6,000        123,015
                    Hitachi Ltd. (Information Technology)+.................................       22,000        245,681
                    JGC Corp. (Industrial & Commercial)....................................       40,000        275,694
                    Kyudenko Corp. (Industrial & Commercial)...............................       15,000        126,418
                    Mabuchi Motor Co., Ltd. (Industrial & Commercial)......................       10,000        580,178
                    Maruichi Steel Tube (Energy)...........................................       26,000        430,989
                    Matsumotokiyoshi (Consumer Discretionary)..............................        7,600        322,247
                    Matsushita Electric Industrial Co., Ltd. (Information Technology)+.....       32,000        644,914
                    Mazda Motor Corp. (Consumer Discretionary).............................       93,000        324,551
                    Meiwa Estate Co. (Real Estate)+........................................        4,000         87,245
                    Mitsubishi Heavy Industries Ltd. (Industrial & Commercial).............       55,000        421,785
                    Murata Manufacturing Co., Ltd. (Information Technology)................       12,000        477,404
                    Namco (Information & Entertainment)....................................       14,600        563,008
                    NGK Spark Plug Co., Ltd. (Industrial & Commercial).....................       45,000        490,752
                    Nikko Securities Co., Ltd. (Finance)...................................       44,000        270,633
                    Nippon Express Co., Ltd. (Industrial & Commercial).....................       50,000        399,145
                    Nippon Television Network (Information & Entertainment)................        1,260        505,671
                    Okumura Corp. (Consumer Discretionary).................................       30,000        158,873
                    Royal Ltd. (Consumer Discretionary)....................................          900         18,923
                    Sakura Bank Ltd. (Finance).............................................       69,000        528,546
                    Sanwa Bank Ltd. (Finance)..............................................       14,000        207,643
                    Sawako Corp. (Consumer Discretionary)..................................        5,000         90,735
                    Shimachu Co. (Consumer Discretionary)..................................        9,700        291,118
                    Sony Music Entertainment, Inc. (Information & Entertainment)...........        9,300        435,709
                    Square Co., Ltd. (Information Technology)..............................        4,200        207,032
                    Sumitomo Rubber Industries Ltd. (Consumer Discretionary)...............       56,000        376,688
                    Tokyo Steel Manufacturing Co. (Materials)..............................        8,400         93,806
                    Toyo Ink Manufacturing Co. (Materials).................................       87,000        347,636
                    Yamato Kogyo Co. (Materials)...........................................       46,000        453,499
                                                                                                            -----------
                                                                                                             11,422,475
                                                                                                            -----------
                    MALAYSIA -- 1.2%
                    Bumi Armada Bhd (Industrial & Commercial)..............................          770          1,891
                    Land & General Bhd (Real Estate)+......................................       70,000         80,428
                    Renong Bhd (Industrial & Commercial)+..................................       60,000         78,447
                    Resorts World Bhd (Information & Entertainment)........................       43,000        129,477
                    Sime Darby Bhd (Industrial & Commercial)...............................       78,000        259,588
                    Sungei Way Holdings Bhd (Multi-Industry)*..............................       23,000         43,376
                                                                                                            -----------
                                                                                                                593,207
                                                                                                            -----------

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    MEXICO -- 2.6%
                    Cemex SA de CV (Materials).............................................       50,000    $   217,049
                    Corporacion GEO SA de CV, Class B (Consumer Discretionary)+............       32,000        184,410
                    Fomento Economico Mexicano SA de CV (Consumer Staples).................       31,000        184,498
                    Grupo Financiero Bancomer SA de CV, Series B (Finance).................      330,000        158,616
                    Grupo Televisa SA de CV (Information & Entertainment)..................        8,100        123,322
                    Kimberly-Clark de Mexico SA de CV, Class A (Materials).................       70,000        281,850
                    Panamerican Beverages, Inc., Class A ADR (Consumer Staples)............        3,700        121,638
                                                                                                            -----------
                                                                                                              1,271,383
                                                                                                            -----------
                    NETHERLANDS -- 3.1%
                    Akzo Nobel NV (Materials)..............................................        2,720        372,755
                    Internationale Nederlanden Groep NV (Finance)..........................       14,765        680,744
                    PolyGram NV (Information & Entertainment)..............................        8,400        440,776
                                                                                                            -----------
                                                                                                              1,494,275
                                                                                                            -----------
                    NEW ZEALAND -- 1.2%
                    Air New Zealand Ltd., Class B (Information & Entertainment)+...........       34,561        105,640
                    Brierley Investments Ltd. (Finance)+...................................      128,000        125,199
                    Carter Holt Harvey Ltd. (Materials)....................................      139,000        359,724
                                                                                                            -----------
                                                                                                                590,563
                                                                                                            -----------
                    NORWAY -- 1.2%
                    Nycomed ASA, Series A (Healthcare)+....................................       20,000        294,712
                    Saga Petroleum ASA, Series A (Energy)..................................       15,000        284,478
                                                                                                            -----------
                                                                                                                579,190
                                                                                                            -----------
                    PHILIPPINES -- 0.4%
                    Philipino Telephone Corp. (Utilities)..................................      100,000         50,235
                    Philippine Long Distance Telephone Co. ADR (Utilities).................        2,000        128,500
                                                                                                            -----------
                                                                                                                178,735
                                                                                                            -----------
                    SINGAPORE -- 2.3%
                    Development Bank of Singapore Ltd. alien shares (Finance)..............       25,250        317,899
                    Keppel Corp., Ltd. (Industrial & Commercial)...........................       46,000        204,309
                    Keppel Corp., Ltd., Class A (Industrial & Commercial)..................       11,500         49,871
                    Keppel Fels Ltd. (Energy)..............................................       66,000        223,431
                    Keppel Land Ltd. (Real Estate).........................................       50,000        132,895
                    United Overseas Bank Ltd. alien shares (Finance).......................       20,000        205,637
                                                                                                            -----------
                                                                                                              1,134,042
                                                                                                            -----------
                    SOUTH KOREA -- 0.5%
                    Chosun Brewery Co., Ltd. (Consumer Staples)............................        3,020         78,901
                    Hanwha Chemical (Materials)............................................        7,353         57,963
                    Samsung Fire & Marine Insurance (Finance)+.............................          130         48,829
                    Shinsegae Department Street (Consumer Discretionary)...................        2,000         78,829
                                                                                                            -----------
                                                                                                                264,522
                                                                                                            -----------
                    SPAIN -- 0.6%
                    Empresa Nacional de Electricidad SA (Utilities)........................        1,700        142,715
                    Telefonica de Espana SA (Utilities)....................................        4,600        132,989
                                                                                                            -----------
                                                                                                                275,704
                                                                                                            -----------
                    SWEDEN -- 2.2%
                    Nordbanken AB (Finance)................................................       10,190        343,816
                    Pharmacia & Upjohn, Inc. (Healthcare)..................................       18,100        610,704
                    Sparbanken Sverige AB (Finance)........................................        5,760        128,075
                                                                                                            -----------
                                                                                                              1,082,595
                                                                                                            -----------

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    SWITZERLAND -- 1.8%
                    Ciba Specialty Chemicals AG (Healthcare)+..............................           80    $     7,397
                    Gebrueder Sulzer AG (Consumer Staples)+................................          660        565,069
                    Nestle SA (Consumer Staples)...........................................          233        307,368
                                                                                                            -----------
                                                                                                                879,834
                                                                                                            -----------
                    THAILAND -- 0.5%
                    Land & House PCL alien shares (Real Estate)+...........................       20,000         41,691
                    Siam City Cement PCL alien shares (Materials)..........................       18,000         72,959
                    Siam Commercial Bank PCL alien shares (Finance)........................       30,000        122,756
                                                                                                            -----------
                                                                                                                237,406
                                                                                                            -----------
                    UNITED KINGDOM -- 14.7%
                    Amersham International PLC (Healthcare)................................          300          7,994
                    Associated British Foods PLC (Consumer Staples)........................       67,800        583,731
                    Bass PLC (Consumer Staples)............................................       17,700        216,058
                    BOC Group PLC (Materials)..............................................       22,700        394,467
                    Boots Co. PLC (Consumer Discretionary).................................       45,000        527,942
                    British Petroleum Co. PLC (Energy).....................................        5,500         68,419
                    British Telecommunications PLC (Utilities).............................       45,000        334,226
                    BTR PLC (Industrial & Commercial)......................................      110,000        376,441
                    Burmah Castrol PLC (Energy)............................................       23,500        397,607
                    Carlton Communications PLC (Information & Entertainment)...............       50,000        423,403
                    Centrica PLC (Utilities)+..............................................      340,000        413,449
                    Cookson Group PLC (Information Technology).............................      122,307        427,724
                    De La Rue PLC (Materials)..............................................       38,258        237,642
                    Guinness PLC (Consumer Discretionary)..................................       61,000        597,310
                    National Grid Group PLC (Utilities)....................................       54,270        196,116
                    PowerGen PLC (Utilities)...............................................       34,113        405,612
                    Rank Group PLC (Information & Entertainment)...........................       66,000        418,207
                    Reckitt & Colman PLC (Consumer Staples)................................       27,010        403,469
                    Royal & Sun Alliance Insurance Group PLC (Finance).....................       33,181        245,338
                    Sainsbury (J.) PLC (Consumer Discretionary)............................       80,647        488,858
                                                                                                            -----------
                                                                                                              7,164,013
                                                                                                            -----------
                    TOTAL COMMON STOCK (cost $41,306,667)..................................                  45,503,206
                                                                                                            -----------

                                            PREFERRED STOCK -- 2.4%
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL -- 1.3%
                    Banco Itau SA (Finance)+...............................................      166,000         92,980
                    Companhia Energetica de Minas Gerais (Utilities).......................    1,819,000         93,776
                    Centrais Electricas Brasileiras SA-Electrobras, Series B (Utilities)...        5,000          2,982
                    Companhia Vale Rio Doce, Class B (Materials)...........................        5,500              0
                    Companhia Paranaense de Energia, Class B (Utilities)...................   10,955,600        203,532
                    Petroleo Brasileiros SA (Energy).......................................      853,000        236,919
                                                                                                            -----------
                                                                                                                630,189
                                                                                                            -----------
                    GERMANY -- 0.7%
                    Hornbach Holding AG (Consumer Discretionary)...........................        3,900        330,944
                                                                                                            -----------
                    VENEZUELA -- 0.4%
                    Quilmes Industrial Quinsa Societe ADR (Consumer Staples)...............       18,300        212,737
                                                                                                            -----------
                    TOTAL PREFERRED STOCK (cost $944,246)..................................                   1,173,870
                                                                                                            -----------
                    TOTAL INVESTMENT SECURITIES (cost $42,250,913).........................                  46,677,076
                                                                                                            -----------

                                                           ---------------------

                                                                                              PRINCIPAL
                                         REPURCHASE AGREEMENT -- 4.4%                           AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $2,160,000)....................................................   $2,160,000    $ 2,160,000
                                                                                                            -----------
                    TOTAL INVESTMENTS --
                      (cost $44,410,913)                                100.6%                               48,837,076
                    Liabilities in excess of other assets --             (0.6)                                 (302,039)
                                                                        ------                              -----------
                    NET ASSETS --                                       100.0%                              $48,535,037
                                                                        =====                               ===========


              -----------------------------

              + Non-income producing securities
              * Resale restricted to qualified institutional buyers ADR - American Depository Receipts
              GDR - Global Depository Receipts

              See Notes to Financial Statements

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                       INVESTMENT PORTFOLIO -- JUNE 30, 1997
                                                                     (UNAUDITED)

                                            COMMON STOCK -- 97.9%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 9.4%
                    Automotive -- 1.5%
                    Ford Motor Co. .......................................................       67,000    $  2,529,250
                    Goodyear Tire & Rubber Co. ...........................................       38,500       2,437,531
                    Harley-Davidson, Inc. ................................................       28,000       1,342,250

                    Retail -- 7.9%
                    Arbor Drugs, Inc. ....................................................      124,500       2,505,563
                    Barnes & Noble, Inc.+.................................................       79,000       3,397,000
                    CVS Corp. ............................................................       33,000       1,691,250
                    Dayton Hudson Corp. ..................................................       95,000       5,052,812
                    Ethan Allen Interiors, Inc. ..........................................       25,000       1,425,000
                    Home Depot, Inc. .....................................................       86,000       5,928,625
                    Office Max, Inc.+.....................................................      138,000       1,992,375
                    Saks Holdings, Inc.+..................................................       87,000       2,175,000
                    Sears, Roebuck & Co. .................................................       77,500       4,165,625
                    Wal-Mart Stores, Inc. ................................................      160,000       5,410,000
                                                                                                           -------------
                                                                                                             40,052,281
                                                                                                           -------------
                    CONSUMER STAPLES -- 7.0%
                    Food, Beverage & Tobacco -- 3.6%
                    General Mills, Inc. ..................................................       45,000       2,930,625
                    PepsiCo, Inc. ........................................................       82,500       3,098,906
                    Philip Morris Cos., Inc. .............................................       94,000       4,171,250
                    Sara Lee Corp. .......................................................      120,600       5,019,975

                    Household Products -- 3.4%
                    Bush Boake Allen, Inc.+...............................................       65,000       2,023,125
                    Estee Lauder Cos., Inc., Class A......................................       37,300       1,874,325
                    Kimberly-Clark Corp. .................................................       75,600       3,761,100
                    Procter & Gamble Co. .................................................       49,000       6,921,250
                                                                                                           -------------
                                                                                                             29,800,556
                                                                                                           -------------
                    ENERGY -- 5.6%
                    Energy Services -- 1.1%
                    Santa Fe International Corp.+.........................................       11,700         397,800
                    Schlumberger Ltd. ....................................................       35,000       4,375,000

                    Energy Sources -- 4.5%
                    Amoco Corp. ..........................................................       77,000       6,694,187
                    Barrett Resources Corp.+..............................................        9,700         290,394
                    Chevron Corp. ........................................................       75,000       5,545,313
                    Exxon Corp. ..........................................................       77,400       4,760,100
                    Union Pacific Resources Group, Inc. ..................................       70,418       1,751,648
                                                                                                           -------------
                                                                                                             23,814,442
                                                                                                           -------------
                    FINANCE -- 16.7%
                    Banks -- 5.9%
                    Associated Banc Corp. ................................................       49,200       1,943,400
                    Citicorp..............................................................       34,000       4,099,125
                    First Commercial Corp. ...............................................       39,322       1,617,117
                    First Union Corp. ....................................................       63,000       5,827,500
                    Mercantile Bankshares Corp. ..........................................       33,000       1,320,000

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Banks (continued)
                    NationsBank Corp. ....................................................       73,000    $  4,708,500
                    Pacific Century Financial Corp. ......................................       39,000       1,803,750
                    State Street Boston Corp. ............................................       44,800       2,072,000
                    Wilmington Trust Corp. ...............................................       35,000       1,601,250

                    Financial Services -- 3.8%
                    American Express Co. .................................................       81,000       6,034,500
                    Federal National Mortgage Association.................................      144,000       6,282,000
                    Morgan Stanley, Dean Witter, Discover & Co. ..........................       92,400       3,978,975

                    Insurance -- 7.0%
                    Ace Co., Ltd. ........................................................       57,000       4,210,875
                    Allstate Corp. .......................................................       84,600       6,175,800
                    American International Group, Inc. ...................................       47,500       7,095,313
                    Frontier Insurance Group, Inc. .......................................       51,100       3,308,725
                    Reinsurance Group America, Inc. ......................................       30,500       1,753,750
                    Travelers Group, Inc. ................................................      110,000       6,936,875
                                                                                                           -------------
                                                                                                             70,769,455
                                                                                                           -------------
                    HEALTHCARE -- 13.1%
                    Drugs -- 7.8%
                    American Home Products Corp. .........................................       20,000       1,530,000
                    Cognizant Corp. ......................................................        5,100         206,550
                    Genzyme Corp.+........................................................       67,000       1,859,250
                    Johnson & Johnson Co. ................................................       15,000         965,625
                    Merck & Co., Inc. ....................................................       35,000       3,622,500
                    Pfizer, Inc. .........................................................       54,000       6,453,000
                    Pharmacia & Upjohn, Inc. .............................................       80,000       2,780,000
                    Rhone-Poulenc Rorer, Inc. ............................................       69,400       6,306,725
                    Warner-Lambert Co. ...................................................       48,000       5,964,000
                    Zeneca Group PLC ADR..................................................       34,000       3,370,250

                    Health Services -- 2.6%
                    Columbia/HCA Healthcare Corp. ........................................       75,000       2,948,437
                    Shared Medical Systems Corp. .........................................       55,000       2,970,000
                    Tenet Healthcare Corp.+...............................................       70,000       2,069,375
                    United Healthcare Corp. ..............................................       58,800       3,057,600

                    Medical Products -- 2.7%
                    Abbott Laboratories, Inc. ............................................       90,000       6,007,500
                    Biomet, Inc. .........................................................      100,000       1,862,500
                    Life Technologies, Inc. ..............................................       77,000       2,136,750
                    Nellcor Puritan Bennett, Inc.+........................................       89,000       1,613,125
                                                                                                           -------------
                                                                                                             55,723,187
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 13.9%
                    Aerospace & Military Technology -- 2.7%
                    Boeing Co. ...........................................................      104,000       5,518,500
                    General Motors Corp., Class H ........................................       40,000       2,310,000
                    United Technologies Corp. ............................................       44,000       3,652,000

                    Business Services -- 3.4%
                    Avnet, Inc. ..........................................................       19,500       1,121,250
                    Dames & Moore, Inc. ..................................................      100,000       1,237,500
                    Foster Wheeler Corp. .................................................      100,000       4,050,000
                    G & K Services, Inc. .................................................       71,500       2,663,375
                    Ionics, Inc. .........................................................       32,000       1,456,000
                    Metromail Corp.+......................................................      101,000       2,499,750
                    Tetra Tech, Inc.+.....................................................       60,000       1,447,500

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Electrical Equipment -- 3.7%
                    General Electric Co. .................................................      128,000    $  8,368,000
                    Hubbell, Inc. ........................................................       94,000       4,136,000
                    Littelfuse, Inc.+.....................................................      118,000       3,333,500

                    Machinery -- 1.6%
                    Caterpillar, Inc. ....................................................       38,000       4,080,250
                    Donaldson Co., Inc. ..................................................       55,000       2,090,000
                    MSC Industrial Direct, Inc., Class A+.................................       15,000         601,875

                    Multi-Industry -- 1.2%
                    Minnesota Mining & Manufacturing Co. .................................       49,000       4,998,000

                    Transportation -- 1.3%
                    Air Express International Corp. ......................................       61,000       2,424,750
                    Union Pacific Corp. ..................................................       43,000       3,031,500
                                                                                                           -------------
                                                                                                             59,019,750
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 5.1%
                    Broadcasting & Media -- 1.7%
                    ADVO, Inc.+...........................................................      105,000       1,706,250
                    Gannett Co., Inc. ....................................................       55,000       5,431,250

                    Entertainment Products -- 0.3%
                    Speedway Motorsports, Inc.+...........................................       65,000       1,413,750

                    Leisure & Tourism -- 3.1%
                    Landry's Seafood Restaurants, Inc.+...................................       38,000         874,000
                    McDonald's Corp. .....................................................       98,000       4,734,625
                    Mirage Resorts, Inc.+.................................................      130,000       3,282,500
                    Southwest Airlines Co. ...............................................      165,000       4,269,375
                                                                                                           -------------
                                                                                                             21,711,750
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 17.7%
                    Communication Equipment -- 3.4%
                    Andrew Corp.+.........................................................       50,000       1,406,250
                    Cisco Systems, Inc.+..................................................       90,000       6,041,250
                    General Instrument Corp.+.............................................       60,000       1,500,000
                    Lucent Technologies, Inc. ............................................       34,167       2,462,159
                    Motorola, Inc. .......................................................       40,000       3,040,000

                    Computers & Business Equipment -- 2.7%
                    Adaptec, Inc.+........................................................       52,600       1,827,850
                    EMC Corp.+............................................................       84,000       3,276,000
                    Hewlett-Packard Co. ..................................................       77,000       4,312,000
                    International Business Machines Corp. ................................       24,000       2,164,500

                    Electronics -- 3.7%
                    AMP, Inc. ............................................................       81,000       3,381,750
                    Analog Devices, Inc.+.................................................      110,000       2,921,875
                    Dallas Semiconductor Corp. ...........................................       50,000       1,962,500
                    Intel Corp. ..........................................................       35,000       4,963,438
                    Maxim Integrated Products, Inc.+......................................       45,000       2,559,375

                    Software -- 7.9%
                    American Management Systems, Inc.+....................................       88,000       2,354,000
                    Automatic Data Processing, Inc. ......................................      112,000       5,264,000
                    BISYS Group, Inc.+....................................................       45,500       1,899,625
                    Cognos, Inc.+.........................................................       43,000       1,338,375
                    Computer Sciences Corp.+..............................................       18,000       1,298,250
                    DST Systems, Inc.+....................................................       59,000       1,965,438
                    First Data Corp. .....................................................       79,000       3,471,062

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Software (continued)
                    Microsoft Corp.+......................................................       45,000    $  5,686,875
                    Policy Management Systems Corp.+......................................       52,000       2,444,000
                    Sterling Commerce, Inc.+..............................................       35,000       1,150,625
                    Sterling Software, Inc.+..............................................       78,000       2,437,500
                    Synopsys, Inc.+.......................................................       45,000       1,653,750
                    Systems & Computer Technology Corp.+..................................       94,000       2,514,500
                                                                                                           -------------
                                                                                                             75,296,947
                                                                                                           -------------
                    MATERIALS -- 6.3%
                    Chemicals -- 2.5%
                    du Pont (E.I.) de Nemours & Co. ......................................       72,000       4,527,000
                    Engelhard Corp. ......................................................      149,925       3,139,055
                    Minerals Technologies, Inc. ..........................................       47,000       1,762,500
                    Schulman A., Inc. ....................................................       53,000       1,305,125

                    Metals & Minerals -- 1.9%
                    Aluminum Co. of America...............................................       44,000       3,316,500
                    Phelps Dodge Corp. ...................................................       36,400       3,100,825
                    UCAR International, Inc.+.............................................       33,000       1,509,750

                    Paper Products -- 1.9%
                    Bemis Co., Inc. ......................................................       26,000       1,124,500
                    Crown, Cork & Seal, Inc. .............................................       45,000       2,404,687
                    International Paper Co. ..............................................       92,000       4,467,750
                                                                                                           -------------
                                                                                                             26,657,692
                                                                                                           -------------
                    UTILITIES -- 3.1%
                    Telephone -- 3.1%
                    AT&T Corp. ...........................................................       90,000       3,155,625
                    Century Telephone Enterprises, Inc. ..................................       41,000       1,381,188
                    Qwest Communications International, Inc.+.............................        5,300         144,425
                    SBC Communications, Inc. .............................................      106,000       6,558,750
                    WorldCom, Inc.+.......................................................       55,000       1,760,000
                                                                                                           -------------
                                                                                                             12,999,988
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $286,657,257).......................                  415,846,048
                                                                                                           -------------


                                                                                             PRINCIPAL
                                         REPURCHASE AGREEMENT -- 2.0%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3) (cost $8,260,000).........   $8,260,000       8,260,000
                                                                                                           -------------

                    TOTAL INVESTMENTS --
                      (cost $294,917,257)                                  99.9%                            424,106,048
                    Other assets less liabilities --                        0.1                                 512,227
                                                                          -----                            ------------
                    NET ASSETS --                                         100.0%                           $424,618,275
                                                                          =====                            ============

              -----------------------------

              + Non-income producing securities
              ADR - American Depository Receipts

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1997
                                                                     (UNAUDITED)

                                            COMMON STOCK -- 92.7%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 10.5%
                    Apparel & Textiles -- 0.9%
                    Tommy Hilfiger Corp.+................................................       140,000    $  5,626,250

                    Retail -- 9.6%
                    Barnes & Noble, Inc.+................................................       275,000      11,825,000
                    Bed Bath & Beyond, Inc.+.............................................       375,000      11,390,625
                    Gadzooks, Inc.+......................................................       139,700       2,724,150
                    Gymboree Corp.+......................................................       200,000       4,800,000
                    Home Depot, Inc......................................................       130,000       8,961,875
                    Hot Topic, Inc.+.....................................................        58,100       1,307,250
                    Linens' N Things, Inc.+..............................................       118,800       3,519,450
                    Mercantile Stores Co., Inc...........................................       200,000      12,587,500
                    Saks Holdings, Inc.+.................................................       225,000       5,625,000
                                                                                                           -------------
                                                                                                             68,367,100
                                                                                                           -------------
                    CONSUMER STAPLES -- 1.3%
                    Food, Beverage & Tobacco -- 0.4%
                    General Cigar Holdings, Inc., Class A+...............................        92,500       2,722,969

                    Household Products -- 0.9%
                    Revlon, Inc., Class A+...............................................       110,000       5,699,375
                                                                                                           -------------
                                                                                                              8,422,344
                                                                                                           -------------
                    ENERGY -- 6.9%
                    Energy Services -- 5.5%
                    ENSCO International, Inc.+...........................................       170,000       8,967,500
                    Santa Fe International Corp.+........................................       150,900       5,130,600
                    Transocean Offshore, Inc.............................................       303,619      22,050,330

                    Energy Sources -- 1.4%
                    Unocal Corp..........................................................       115,000       4,463,437
                    Vastar Resources, Inc................................................       130,000       4,558,125
                                                                                                           -------------
                                                                                                             45,169,992
                                                                                                           -------------
                    FINANCE -- 9.6%
                    Financial Services -- 4.1%
                    Interra Financial, Inc...............................................        80,000       3,355,000
                    Legg Mason, Inc......................................................       140,000       7,533,750
                    McDonald & Co. Investments, Inc......................................        85,000       3,899,375
                    Morgan Keegan, Inc...................................................       233,500       4,640,813
                    Piper Jaffray Cos., Inc..............................................       260,000       5,330,000
                    Raymond James Financial, Inc.........................................        75,000       2,053,125

                    Insurance -- 5.5%
                    Ace Co., Ltd.........................................................       250,000      18,468,750
                    Allstate Corp........................................................       175,000      12,775,000
                    Transatlantic Holdings, Inc..........................................        45,000       4,466,250
                                                                                                           -------------
                                                                                                             62,522,063
                                                                                                           -------------

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 14.4%
                    Drugs -- 6.4%
                    Eisai Co., Ltd.......................................................       480,000    $  9,087,420
                    Genzyme Corp.+.......................................................       440,000      12,210,000
                    Immunex Corp.+.......................................................       209,300       7,587,125
                    Rhone-Poulenc Rorer, Inc.............................................       140,000      12,722,500

                    Health Services -- 6.6%
                    Beverly Enterprises, Inc.+...........................................       500,000       8,125,000
                    Columbia/HCA Healthcare Corp.........................................       280,000      11,007,500
                    IDX Systems Corp.+...................................................        90,000       3,105,000
                    Magellan Health Services, Inc.+......................................       200,000       5,900,000
                    Vencor, Inc.+........................................................       350,000      14,787,500

                    Medical Products -- 1.4%
                    Biomet, Inc..........................................................       350,000       6,518,750
                    Heartstream, Inc.+...................................................       140,000       1,225,000
                    Physio-Control International Corp.+..................................       115,000       1,725,000
                                                                                                           -------------
                                                                                                             94,000,795
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 9.3%
                    Aerospace & Military Technology -- 4.2%
                    General Motors Corp., Class H........................................        50,000       2,887,500
                    Gulfstream Aerospace Corp.+..........................................       280,000       8,260,000
                    Loral Space & Communications Corp.+..................................       225,000       3,375,000
                    Precision Castparts Corp.............................................       215,000      12,819,375

                    Business Services -- 2.7%
                    American Residential Services, Inc.+.................................       150,000       3,487,500
                    Pierce Leahy Corp....................................................        24,600         442,800
                    Republic Industries, Inc.+*..........................................       320,700       7,977,412
                    Service Experts, Inc.+...............................................       124,900       3,060,050
                    West TeleServices Corp.+.............................................       175,000       2,581,250

                    Electrical Equipment -- 1.1%
                    Generale Cable Corp.+................................................       282,900       7,249,313

                    Transportation -- 1.3%
                    Pittston Burlington Co...............................................       175,000       4,921,875
                    Werner Enterprises, Inc..............................................       200,000       3,875,000
                                                                                                           -------------
                                                                                                             60,937,075
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 13.1%
                    Broadcasting & Media -- 13.1%
                    American Radio Systems Corp., Class A+...............................       274,500      10,945,687
                    CanWest Global Communications Corp. .................................       200,000       2,962,500
                    Central European Media Enterprises Ltd., Class A+....................       140,000       3,640,000
                    Gaylord Entertainment Co., Class A...................................         7,300         168,356
                    Jacor Communications, Inc.+..........................................       225,000       8,606,250
                    Lamar Advertising Co., Class A.......................................       110,000       2,805,000
                    LodgeNet Entertainment Corp.+........................................       181,100       1,811,000
                    Metro Networks, Inc.+................................................       200,000       4,850,000
                    Outdoor Systems, Inc.+...............................................       191,950       7,342,088
                    Pulitzer Publishing Co...............................................        92,766       4,916,598
                    Scripps (E.W.) Co., Class A..........................................        70,000       2,913,750
                    TCI Satellite Entertainment, Inc., Class A+..........................       175,000       1,378,125

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT (continued)
                    Broadcasting & Media (continued)
                    Tele-Communications Liberty Media Group, Class A+....................       735,000    $ 17,456,250
                    Universal Outdoor Holdings, Inc. ....................................       131,000       4,568,625
                    Viacom, Inc., Class A+...............................................        11,200         329,700
                    Viacom, Inc., Class B+...............................................       249,861       7,495,830
                    Young Broadcasting, Inc., Class A+...................................       100,000       3,250,000
                                                                                                           -------------
                                                                                                             85,439,759
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 27.6%
                    Communication Equipment -- 5.3%
                    APT Satellite Holdings Ltd. ADR+.....................................       215,000       2,714,375
                    Gilat Satellite Networks Ltd.+.......................................       135,000       4,488,750
                    Larscom, Inc., Class A+..............................................       150,000       1,612,500
                    Natural Microsystems Corp.+..........................................        90,000       3,240,000
                    Nokia Corp., Class A ADR.............................................       165,000      12,168,750
                    NTL, Inc.+...........................................................       146,666       3,648,317
                    Scitex Corp. Ltd. ...................................................       218,800       1,928,175
                    Teledata Communications, Inc.+.......................................        78,500       2,698,437
                    VideoServer, Inc.+...................................................       150,000       1,987,500

                    Computers & Business Equipment -- 2.8%
                    Adaptec, Inc.+.......................................................       190,000       6,602,500
                    EMC Corp.+...........................................................       300,000      11,700,000

                    Electronics -- 4.1%
                    Analog Devices, Inc.+................................................       350,000       9,296,875
                    Peak International Ltd.+.............................................        83,400       1,000,800
                    Philips Electronics NV ADR...........................................       165,000      11,859,375
                    Xilinx, Inc.+........................................................       100,000       4,906,250

                    Software -- 15.4%
                    BA Merchants Services, Inc., Class A+................................       225,000       4,289,063
                    BISYS Group, Inc.+...................................................       240,000      10,020,000
                    BMC Software, Inc. ..................................................       170,000       9,413,750
                    Cadence Design Systems, Inc.+........................................       415,000      13,902,500
                    Cognos, Inc.+........................................................       250,000       7,781,250
                    Computer Sciences Corp.+.............................................       135,000       9,736,875
                    DST Systems, Inc.+...................................................       250,000       8,328,125
                    First Data Corp......................................................       235,000      10,325,312
                    Parametric Technology Corp.+.........................................       193,400       8,231,587
                    Policy Management Systems Corp.+.....................................        75,000       3,525,000
                    Rational Software Corp.+.............................................       150,000       2,521,875
                    Sterling Commerce, Inc.+.............................................        88,964       2,924,692
                    Sterling Software, Inc.+.............................................       300,000       9,375,000
                                                                                                           -------------
                                                                                                            180,227,633
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $471,785,810)...............................                   605,086,761
                                                                                                           -------------

                                           PREFERRED STOCK -- 0.1%
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.1%
                    Broadcasting & Media -- 0.1%
                    News Corp., Ltd. ADR (cost $868,645).................................        50,000         781,250
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $472,654,455)......................                   605,868,011
                                                                                                           -------------

                                                           ---------------------

                                                                                             PRINCIPAL
                    REPURCHASE AGREEMENT -- 6.7%                                              AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------

                    Joint Repurchase Agreement Account (Note 3)
                      (cost $43,745,000).................................................   $43,745,000    $ 43,745,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $516,399,455)                                            99.5%                  649,613,011
                    Other assets less liabilities --                                  0.5                     3,356,127
                                                                                   ------                  -------------
                    NET ASSETS --                                                   100.0%                 $652,969,138
                                                                                                           ==============
                                                                                   ======

              -----------------------------

              + Non-income producing securities
              * Resale restricted to qualified institutional buyers ADR - American Depository Receipts

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1997
                                                                     (UNAUDITED)

                                             COMMON STOCK -- 91.1%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------

                    ENERGY -- 32.6%
                    Energy Sources -- 32.6%
                    Alberta Energy Co., Ltd. ..............................................       40,000    $ 1,006,553
                    Amerada Hess Corp. ....................................................       24,390      1,355,169
                    Anadarko Petroleum Corp. ..............................................       10,000        600,000
                    Barrett Resources Corp.+...............................................       30,000        898,125
                    Chevron Corp. .........................................................       20,000      1,478,750
                    Elan Energy, Inc.+.....................................................       16,000        115,283
                    Enron Oil & Gas Co. ...................................................       20,600        373,375
                    Imperial Oil Ltd. .....................................................       20,000      1,027,500
                    Norsk Hydro ASA ADR....................................................       30,000      1,625,625
                    Northstar Energy Corp.+................................................       30,000        260,690
                    PanCanadian Petroleum Ltd. ............................................       60,000      1,260,002
                    Poco Petroleum Ltd.+...................................................       60,000        608,277
                    Pogo Producing Co. ....................................................       15,000        580,313
                    Talisman Energy, Inc.+.................................................       27,000        830,950
                    Total SA ADR...........................................................       23,193      1,174,146
                    Ultramar Diamond Shamrock Corp.+.......................................       20,200        659,025
                    Unocal Corp. ..........................................................       14,020        544,151
                    Vastar Resources, Inc. ................................................       30,000      1,051,875
                    YPF Sociedad Anonima, Class D ADR......................................       38,000      1,168,500
                                                                                                            -----------
                                                                                                             16,618,309
                                                                                                            -----------
                    MATERIALS -- 58.5%
                    Metals & Minerals -- 47.5%
                    Agnico Eagle Mines Ltd. ...............................................       32,000        308,000
                    Alumax, Inc.+..........................................................       20,200        766,338
                    Aluminum Co. of America................................................       17,600      1,326,600
                    Amax Gold, Inc.+.......................................................       94,000        575,750
                    Barrick Gold Corp. ....................................................       70,000      1,540,000
                    British Steel PLC ADR..................................................       19,000        479,750
                    Broken Hill Proprietary Co., Ltd. ADR..................................       20,000        595,000
                    Carbide/Graphite Group, Inc.+..........................................       42,100        978,825
                    Century Aluminum Co. ..................................................       17,800        260,325
                    EASCO, Inc. ...........................................................       59,000        575,250
                    Freeport-McMoRan Copper & Gold, Inc., Class A..........................       62,900      1,839,825
                    Freeport-McMoRan Copper & Gold, Inc., Class B..........................       10,000        294,375
                    Hecla Mining Co.+......................................................       17,300         92,988
                    Homestake Mining Co. ..................................................       79,685      1,040,885
                    Lukens, Inc. ..........................................................       52,000        978,250
                    Newcrest Mining Ltd. ..................................................       95,953        265,338
                    Newmont Gold Co. ......................................................       22,600        902,587
                    Newmont Mining Corp. ..................................................       88,150      3,437,850
                    Normandy Mining Ltd. ..................................................      626,155        705,093
                    Phelps Dodge Corp. ....................................................       21,500      1,831,531
                    Placer Dome, Inc. .....................................................       90,000      1,473,750
                    RTZ Corp. PLC..........................................................       30,083        524,268
                    Titanium Metals Corp.+.................................................       38,000      1,201,750

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Metals & Minerals (continued)
                    TVX Gold, Inc.+........................................................      133,000    $   706,563
                    UCAR International, Inc.+..............................................       20,750        949,312
                    Western Mining Corp. Holdings Ltd. ....................................       81,824        516,351
                    Paper Products -- 11.0%
                    Bowater, Inc. .........................................................       14,000        647,500
                    International Paper Co. ...............................................       15,000        728,437
                    Longview Fibre Co. ....................................................       30,000        498,750
                    Temple-Inland, Inc. ...................................................       14,500        783,000
                    Weyerhaeuser Co. ......................................................       30,000      1,560,000
                    Willamette Industries, Inc. ...........................................       20,000      1,400,000
                                                                                                            -----------
                                                                                                             29,784,241
                                                                                                            -----------
                    TOTAL INVESTMENT SECURITIES (cost $41,889,786).........................                  46,402,550
                                                                                                            -----------
                                                                                              PRINCIPAL
                                         REPURCHASE AGREEMENT -- 10.1%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $5,175,000)....................................................   $5,175,000      5,175,000
                                                                                                            -----------
                    TOTAL INVESTMENTS -- (cost $47,064,786)                           101.2%                 51,577,550
                    Liabilities in excess of other assets --                           (1.2)                   (626,098)
                                                                                     ------                 -----------
                    NET ASSETS --                                                     100.0%                $50,951,452
                                                                                                            ===========
                                                                                     ======

              -----------------------------

              + Non-income producing securities
              ADR - American Depository Receipts

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO                  INVESTMENT PORTFOLIO -- JUNE 30, 1997
                                                                     (UNAUDITED)

                                            COMMON STOCK -- 59.4%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 6.0%
                    Apparel & Textiles -- 0.7%
                    Nike, Inc., Class B...................................................       17,000    $    992,375

                    Retail -- 5.3%
                    CVS Corp. ............................................................       28,000       1,435,000
                    Home Depot, Inc. .....................................................       20,000       1,378,750
                    Saks Holdings, Inc.+..................................................       43,000       1,075,000
                    Sears, Roebuck & Co. .................................................       27,000       1,451,250
                    Toys R Us, Inc.+......................................................       40,000       1,400,000
                    Wal-Mart Stores, Inc. ................................................       45,000       1,521,562
                                                                                                           -------------
                                                                                                              9,253,937
                                                                                                           -------------
                    CONSUMER STAPLES -- 5.1%
                    Food, Beverage & Tobacco -- 0.8%
                    Sara Lee Corp. .......................................................       30,000       1,248,750

                    Household Products -- 4.3%
                    Estee Lauder Cos., Inc., Class A......................................       24,000       1,206,000
                    Gillette Co. .........................................................       20,000       1,895,000
                    Kimberly-Clark Corp. .................................................       30,000       1,492,500
                    Procter & Gamble Co. .................................................       15,000       2,118,750
                                                                                                           -------------
                                                                                                              7,961,000
                                                                                                           -------------
                    ENERGY -- 5.8%
                    Energy Services -- 1.7%
                    Fluor Corp. ..........................................................       20,000       1,103,750
                    Schlumberger Ltd. ....................................................       12,000       1,500,000

                    Energy Sources -- 4.1%
                    Amoco Corp. ..........................................................       17,000       1,477,937
                    Chevron Corp. ........................................................       15,000       1,109,063
                    Exxon Corp. ..........................................................       27,000       1,660,500
                    Union Pacific Resources Group, Inc. ..................................       37,000         920,375
                    Unocal Corp. .........................................................       30,000       1,164,375
                                                                                                           -------------
                                                                                                              8,936,000
                                                                                                           -------------
                    FINANCE -- 9.4%
                    Banks -- 2.9%
                    Citicorp..............................................................       12,000       1,446,750
                    First Bank Systems, Inc. .............................................       22,000       1,878,250
                    First Union Corp. ....................................................       13,000       1,202,500

                    Financial Services -- 2.9%
                    American Express Co. .................................................       25,000       1,862,500
                    Federal National Mortgage Association.................................       33,000       1,439,625
                    Merrill Lynch & Co., Inc. ............................................       20,000       1,192,500

                    Insurance -- 3.6%
                    Allstate Corp. .......................................................       30,000       2,190,000
                    American International Group, Inc. ...................................       13,000       1,941,875
                    Marsh & McLennan Cos., Inc. ..........................................       20,000       1,427,500
                                                                                                           -------------
                                                                                                             14,581,500
                                                                                                           -------------

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 10.0%
                    Drugs -- 7.0%
                    American Home Products Corp. .........................................       25,000    $  1,912,500
                    Bristol-Myers Squibb Co. .............................................       20,000       1,620,000
                    Johnson & Johnson Co. ................................................       26,000       1,673,750
                    Merck & Co., Inc. ....................................................       10,000       1,035,000
                    Pfizer, Inc. .........................................................       13,000       1,553,500
                    Pharmacia & Upjohn, Inc. .............................................       35,000       1,216,250
                    Warner-Lambert Co. ...................................................       15,000       1,863,750

                    Health Services -- 1.7%
                    Columbia/HCA Healthcare Corp. ........................................       30,000       1,179,375
                    United Healthcare Corp. ..............................................       27,000       1,404,000

                    Medical Products -- 1.3%
                    Abbott Laboratories, Inc. ............................................       30,000       2,002,500
                                                                                                           -------------
                                                                                                             15,460,625
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 7.1%
                    Aerospace & Military Technology -- 1.8%
                    Boeing Co. ...........................................................       24,000       1,273,500
                    United Technologies Corp. ............................................       18,000       1,494,000

                    Electrical Equipment -- 2.5%
                    General Electric Co. .................................................       60,000       3,922,500

                    Machinery -- 0.8%
                    Caterpillar, Inc. ....................................................       11,000       1,181,125

                    Multi-Industry -- 1.0%
                    Minnesota Mining & Manufacturing Co. .................................       16,000       1,632,000

                    Transportation -- 1.0%
                    Union Pacific Corp. ..................................................       22,000       1,551,000
                                                                                                           -------------
                                                                                                             11,054,125
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 3.2%
                    Broadcasting & Media -- 1.3%
                    Gannett Co., Inc. ....................................................       20,000       1,975,000

                    Leisure & Tourism -- 1.9%
                    McDonald's Corp. .....................................................       40,000       1,932,500
                    Mirage Resorts, Inc.+.................................................       40,000       1,010,000
                                                                                                           -------------
                                                                                                              4,917,500
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 9.3%
                    Communication Equipment -- 2.8%
                    Cisco Systems, Inc.+..................................................       25,000       1,678,125
                    Lucent Technologies, Inc. ............................................       12,315         887,450
                    Motorola, Inc. .......................................................       23,000       1,748,000

                    Computers & Business Equipment -- 2.2%
                    International Business Machines Corp. ................................       16,000       1,443,000
                    Xerox Corp. ..........................................................       25,000       1,971,875

                    Electronics -- 1.4%
                    Analog Devices, Inc.+.................................................       45,000       1,195,312
                    EMC Corp.+............................................................       25,000         975,000

                    Software -- 2.9%
                    Computer Sciences Corp.+..............................................       20,000       1,442,500
                    First Data Corp. .....................................................       36,000       1,581,750
                    Microsoft Corp.+......................................................       12,000       1,516,500
                                                                                                           -------------
                                                                                                             14,439,512
                                                                                                           -------------

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS -- 2.5%
                    Chemicals -- 0.8%
                    du Pont (E.I.) de Nemours & Co. ......................................       20,000    $  1,257,500

                    Paper Products -- 0.9%
                    Crown, Cork & Seal, Inc. .............................................       24,000       1,282,500

                    Metals & Minerals -- 0.8%
                    Phelps Dodge Corp. ...................................................       15,000       1,277,813
                                                                                                           -------------
                                                                                                              3,817,813
                                                                                                           -------------
                    UTILITIES -- 1.0%
                    Telephone -- 1.0%
                    SBC Communications, Inc. .............................................       25,000       1,546,875
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $64,213,685).................................                   91,968,887
                                                                                                           -------------

                                                                                             PRINCIPAL
                                            BONDS & NOTES -- 35.6%                             AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    ENERGY -- 1.0%
                    Husky Oil Ltd. 7.13% 2006.............................................   $1,000,000         988,390
                    Mobil Oil Corp. 9.17% 2000............................................      457,500         476,143
                                                                                                           -------------
                                                                                                              1,464,533
                                                                                                           -------------
                    FINANCE -- 5.6%
                    Bank of Boston Corp. 6.63% 2004.......................................    1,500,000       1,466,430
                    Bankers Trust New York Corp. 8.25% 2005...............................    1,000,000       1,061,852
                    Citicorp 6.75% 2005...................................................    1,500,000       1,476,135
                    First Financial Caribbean Corp. 7.84% 2006............................      450,000         453,847
                    Fleet Mortgage Group, Inc. 6.50% 2000.................................    1,000,000         997,090
                    General Motors Acceptance Corp. 5.63% 2001............................    1,000,000         963,660
                    IBM Credit Receivables Lease Asset Master Trust 4.55% 2000............      178,346         177,316
                    Lumbermans Mutual Casualty Co. 9.15% 2026*............................    1,000,000       1,097,110
                    Security Benefit Life Co. 8.75% 2016*.................................    1,000,000       1,039,930
                                                                                                           -------------
                                                                                                              8,733,370
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 2.7%
                    Niagara Mohawk Power Corp. 5.88% 2002.................................    1,250,000       1,191,359
                    Northrop Grumman Corp. 8.63% 2004.....................................    1,000,000       1,076,360
                    Philips Electronics NV 7.20% 2026.....................................    1,000,000       1,003,920
                    TCI Communications, Inc. 6.88% 2006...................................    1,000,000         945,830
                                                                                                           -------------
                                                                                                              4,217,469
                                                                                                           -------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.1%
                    Quebec Province Canada 8.80% 2003.....................................    1,500,000       1,632,345
                                                                                                           -------------
                    U.S. GOVERNMENT & AGENCIES -- 23.9%
                    Federal Home Loan Mortgage Corp. 6.50% 2010-2026......................    9,926,109       9,628,836
                    Federal Home Loan Mortgage Corp. 7.00% 2011...........................    2,604,013       2,606,321
                    Federal Home Loan Mortgage Corp. 8.50% 2001...........................    1,289,876       1,317,743
                    Government National Mortgage Association 6.50% TBA....................    4,237,346       4,053,275
                    United States Treasury Bonds 7.63% 2022@..............................    5,000,000       5,446,100
                    United States Treasury Bonds 10.38% 2012..............................    3,000,000       3,808,110
                    United States Treasury Notes 6.63% 2002...............................    7,000,000       7,063,420
                    United States Treasury Notes 7.00% 2006...............................    3,000,000       3,086,250
                                                                                                           -------------
                                                                                                             37,010,055
                                                                                                           -------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES -- 1.3%
                    Korea Telecom 7.63% 2007..............................................   $1,000,000    $  1,009,980
                    United States West Capital Funding, Inc. 7.30% 2007...................    1,000,000       1,000,880
                                                                                                           -------------
                                                                                                              2,010,860
                                                                                                           -------------
                    TOTAL BONDS & NOTES (cost $55,112,966)................................                   55,068,632
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $119,326,651).......................                  147,037,519
                                                                                                           -------------
                                        SHORT-TERM SECURITIES -- 0.2%
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT -- 0.2%
                    United States Treasury Bills 5.80% due 12/4/97@
                        (cost $268,003)...................................................      275,000         268,887
                                                                                                           -------------
                                         REPURCHASE AGREEMENT -- 3.3%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account@ (Note 3)
                      (cost $5,110,000)...................................................    5,110,000       5,110,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $124,704,654)                              98.5%                                152,416,406
                    Other assets less liabilities --                    1.5                                   2,338,317
                                                                     ------                                -------------
                    NET ASSETS --                                     100.0%                               $154,754,723
                                                                      =====                                =============

              -----------------------------

              + Non-income producing securities
              * Resale restricted to qualified institutional buyers
              ADR - American Depository Receipts
              TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.
              @ The security or a portion thereof represents collateral for the following open futures contracts:


                    OPEN FUTURES CONTRACTS
                    --------------------------------------------------------------------------------------------------------------
                                                                                                                      UNREALIZED
                    NUMBER OF                                      EXPIRATION        VALUE AT       VALUE AS OF      APPRECIATION/
                    CONTRACTS             DESCRIPTION                 DATE          TRADE DATE     JUNE 30, 1997     DEPRECIATION
                    --------------------------------------------------------------------------------------------------------------
                     11 Short     Standard & Poor's 500 Index    September 1997      $5,007,854     $ 4,896,375        $(111,479)
                     41 Long      U.S. 10 Year Note              September 1997       4,421,594       4,422,875            1,281
                                                                                                                      ------------
                                  Net Unrealized Depreciation...................................................       $(110,198)
                                                                                                                      ============

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1997
                                                                     (UNAUDITED)

                                             COMMON STOCK -- 39.1%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION -- 15.3%
                    Aerospace & Military Technology -- 0.6%
                    Gulfstream Aerospace Corp.+............................................        4,500    $   132,750
                    Precision Castparts Corp...............................................        3,200        190,800

                    Apparel & Textiles -- 0.1%
                    Tommy Hilfiger Corp.+..................................................        1,500         60,281

                    Broadcasting & Media -- 2.7%
                    American Radio Systems Corp., Class A+.................................        4,000        159,500
                    CanWest Global Communications Corp.....................................        2,741         40,606
                    Central European Media Enterprises Ltd., Class A+......................        3,500         91,000
                    Gaylord Entertainment Co., Class A.....................................          100          2,306
                    Jacor Communications, Inc.+............................................        5,500        210,375
                    LodgeNet Entertainment Corp.+..........................................        7,100         71,000
                    Metro Networks, Inc.+..................................................        5,500        133,375
                    Outdoor Systems, Inc.+.................................................        4,000        153,000
                    Pulitzer Publishing Co.................................................        2,000        106,000
                    Scripps (E.W.) Co., Class A............................................        1,500         62,438
                    TCI Satellite Entertainment, Inc., Class A+............................        6,000         47,250
                    Tele-Communications Liberty Media Group, Inc., Class A+................        9,500        225,625
                    Universal Outdoor Holdings, Inc........................................        3,000        104,625
                    Viacom, Inc., Class A+.................................................          320          9,420
                    Viacom, Inc., Class B+.................................................        2,924         87,720
                    Young Broadcasting, Inc., Class A+.....................................        2,000         65,000

                    Business Services -- 0.9%
                    American Residential Services, Inc.+...................................        5,500        127,875
                    Comfort Systems USA, Inc.+.............................................        4,700         73,438
                    Pierce Leahy Corp......................................................       30,000         30,000
                    Republic Industries, Inc.+*............................................        4,000         99,500
                    Service Experts, Inc.+.................................................        4,000         98,000
                    West TeleServices Corp.+...............................................        5,000         73,750

                    Communication Equipment -- 1.3%
                    Cisco Systems, Inc.+...................................................        2,500        167,812
                    Gilat Satellite Networks Ltd.+.........................................        3,500        116,375
                    Larscom Inc., Class A..................................................        6,000         64,500
                    Nokia Corp., Class A ADR...............................................        2,518        185,725
                    NTL, Inc.+.............................................................        3,000         74,625
                    Scitex Corp. Ltd.......................................................       10,000         88,125
                    VideoServer, Inc.+.....................................................        3,500         46,375

                    Computers & Business Equipment -- 0.3%
                    Adaptec, Inc.+.........................................................        2,000         69,500
                    EMC Corp.+.............................................................        2,500         97,500

                    Drugs -- 1.1%
                    Eisai Co., Ltd.........................................................        6,010        113,781
                    Genzyme Corp.+.........................................................        7,000        194,250
                    Immunex Corp.+.........................................................        3,400        123,250
                    Rhone-Poulenc Rorer, Inc...............................................        2,500        227,187

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION (continued)
                    Electrical Equipment -- 0.2%
                    Generale Cable Corp.+..................................................        4,000    $   102,500

                    Electronics -- 0.2%
                    Philips Electronics NV ADR.............................................        2,000        143,750

                    Energy Services -- 0.9%
                    ENSCO International, Inc.+.............................................        3,000        158,250
                    Santa Fe International Corp.+..........................................        2,000         68,000
                    Transocean Offshore, Inc...............................................        3,889        282,439

                    Energy Sources -- 0.4%
                    Unocal Corp............................................................        3,916        152,000
                    Vastar Resources, Inc..................................................        2,000         70,125

                    Financial Services -- 0.9%
                    Interra Financial, Inc.................................................        1,800         75,487
                    Legg Mason, Inc........................................................        1,000         53,813
                    McDonald & Co. Investments, Inc........................................        1,500         68,812
                    Morgan Keegan, Inc.....................................................        7,000        139,125
                    Piper Jaffray Cos., Inc................................................        8,500        174,250

                    Food, Beverage & Tobacco -- 0.1%
                    General Cigar Holdings, Inc., Class A+.................................        2,000         58,875

                    Health Services -- 0.8%
                    Beverly Enterprises, Inc.+.............................................        6,000         97,500
                    Columbia/HCA Healthcare Corp...........................................        3,040        119,500
                    Magellan Health Services, Inc.+........................................        2,000         59,000
                    Vencor, Inc.+..........................................................        5,000        211,250

                    Household Products -- 0.1%
                    Revlon, Inc., Class A+.................................................        1,000         51,813

                    Insurance -- 0.8%
                    Ace Ltd................................................................        3,500        258,563
                    Allstate Corp..........................................................        2,500        182,500

                    Medical Products -- 0.6%
                    Biomet, Inc............................................................        3,500         65,188
                    Sulzer AG..............................................................          300        256,849

                    Retail -- 1.0%
                    Barnes & Noble, Inc.+..................................................        2,500        107,500
                    Bed Bath & Beyond, Inc.+...............................................        5,500        167,062
                    Hot Topic, Inc.+.......................................................        3,600         81,000
                    Linens' N Things, Inc.+................................................        1,700         50,363
                    Mercantile Stores Co., Inc.............................................        2,500        157,344
                    Saks Holdings, Inc.+...................................................        1,500         37,500

                    Software -- 2.1%
                    BA Merchants Services, Inc., Class A+..................................        4,000         76,250
                    BISYS Group, Inc.+.....................................................        3,500        146,125
                    BMC Software, Inc.+....................................................        4,000        221,500
                    Cadence Design Systems, Inc.+..........................................        4,000        134,000
                    Cognos, Inc.+..........................................................        4,000        124,500
                    Computer Sciences Corp.+...............................................        1,205         86,925
                    DST Systems, Inc.+.....................................................        5,000        166,562
                    Parametric Technology Corp.+...........................................        2,000         85,125
                    Policy Management Systems Corp.+.......................................        1,500         70,500
                    Sterling Software, Inc.+...............................................        4,000        125,000

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION (continued)
                    Transportation -- 0.2%
                    Pittston Bulington Co..................................................        1,000    $    28,125
                    Werner Enterprises, Inc................................................        5,000         96,875
                                                                                                            ------------
                                                                                                              8,836,484
                                                                                                            ------------
                    CORE EQUITY -- 23.8%
                    Aerospace & Military Technology -- 0.7%
                    Boeing Co..............................................................        4,000        212,250
                    United Technologies Corp...............................................        2,500        207,500

                    Apparel & Textiles -- 0.2%
                    Nike, Inc., Class B....................................................        2,500        145,938

                    Banks -- 1.2%
                    Citicorp...............................................................        2,000        241,125
                    First Bank Systems, Inc................................................        3,400        290,275
                    First Union Corp.......................................................        2,000        185,000

                    Broadcasting & Media -- 0.5%
                    Gannett Co., Inc.......................................................        3,000        296,250

                    Business Services -- 0.3%
                    Fluor Corp.............................................................        3,000        165,563

                    Chemicals -- 0.3%
                    du Pont (E.I.) de Nemours & Co.........................................        3,000        188,625

                    Communication Equipment -- 0.7%
                    Lucent Technologies, Inc. .............................................        2,138        154,070
                    Motorola, Inc. ........................................................        3,000        228,000

                    Computers & Business Equipment -- 1.1%
                    EMC Corp.+.............................................................        4,000        156,000
                    International Business Machines Corp...................................        2,600        234,487
                    Xerox Corp.............................................................        3,000        236,625

                    Drugs -- 2.9%
                    American Home Products Corp............................................        3,500        267,750
                    Bristol-Myers Squibb Co................................................        2,500        202,500
                    Johnson & Johnson Co...................................................        4,000        257,500
                    Merck & Co., Inc.......................................................        2,000        207,000
                    Pfizer, Inc............................................................        2,000        239,000
                    Pharmacia & Upjohn, Inc................................................        6,000        208,500
                    Warner-Lambert Co......................................................        2,200        273,350

                    Electrical Equipment -- 1.0%
                    General Electric Co....................................................        9,000        588,375

                    Electronics -- 0.4%
                    Analog Devices, Inc.+..................................................        8,000        212,500

                    Energy Services -- 0.4%
                    Schlumberger Ltd. ADR..................................................        2,000        250,000

                    Energy Sources -- 1.7%
                    Amoco Corp.............................................................        2,600        226,037
                    Chevron Corp...........................................................        3,000        221,812
                    Exxon Corp.............................................................        3,500        215,250
                    Union Pacific Resources Group, Inc.....................................        5,800        144,275
                    Unocal Corp............................................................        5,084        197,313

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CORE EQUITY (continued)
                    Financial Services -- 1.2%
                    American Express Co....................................................        3,500    $   260,750
                    Federal National Mortgage Association..................................        4,500        196,312
                    Merrill Lynch & Co., Inc...............................................        4,000        238,500

                    Food, Beverage & Tobacco -- 0.5%
                    Sara Lee Corp..........................................................        6,500        270,562

                    Health Services -- 0.7%
                    Columbia/HCA Healthcare Corp...........................................        4,960        195,000
                    United Healthcare Corp.................................................        4,000        208,000

                    Household Products -- 1.6%
                    Estee Lauder Cos., Inc., Class A.......................................        4,000        201,000
                    Gillette Co............................................................        2,000        189,500
                    Kimberly-Clark Corp....................................................        5,000        248,750
                    Procter & Gamble Co....................................................        2,000        282,500

                    Insurance -- 1.4%
                    Allstate Corp..........................................................        4,500        328,500
                    American International Group, Inc......................................        2,000        298,750
                    Marsh & McLennan Cos., Inc.............................................        2,600        185,575

                    Leisure & Tourism -- 0.8%
                    McDonald's Corp........................................................        6,000        289,875
                    Mirage Resorts, Inc.+..................................................        8,000        202,000

                    Machinery -- 0.3%
                    Caterpillar, Inc.......................................................        1,500        161,063

                    Medical Products -- 0.5%
                    Abbott Laboratories, Inc...............................................        4,500        300,375

                    Metals & Minerals -- 0.4%
                    Phelps Dodge Corp......................................................        2,500        212,969

                    Multi-industry -- 0.3%
                    Minnesota Mining & Manufacturing Co....................................        1,600        163,200

                    Paper Products -- 0.4%
                    Crown, Cork & Seal, Inc................................................        4,000        213,750

                    Retail -- 2.2%
                    CVS Corp...............................................................        5,000        256,250
                    Home Depot, Inc........................................................        2,800        193,025
                    Saks Holdings, Inc.+...................................................        7,000        175,000
                    Sears, Roebuck & Co....................................................        4,000        215,000
                    Toys R Us, Inc.+.......................................................        6,000        210,000
                    Wal-Mart Stores, Inc...................................................        7,000        236,687

                    Software -- 1.3%
                    Computer Sciences Corp.+...............................................        2,995        216,000
                    First Data Corp........................................................        6,000        263,625
                    Microsoft Corp.+.......................................................        2,000        252,750

                    Telephone -- 0.4%
                    SBC Communications, Inc................................................        4,000        247,500

                    Transportation -- 0.4%
                    Union Pacific Corp.....................................................        3,000        211,500
                                                                                                            ------------
                                                                                                             13,777,138
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost $16,378,748)..................................                  22,613,622
                                                                                                            ------------

---------------------

                                            PREFERRED STOCK -- 0.8%                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CAPITAL APPRECIATION -- 0.1%
                    Financial Services -- 0.1%
                    Chevy Chase Preferred Capital Corp., Series A..........................        1,655    $    87,715
                                                                                                            ------------
                    BRAZIL -- 0.5%
                    Banks -- 0.1%
                    Banco Itau SA+.........................................................       66,000         36,968

                    Electric Utilities -- 0.1%
                    Companhia Energetica de Minas Geruis...................................      717,000         36,964

                    Energy Sources -- 0.3%
                    Companhia Paranaense de Energia, Class B...............................    4,807,500         89,313
                    Petroleo Brasileiros SA................................................      353,000         98,045

                    Metals & Minerals -- 0.0%
                    Companhia Vale Rio Doce, Class B.......................................        2,000              0
                                                                                                            ------------
                                                                                                                261,290
                                                                                                            ------------
                    GERMANY -- 0.2%
                    Retail -- 0.2%
                    Hornbach Holding AG....................................................        1,400        118,801
                                                                                                            ------------
                    TOTAL PREFERRED STOCK (cost $369,881)..................................                     467,806
                                                                                                            ------------

                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 23.1%                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    AEROSPACE & MILITARY TECHNOLOGY -- 0.9%
                    K&F Industries, Inc. 10.38% 2004.......................................   $   25,000         26,500
                    Moog, Inc. 10.00% 2006.................................................       50,000         52,000
                    Northrop Grumman Corp. 9.38% 2024......................................      200,000        219,494
                    Rohr, Inc. 11.63% 2003.................................................      125,000        139,375
                    Standard Pacific Corp. New 8.50% 2007..................................       70,000         70,000
                                                                                                            ------------
                                                                                                                507,369
                                                                                                            ------------
                    CABLE -- 0.3%
                    Cablevision Systems Corp. 9.25% 2005...................................      100,000        103,000
                    Tele-Communications, Inc. 9.25% 2023...................................      100,000        104,238
                                                                                                            ------------
                                                                                                                207,238
                                                                                                            ------------
                    CHEMICALS -- 0.2%
                    Pioneer Americas Acquisition Corp. 9.25% 2007*.........................       55,000         54,244
                    Sterling Chemicals, Inc. 11.75% 2006...................................       25,000         27,000
                    Texas Petrochemicals Corp. 11.13% 2006.................................       35,000         37,800
                                                                                                            ------------
                                                                                                                119,044
                                                                                                            ------------
                    COMMUNICATIONS & MEDIA -- 0.5%
                    Chancellor Radio Broadcasting Co. 9.25% 2007*..........................       55,000         15,375
                    Muzak L.P. 10.00% 2003.................................................      100,000        104,875
                    Young Broadcasting, Inc. 9.00% 2006....................................       50,000         49,500
                    Young Broadcasting, Inc. 11.75% 2004...................................      100,000        110,500
                                                                                                            ------------
                                                                                                                280,250
                                                                                                            ------------
                    CONSUMER DISCRETIONARY -- 0.8%
                    Collins & Aikman Corp. 11.50% 2006.....................................      100,000        112,500
                    Hayes Wheels International, Inc. 11.00% 2006...........................       25,000         27,500
                    Key Plastics, Inc. 10.25% 2007*........................................      100,000        105,000
                    Kinder Care Learning Centers, Inc. 9.50% 2009..........................       35,000         34,037
                    Lear Corp. 9.50% 2006..................................................      150,000        159,750
                                                                                                            ------------
                                                                                                                438,787
                                                                                                            ------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER STAPLES -- 0.2%
                    Sweetheart Cup, Inc. 10.50% 2003.......................................   $  100,000    $   101,500
                                                                                                            ------------
                    ENERGY -- 1.1%
                    Mesa Operating Co. 10.63% 2006.........................................       25,000         28,375
                    Phillips Petroleum Co. 9.18% 2021......................................      250,000        270,510
                    Plains Resources, Inc. 10.25% 2006.....................................       45,000         47,700
                    Pride Petroleum Services, Inc. 9.38% 2007..............................       30,000         31,350
                    Santa Fe Energy Resources 11.00% 2004..................................      150,000        163,500
                    Transportadora De Gas 10.25% 2001......................................      100,000        108,875
                                                                                                            ------------
                                                                                                                650,310
                                                                                                            ------------
                    FINANCE -- 0.5%
                    Dime Bancorp 10.50% 2005...............................................      100,000        108,500
                    First Nationwide Parent Holdings 12.50% 2003...........................      100,000        111,500
                    Navistar Financial Corp. 9.00% 2002*...................................       85,000         87,444
                                                                                                            ------------
                                                                                                                307,444
                                                                                                            ------------
                    HEALTHCARE -- 0.1%
                    Leiner Health Products Group 9.63% 2007*...............................       10,000         10,125
                    Owens & Minor, Inc. 10.88% 2006........................................       60,000         66,900
                                                                                                            ------------
                                                                                                                 77,025
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 0.7%
                    Cabot Safety Acquisition Corp. 12.50% 2005.............................      100,000        110,000
                    Exide Corp. 10.75% 2002................................................      100,000        105,000
                    Graphic Controls Corp. 12.00% 2005(1)..................................       50,000         55,250
                    International Wire Group, Inc. 11.75% 2005*............................       90,000         97,650
                    Mettler Toledo Holdings, Inc. 9.75% 2006...............................       15,000         15,750
                    Roller Bearing Co. America, Inc. 9.63% 2007*...........................       50,000         50,625
                                                                                                            ------------
                                                                                                                434,275
                                                                                                            ------------
                    INFORMATION & ENTERTAINMENT -- 0.5%
                    Big Flower Press Holdings 10.75% 2003..................................       75,000         80,438
                    EchoStar DBS Corp. 12.50% 2002*........................................       45,000         44,550
                    MCI Communications Corp. 7.13% 2000....................................       90,000         91,368
                    Rifkin Acquisitions Partners L.P. 11.13% 2006..........................       50,000         52,750
                                                                                                            ------------
                                                                                                                269,106
                                                                                                            ------------
                    MATERIALS -- 1.5%
                    A.K. Steel Corp. 9.13% 2006............................................      155,000        158,100
                    A.K. Steel Corp. 10.75% 2004...........................................      100,000        107,500
                    Acindar Industria Argentina de Acero SA 11.25% 2004....................       55,000         58,094
                    Armco, Inc. 9.38% 2000.................................................      275,000        276,375
                    CSN Iron SA 9.13% 2007*................................................      100,000         97,250
                    Owens Illinois, Inc. 8.10% 2007........................................       40,000         40,791
                    Weirton Steel Corp. 11.38% 2004........................................      100,000        107,000
                                                                                                            ------------
                                                                                                                845,110
                                                                                                            ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 0.5%
                    British Columbia Province Canada 6.50% 2026............................      150,000        136,009
                    Republic of Argentina 8.38% 2003.......................................      150,000        151,875
                                                                                                            ------------
                                                                                                                287,884
                                                                                                            ------------
                    PAPER PRODUCTS -- 1.1%
                    Container Corp. of America 10.75% 2002.................................      225,000        243,000
                    Rexene Corp. 11.75% 2004...............................................       25,000         28,781
                    S.D. Warren Co. 12.00% 2004............................................      100,000        111,000
                    Silgan Holdings Corp. 9.00% 2009*......................................      250,000        252,500
                                                                                                            ------------
                                                                                                                635,281
                                                                                                            ------------

---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    RETAIL -- 0.1%
                    Guitar Center Management Co., Inc. 11.00% 2006*........................   $   33,000    $    36,135
                                                                                                            ------------

                    U.S. GOVERNMENT & AGENCIES -- 13.7%
                    Government National Mortgage Association 6.00% 2009....................      166,462        161,988
                    Government National Mortgage Association 6.50% 2008-2009...............    1,188,134      1,174,946
                    Government National Mortgage Association 7.50% 2022-2024...............      635,060        639,553
                    Government National Mortgage Association 8.50% 2024....................      330,874        344,731
                    United States Treasury Bonds 5.88% 2004@...............................      250,000        242,227
                    United States Treasury Bonds 6.25% 2023@...............................      200,000        185,156
                    United States Treasury Bonds 9.25% 2016................................      150,000        187,664
                    United States Treasury Notes 5.63% 2000................................      250,000        244,883
                    United States Treasury Notes 6.25% 2003@...............................      750,000        744,143
                    United States Treasury Notes 6.50% 2006................................      500,000        497,890
                    United States Treasury Notes 7.25% 2004................................      100,000        104,250
                    United States Treasury Notes 7.50% 2001@...............................      750,000        781,522
                    United States Treasury Notes 7.75% 1999................................      500,000        517,420
                    United States Treasury Notes 7.88% 1999-2004@..........................    1,250,000      1,328,010
                    United States Treasury Notes 8.50% 2000................................      750,000        791,017
                                                                                                            ------------
                                                                                                              7,945,400
                                                                                                            ------------
                    UTILITIES -- 0.4%
                    El Paso Electric Co. 8.90% 2006........................................      215,000        228,788
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost $12,699,640).................................                  13,370,946
                                                                                                            ------------

                                                RIGHTS -- 0.0%+
                    ----------------------------------------------------------------------------------------------------
                    THAILAND -- 0.0%
                    Land & House PCL alien shares zero coupon 6/27/97 (Real Estate)
                        (cost $0)..........................................................        3,000          5,096
                                                                                                            ------------
                                          FOREIGN SECURITIES -- 32.5%                           SHARES
                    ----------------------------------------------------------------------------------------------------
                    ARGENTINA -- 0.2%
                    Banco de Galicia y Buenos Aires SA de CV (Finance).....................       10,300         68,506
                    Banco de Galicia y Buenos Aires SA de CV, Class B ADR (Finance)........        1,500         39,562
                                                                                                            ------------
                                                                                                                108,068
                                                                                                            ------------
                    AUSTRALIA -- 1.5%
                    Amcor Ltd. (Materials).................................................       17,446        116,026
                    Boral Ltd. (Materials).................................................       42,152        132,841
                    Broken Hill Proprietary Co., Ltd. (Materials)..........................       17,687        260,428
                    Crown Ltd. (Information & Entertainment)...............................       39,158         63,035
                    Goodman Fielder Wattie Ltd. (Consumer Staples).........................       91,072        134,214
                    Pioneer International Ltd. (Materials)+................................       40,000        154,778
                                                                                                            ------------
                                                                                                                861,322
                                                                                                            ------------
                    AUSTRIA -- 0.2%
                    OMV AG (Energy)........................................................          870        111,443
                                                                                                            ------------
                    BELGIUM -- 0.2%
                    Credit Dexia/Communal Holding (Finance)+*..............................        1,072        115,155
                                                                                                            ------------

                                                           ---------------------

                                        FOREIGN SECURITIES (continued)                          SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL -- 0.4%
                    Aracruz Celulose ADR (Materials).......................................        2,500    $    50,938
                    Centrais Eletricas Brasileiras SA-ELECTROBRAS ADR (Utilities)+.........        2,750         76,889
                    Telecomunicacoes Brasileras SA (Utilities).............................      920,000        124,769
                                                                                                            ------------
                                                                                                                252,596
                                                                                                            ------------
                    CANADA -- 0.8%
                    Alcan Aluminum Ltd. (Materials)........................................        2,000         68,649
                    Canadian Imperial Bank Toronto (Finance)...............................        3,100         78,120
                    Canadian Pacific Ltd. (Industrial & Commercial)+.......................        9,000        256,128
                    CanWest Global Communications (Information Technology).................        4,159         61,600
                                                                                                            ------------
                                                                                                                464,497
                                                                                                            ------------
                    CHILE -- 0.3%
                    Embotelladora Andina SA, Class A (Consumer Staples)....................        1,500         32,156
                    Embotelladora Andina SA, Class B (Consumer Staples)....................        3,000         64,313
                    Enersis SA ADR (Utilities).............................................        2,900        103,131
                                                                                                            ------------
                                                                                                                199,600
                                                                                                            ------------
                    DENMARK -- 0.8%
                    Tele Danmark A/S, Class B ADR (Utilities)..............................        4,800        125,400
                    Unidanmark A/S (Finance)...............................................        5,450        306,157
                                                                                                            ------------
                                                                                                                431,557
                                                                                                            ------------

                    FINLAND -- 0.8%
                    Kesko (Consumer Discretionary).........................................        8,700        122,640
                    Metsa Serla Oy, Class B (Materials)....................................       15,500        126,263
                    Nokia Corp., Class A ADR (Information Technology)......................        1,782        131,400
                    Rauma Oy (Industrial & Commercial).....................................        4,000         91,666
                                                                                                            ------------
                                                                                                                471,969
                                                                                                            ------------
                    FRANCE -- 3.0%
                    Assurance General de France (Finance)+*................................        6,700        214,110
                    Banque Nationale de Paris (Finance)....................................        5,500        226,675
                    Compagnie de St. Gobain (Materials)....................................          781        113,893
                    Credit Commerce France (Finance).......................................        2,580        109,316
                    Elf Aquitaine SA (Energy)..............................................        1,200        129,460
                    Havas SA (Information & Entertainment).................................        2,226        160,415
                    Peugeot SA (Consumer Discretionary)....................................        1,200        115,984
                    Remy Cointreau SA (Consumer Staples)...................................        3,000         72,030
                    Rhone-Poulenc SA (Healthcare)..........................................        5,424        221,512
                    Societe Generale (Finance).............................................        1,766        197,134
                    Total SA, Series B (Energy)............................................        1,852        187,195
                                                                                                            ------------
                                                                                                              1,747,724
                                                                                                            ------------
                    GERMANY -- 1.4%
                    Bayer AG (Healthcare)..................................................        3,900        149,864
                    Degussa AG (Materials).................................................        1,500         79,382
                    Karstadt AG (Consumer Discretionary)...................................          520        185,150
                    Lufthansa AG (Information & Entertainment).............................        6,600        126,581
                    Mannesmann AG (Industrial & Commercial)................................          262        116,721
                    Metallgesellschaft (Industrial & Commercial)+..........................        8,050        167,545
                                                                                                            ------------
                                                                                                                825,243
                                                                                                            ------------

---------------------

                                        FOREIGN SECURITIES (continued)                          SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    HONG KONG -- 1.4%
                    Hutchison Whampoa Ltd. (Industrial & Commercial).......................       21,000    $   181,612
                    Hysan Development Co., Ltd. (Real Estate)..............................       25,000         73,735
                    Peak International Ltd. (Information Technology)+......................       16,600        199,200
                    Sun Hung Kai Properties Ltd. (Real Estate).............................        9,900        119,161
                    Swire Pacific Ltd., Class A (Real Estate)..............................       19,000        171,059
                    Tingyi Holding Co. (Consumer Staples)..................................      200,000         49,824
                                                                                                            ------------
                                                                                                                794,591
                                                                                                            ------------
                    INDIA -- 0.1%
                    Ranbaxy Laboratories Ltd. (Healthcare).................................        1,300         30,550
                    State Bank India GDR (Finance)*........................................        1,700         45,050
                                                                                                            ------------
                                                                                                                 75,600
                                                                                                            ------------
                    INDONESIA -- 0.5%
                    PT Kalbe Farma alien shares (Healthcare)...............................       73,000         97,553
                    PT Indonesian Satellite Corp. ADR (Utilities)+*........................        3,000         89,813
                    PT Jaya Real Property (Real Estate)....................................       78,000        105,037
                                                                                                            ------------
                                                                                                                292,403
                                                                                                            ------------
                    IRELAND -- 0.5%
                    Allied Irish Banks PLC (Finance).......................................        4,610         35,161
                    Bank of Ireland (Finance)..............................................          900         10,015
                    Jefferson Smurfit Group (Materials)+...................................       77,000        221,835
                                                                                                            ------------
                                                                                                                267,011
                                                                                                            ------------
                    ITALY -- 1.2%
                    Arnaldo Mondadori Edit (Information & Entertainment)...................       12,900         74,535
                    Fiat SpA (Consumer Discretionary)......................................       67,000        241,261
                    First British Columbia San Paolo (Finance).............................        4,700         34,264
                    Instituto Bancario San Polotorono (Finance)*...........................       16,200        118,099
                    STET (Utilities).......................................................       38,500        224,263
                                                                                                            ------------
                                                                                                                692,422
                                                                                                            ------------
                    JAPAN -- 7.6%
                    Aisin Seiki Co., Ltd. (Consumer Discretionary).........................       14,000        213,750
                    Asahi Organic Chemical Co., Ltd. (Industrial & Commercial).............        8,000         41,389
                    Dai Nippon Printing Co., Ltd. (Information & Entertainment)............        4,000         90,386
                    Daibiru Corp. (Real Estate)............................................        2,000         24,079
                    Eisai Co., Ltd. (Healthcare)...........................................        8,990        170,201
                    Exedy Corp. (Consumer Discretionary)...................................        5,000         63,689
                    Fuji Machine Manufacturing Co. (Industrial & Commercial)...............        5,000        181,033
                    Fukuda Denshi (Healthcare).............................................        3,000         61,508
                    Hitachi Ltd. (Information Technology)+.................................        9,000        100,506
                    JGC Corp. (Industrial & Commercial)....................................       14,000         96,493
                    Kyudenko Corp. (Industrial & Commercial)...............................        5,000         42,139
                    Mabuchi Motor Co., Ltd. (Industrial & Commercial)......................        4,000        232,071
                    Maruichi Steel Tube (Energy)...........................................        7,000        116,036
                    Matsumotokiyoshi (Consumer Discretionary)..............................        3,000        127,203
                    Matsushita Electric Industrial Co., Ltd. (Information Technology)+.....       11,000        221,689
                    Mazda Motor Corp. (Consumer Discretionary).............................       37,000        129,122
                    Meiwa Estate Co. (Real Estate)+........................................        1,000         21,811
                    Mitsubishi Heavy Industries Ltd. (Industrial & Commercial).............       20,000        153,376
                    Murata Manufacturing Co., Ltd. (Information Technology)................        2,000         79,567
                    Namco (Information & Entertainment)....................................        6,000        231,373
                    NGK Spark Plug Co., Ltd. (Industrial & Commercial).....................       18,000        196,301
                    Nikko Securities Co., Ltd. (Finance)...................................       19,000        116,864
                    Nippon Express Co., Ltd. (Industrial & Commercial).....................       14,000        111,761
                    Nippon Television Network (Information & Entertainment)................          500        200,663
                    Okumura Corp. (Consumer Discretionary).................................       10,000         52,958
                    Royal Ltd. (Consumer Discretionary)....................................          300          6,308
                    Sakura Bank Ltd. (Finance).............................................       27,000        206,822

                                                           ---------------------

                                        FOREIGN SECURITIES (continued)                          SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Sanwa Bank Ltd. (Finance)..............................................        5,000    $    74,158
                    Sawako Corp. (Consumer Discretionary)..................................        2,000         36,294
                    Shimachu Co. (Consumer Discretionary)..................................        5,000        150,061
                    Sony Music Entertainment, Inc. (Information & Entertainment)...........        5,000        234,252
                    Square Co., Ltd. (Information Technology)..............................        2,000         98,587
                    Sumitomo Rubber Industries Ltd. (Consumer Discretionary)...............       24,000        161,438
                    Tokyo Steel Manufacturing Co. (Materials)..............................        4,500         50,253
                    Toyo Ink Manufacturing Co. (Materials).................................       30,000        119,874
                    Yamato Kogyo Co. (Materials)...........................................       19,000        187,315
                                                                                                            ------------
                                                                                                              4,401,330
                                                                                                            ------------
                    LUXEMBOURG -- 0.2%
                    Quilmes Industrial SA (Consumer Staples)...............................        7,300         84,862
                                                                                                            ------------
                    MALAYSIA -- 0.5%
                    Bumi Armada Bhd (Industrial & Commercial)..............................          440          1,081
                    Land & General Bhd (Finance)+..........................................       40,000         45,959
                    Renong Bhd (Industrial & Commercial)+..................................       20,000         26,149
                    Resorts World Bhd (Information & Entertainment)........................       34,000        102,377
                    Sime Darby Bhd (Industrial & Commercial)...............................       31,000        103,170
                    Sungei Way Holdings (Materials)........................................       17,000         32,060
                                                                                                            ------------
                                                                                                                310,796
                                                                                                            ------------
                    MEXICO -- 0.9%
                    Cemex SA de CV (Materials).............................................       20,000         86,820
                    Corporacion GEO SA de CV, Class B (Consumer Discretionary)+............       15,700         90,476
                    Fomento Economico Mexicano SA de CV (Consumer Staples).................       14,000         83,322
                    Grupo Financiero Bancomer SA de CV, Series B (Finance).................      140,000         67,292
                    Grupo Televisa SA de CV (Information & Entertainment)..................        3,200         48,720
                    Kimberly-Clark de Mexico SA de CV, Class A (Materials).................       20,000         80,528
                    Panamerican Beverages, Inc., Class A ADR (Consumer Staples)............        1,500         49,312
                                                                                                            ------------
                                                                                                                506,470
                                                                                                            ------------
                    NETHERLANDS -- 1.1%
                    Akzo Nobel NV (Materials)..............................................        1,110        152,117
                    Internationale Nederlanden Groep NV (Finance)..........................        5,632        259,665
                    PolyGram NV (Information & Entertainment)..............................        4,000        209,893
                                                                                                            ------------
                                                                                                                621,675
                                                                                                            ------------
                    NEW ZEALAND -- 0.5%
                    Air New Zealand Ltd., Class B (Information & Entertainment)+...........       13,366         40,855
                    Brierley Investments Ltd. (Finance)+...................................       51,000         49,884
                    Carter Holt Harvey Ltd. (Materials)....................................       65,000        168,216
                                                                                                            ------------
                                                                                                                258,955
                                                                                                            ------------
                    NORWAY -- 0.5%
                    Nycomed ASA, Series A (Healthcare)+....................................       11,615        171,154
                    Saga Petroleum ASA, Series A (Energy)..................................        5,400        102,412
                                                                                                            ------------
                                                                                                                273,566
                                                                                                            ------------
                    PERU -- 0.1%
                    Compania De Minas Buenaventura SA, Series B ADR (Materials)............        2,800         55,125
                                                                                                            ------------
                    PHILIPPINES -- 0.2%
                    Philipino Telephone (Utilities)........................................       40,000         20,094
                    Philippine Long Distance Telephone Co. ADR (Utilities).................        1,000         64,250
                                                                                                            ------------
                                                                                                                 84,344
                                                                                                            ------------

---------------------

                                        FOREIGN SECURITIES (continued)                          SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    SINGAPORE -- 0.8%
                    Development Bank of Singapore Ltd. alien shares (Finance)..............        9,500    $   119,605
                    Keppel Corp., Ltd. (Industrial & Commercial)...........................       28,000        124,362
                    Keppel Corp., Ltd., Class A (Industrial & Commercial)..................        7,000         30,356
                    Keppel Fels Ltd. (Energy)..............................................       20,000         67,707
                    Keppel Land Ltd. (Real Estate).........................................       20,000         53,158
                    United Overseas Bank Ltd. alien shares (Finance).......................        9,000         92,537
                                                                                                            ------------
                                                                                                                487,725
                                                                                                            ------------
                    SOUTH KOREA -- 0.2%
                    Chosun Brewery Co., Ltd. (Consumer Staples)............................        3,020         78,901
                    Hanwha Chemical (Materials)............................................        2,101         16,562
                    Shinsegae Department Street (Consumer Discretionary)...................          600         23,648
                                                                                                            ------------
                                                                                                                119,111
                                                                                                            ------------
                    SPAIN -- 0.2%
                    Empresa Nacional de Electricidad SA (Utilities)........................          750         62,962
                    Telefonica de Espana SA (Utilities)....................................        2,100         60,713
                                                                                                            ------------
                                                                                                                123,675
                                                                                                            ------------
                    SWEDEN -- 0.7%
                    Nordbanken AB (Finance)................................................        4,040        136,312
                    Pharmacia & Upjohn, Inc. (Healthcare)..................................        6,700        226,062
                    Sparbanken Sverige AB (Finance)........................................        2,400         53,364
                                                                                                            ------------
                                                                                                                415,738
                                                                                                            ------------
                    SWITZERLAND -- 0.2%
                    Ciba Specialty Chemicals AG (Healthcare)+..............................           30          2,774
                    Nestle SA (Consumer Staples)...........................................           95        125,322
                                                                                                            ------------
                                                                                                                128,096
                                                                                                            ------------
                    THAILAND -- 0.1%
                    Land & House PCL alien shares (Real Estate)+...........................        3,000          6,254
                    Siam City Cement PCL alien shares (Materials)..........................        2,000          8,106
                    Siam Commercial Bank PCL alien shares (Finance)........................       10,000         40,919
                                                                                                            ------------
                                                                                                                 55,279
                                                                                                            ------------
                    UNITED KINGDOM -- 5.4%
                    Amersham International PLC (Healthcare)................................        1,600         42,632
                    Associated British Foods PLC (Consumer Staples)........................       27,200        234,181
                    Bank of Scotland (Finance).............................................       20,000        128,561
                    Bass PLC (Consumer Staples)............................................        7,000         85,447
                    BOC Group PLC (Materials)..............................................        9,500        165,085
                    Boots Co. PLC (Consumer Discretionary).................................       16,900        198,272
                    British Petroleum Co. PLC (Energy).....................................        2,200         27,368
                    British Telecommunications PLC (Utilities).............................       21,000        155,972
                    BTR PLC (Industrial & Commercial)......................................       43,000        147,154
                    Burmah Castrol PLC (Energy)............................................        9,600        162,427
                    Carlton Communications PLC (Information & Entertainment)...............       20,500        173,595
                    Centrica PLC (Utilities)+..............................................      143,900        174,935
                    Cookson Group PLC (Information Technology).............................       50,961        178,217

                                                           ---------------------

                                        FOREIGN SECURITIES (continued)                          SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM (continued)
                    De La Rue PLC (Materials)..............................................       20,258    $   125,834
                    Guinness PLC (Consumer Staples)........................................       24,000        235,007
                    National Grid Group PLC (Utilities)....................................       20,100         72,635
                    PowerGen PLC (Utilities)...............................................       14,665        174,371
                    Rank Group PLC (Information & Entertainment)...........................       26,000        164,748
                    Reckitt & Colman PLC (Consumer Staples)................................       13,457        201,017
                    Royal & Sun Alliance Insurance Group PLC (Finance).....................       16,254        120,181
                    Sainsbury (J.) PLC (Consumer Discretionary)............................       30,043        182,112
                                                                                                            ------------
                                                                                                              3,149,751
                                                                                                            ------------
                    TOTAL FOREIGN SECURITIES (cost $16,534,939)............................                  18,787,699
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $45,983,208).........................                  55,245,169
                                                                                                            ------------
                                                                                              PRINCIPAL
                                         SHORT-TERM SECURITIES -- 0.3%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    United States Treasury Bills 5.26% due 12/4/97 @
                      (cost $171,163)......................................................   $  175,000        171,163
                                                                                                            ------------
                                         REPURCHASE AGREEMENT -- 3.7%
                    ----------------------------------------------------------------------------------------------------
                    Joint Repurchase Agreement Account @ (Note 3)
                      (cost $2,160,000)....................................................    2,160,000      2,160,000
                                                                                                            ------------
                    TOTAL INVESTMENTS --
                      (cost $48,314,371)                                  99.5%                              57,576,332
                    Other assets less liabilities --                       0.5                                  267,630
                                                                        ------                              -----------
                    NET ASSETS --                                        100.0%                             $57,843,962
                                                                        ======                              ===========

              -----------------------------
              + Non-income producing securities
              * Resale restricted to qualified institutional buyers
              ADR -- American Depository Receipts
              (1) Fair valued security; see Note 2
              @ The security or a portion thereof represents collateral for the following open futures contracts:


                    OPEN FUTURES CONTRACTS
                    -------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE AS
                                                                                                           OF
                    NUMBER OF                                           EXPIRATION        VALUE AT      JUNE 30,     UNREALIZED
                    CONTRACTS               DESCRIPTION                    DATE          TRADE DATE       1997       DEPRECIATION
                    -------------------------------------------------------------------------------------------------------------
                     5 Short    Russell 2000 Index.................    September 1997    $2,984,887    $2,991,750    $ (6,863)
                    27 Long     U.S. 10 Year Note..................    September 1997     2,892,108     2,912,625     (20,517)
                                                                                                                     --------
                      Net Unrealized Depreciation................................................................    $(27,380)
                                                                                                                     ========

              See Notes to Financial Statements

---------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    JUNE 30, 1997 (UNAUDITED)

                                                                       MONEY          FIXED       GOVERNMENT &
                                                                      MARKET         INCOME       QUALITY BOND     HIGH YIELD
                                                                     PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
    --------------------------------------------------------------------------------------------------------------------------
    ASSETS:
    Investment securities, at value*..............................  $        --    $19,242,922    $206,237,393    $39,590,280
    Short-term securities*........................................   73,967,463             --              --             --
    Repurchase agreements (cost equals market)....................      805,000         75,000       5,190,000      1,390,000
    Cash..........................................................        4,242            202           2,779             --
    Foreign currency..............................................           --             --              --             --
    Receivables for --
      Fund shares sold............................................      749,423            795         628,274          2,180
      Dividends and accrued interest..............................      117,106        347,720       2,459,125        948,404
      Sales of investments........................................           --         36,927       2,690,529        791,847
      Variation margin on futures contracts.......................           --             --              --             --
      Foreign currency contracts..................................           --             --              --             --
    Prepaid expenses..............................................       19,126          8,518          43,446          9,249
                                                                    ----------------------------------------------------------
                                                                     75,662,360     19,712,084     217,251,546     42,731,960
                                                                    ----------------------------------------------------------
    LIABILITIES:
    Payables for --
      Fund shares redeemed........................................      536,262          1,976         443,491        218,620
      Management fees.............................................       31,381         10,153         110,804         23,797
      Purchases of investments....................................           --         42,945              --        458,778
      Foreign currency contracts..................................           --             --              --             --
      Variation margin on futures contracts.......................           --             --              --             --
    Other accrued expenses........................................       36,559         19,456          69,098         28,347
    Due to custodian bank.........................................           --             --              --         20,856
                                                                    ----------------------------------------------------------
                                                                        604,202         74,530         623,393        750,398
                                                                    ----------------------------------------------------------
    NET ASSETS:...................................................  $75,058,158    $19,637,554    $216,628,153    $41,981,562
                                                                    ==========================================================
    Shares of beneficial interest outstanding (unlimited shares
      authorized).................................................   75,058,158      1,430,752      15,411,622      4,741,443
    Net asset value per share.....................................  $      1.00    $     13.73    $      14.06    $      8.85
                                                                    ==========================================================
    COMPOSITION OF NET ASSETS:
    Capital paid in...............................................  $75,058,158     19,446,772     197,031,123     48,318,628
    Accumulated undistributed net investment income...............        2,155      2,372,728      20,755,722      5,850,173
    Accumulated undistributed net realized gain (loss) on
      investments, futures contracts and foreign currency.........      (2,155)     (2,205,713)        634,507    (13,141,234)
    Unrealized appreciation (depreciation) of investments.........           --         23,767      (1,793,199)       953,995
    Unrealized foreign exchange loss on other assets and
      liabilities.................................................           --             --              --             --
    Unrealized depreciation on futures contracts..................           --             --              --             --
                                                                    ----------------------------------------------------------
                                                                    $75,058,158    $19,637,554    $216,628,153    $41,981,562
                                                                    ==========================================================
    ---------------
    *Cost
     Investment securities........................................  $        --    $19,219,155    $208,030,592    $38,636,285
                                                                    ==========================================================
     Short-term securities........................................  $73,967,463    $        --    $         --    $        --
                                                                    ==========================================================

    See Notes to Financial Statements

---------------------

---------------------

                       GROWTH AND        FOREIGN                          CAPITAL          NATURAL                       STRATEGIC
        TARGET '98       INCOME        SECURITIES         GROWTH        APPRECIATION      RESOURCES      MULTI-ASSET    MULTI-ASSET
        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
        --------------------------------------------------------------------------------------------------------------------------
        $8,571,171     $41,047,596     $46,677,076     $415,846,048     $605,868,011     $46,402,550     $147,037,519  $55,245,169
                --              --              --               --               --              --          268,887      171,163
           335,000       1,145,000       2,160,000        8,260,000       43,745,000       5,175,000        5,110,000    2,160,000
             2,672           1,217              --            4,956            4,556           1,770            2,476        4,704
                --              --          63,924               --               --              --               --       21,224
               380          41,909           7,990          511,621        1,374,885         470,520           31,247       24,040
             9,587          54,889         317,090          329,834          204,085          87,297          829,077      367,099
                --         212,473         422,489          839,694        6,484,696              --        1,672,451      562,783
                --              --              --               --               --              --           22,481           --
                --              --         989,811               --               --              --               --      374,323
               805           3,360           4,150           42,171           17,784           2,413           29,281       13,948
        --------------------------------------------------------------------------------------------------------------------------
         8,919,615      42,506,444      50,642,530      425,834,324      657,699,017      52,139,550      155,003,419   58,944,453
        --------------------------------------------------------------------------------------------------------------------------
               390         170,326           5,594          741,426          843,947           8,130           58,050       80,310
             4,639          23,530          35,663          246,445          337,886          31,393          126,581       47,340
                --         273,556         963,241          152,310        3,443,482       1,109,650               --      494,144
                --              --         987,856               --               --              --               --      373,713
                --              --             140               --               --              --                        34,776
            15,440          28,194         112,708           75,868          104,564          38,925           64,065       70,208
                --              --           2,291               --               --              --               --           --
        --------------------------------------------------------------------------------------------------------------------------
            20,469         495,606       2,107,493        1,216,049        4,729,879       1,188,098          248,696    1,100,491
        --------------------------------------------------------------------------------------------------------------------------
        $8,899,146     $42,010,838     $48,535,037     $424,618,275     $652,969,138     $50,951,452     $154,754,723  $57,843,962
        ==========================================================================================================================
           744,151       2,593,252       3,438,306       15,470,413       21,136,866       2,972,378       10,181,685    4,264,471
        $    11.96     $     16.20     $     14.12     $      27.45     $      30.89     $     17.14     $      15.20  $     13.56
        ==========================================================================================================================
         7,840,772      30,734,886      37,105,244      231,598,875      431,488,601      41,878,278       83,451,927   32,398,167
         1,138,878       1,065,716       1,327,779        4,269,791        1,574,881         832,740        5,918,916    1,826,018
          (256,794)        362,561       5,679,062       59,560,818       86,696,477       3,730,042       37,782,326   14,386,133
           176,290       9,847,675       4,426,163      129,188,791      133,213,556       4,512,764       27,711,752    9,261,961
                --              --          (3,211)              --           (4,377)         (2,372)              --         (937)
                --              --              --               --               --              --         (110,198)     (27,380)
        --------------------------------------------------------------------------------------------------------------------------
        $8,899,146     $42,010,838     $48,535,037     $424,618,275     $652,969,138     $50,951,452     $154,754,723  $57,843,962
        ==========================================================================================================================
        $8,394,881     $31,199,921     $42,250,913     $286,657,257     $472,654,455     $41,889,786     $119,326,651  $45,983,208
        ==========================================================================================================================
        $       --     $        --     $        --     $         --     $         --     $        --     $    268,003  $   171,163
        ==========================================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                                                      GOVERNMENT &
                                                                        MONEY MARKET   FIXED INCOME   QUALITY BOND    HIGH YIELD
                                                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
    -----------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME:
    Income:
      Interest........................................................   $2,196,735     $   801,861    $7,563,985    $ 1,973,416
      Dividends.......................................................           --              --            --         50,137
                                                                        ---------------------------------------------------------
             Total income*............................................    2,196,735         801,861     7,563,985      2,023,553
                                                                        ---------------------------------------------------------
    Expenses:
      Investment management fees......................................      197,784          63,976       670,674        145,547
      Custodian fees..................................................       14,955          19,565        57,790         25,275
      Audit and tax consulting fees...................................        8,490           4,805        16,270          5,990
      Trustees' fees..................................................        2,761             885         7,298          1,418
      Legal fees......................................................        1,185             280         2,370             --
      Reports to investors............................................        1,120             280         6,205            560
      Insurance expense...............................................          610             148         1,430            299
      Other expenses..................................................        1,441             298         3,164          1,109
                                                                        ---------------------------------------------------------
             Total expenses...........................................      228,346          90,237       765,201        180,198
                                                                        ---------------------------------------------------------
    Net investment income.............................................    1,968,389         711,624     6,798,784      1,843,355
                                                                        ---------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCIES:
    Net realized gain (loss) on investments...........................           --        (155,547)       (7,580)       956,670
    Net realized foreign exchange gain (loss) on other assets and
      liabilities.....................................................           --              --            --             --
    Net realized gain on futures contracts............................           --              --            --             --
    Change in unrealized appreciation/depreciation of investments.....           --          66,703      (748,619)      (483,282)
    Change in unrealized foreign exchange gain/loss on other assets
      and liabilities.................................................           --              --            --             --
    Change in unrealized appreciation/depreciation on futures
      contracts.......................................................           --              --            --             --
                                                                        ---------------------------------------------------------
    Net realized and unrealized gain (loss) on investments and foreign
      currencies......................................................           --         (88,844)     (756,199)       473,388
                                                                        ---------------------------------------------------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............   $1,968,389     $   622,780    $6,042,585    $ 2,316,743
                                                                        =========================================================
    ---------------
    * Net of foreign withholding taxes on interest and dividends
      of:.............................................................   $       --     $        --    $       --    $        --
                                                                        =========================================================

    See Notes to Financial Statements

---------------------

        TARGET     GROWTH AND     FOREIGN                       CAPITAL       NATURAL                   STRATEGIC
         '98         INCOME      SECURITIES      GROWTH       APPRECIATION   RESOURCES    MULTI-ASSET   MULTI-ASSET
       PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
       ------------------------------------------------------------------------------------------------------------
       $367,484    $   59,949    $   83,287    $   148,634    $ 1,608,182    $ 136,504    $ 1,969,465   $  589,258
             --       300,105       602,428      2,550,890      1,011,984      385,852        637,093      375,916
       ------------------------------------------------------------------------------------------------------------
        367,484       360,054       685,715      2,699,524      2,620,166      522,356      2,606,558      965,174
       ------------------------------------------------------------------------------------------------------------
         29,505       126,923       207,029      1,376,759      1,895,041      179,172        742,794      280,578
         10,580        16,700       108,260         58,155         94,395       24,285         39,670       98,795
          3,835         5,365         6,400         24,070         37,495        6,615         11,960        6,615
            228         1,117         2,070         11,961         17,387        1,410          5,058        1,838
            280           625           625          3,555          5,925          905          1,810          905
             --            --           840          9,975         20,535        2,500          2,520        1,120
             72           194           308          2,065          2,988          266            974          371
            201         1,148         1,569          2,833          5,825          457          2,595        1,654
       ------------------------------------------------------------------------------------------------------------
         44,701       152,072       327,101      1,489,373      2,079,591      215,610        807,381      391,876
       ------------------------------------------------------------------------------------------------------------
        322,783       207,982       358,614      1,210,151        540,575      306,746      1,799,177      573,298
       ------------------------------------------------------------------------------------------------------------
         (4,091)      443,630     1,776,924     14,683,075     22,021,688      666,252     17,598,215    4,967,200
             --            --      (192,469)            --         (2,512)        (186)            58          937
             --            --       324,458             --      1,527,540           --             --           --
        (89,723)    5,835,125     1,853,173     49,371,888     35,104,058     (223,058)       101,309      475,296
             --            --       (15,745)            --         (4,149)      (2,129)            14       (1,360)
             --            --       (28,021)            --       (393,750)          --       (110,198)     (27,380)
       ------------------------------------------------------------------------------------------------------------
        (93,814)    6,278,755     3,718,320     64,054,963     58,252,875      440,879     17,589,398    5,414,693
       ------------------------------------------------------------------------------------------------------------
       $228,969    $6,486,737    $4,076,934    $65,265,114    $58,793,450    $ 747,625    $19,388,575   $5,987,991
       ============================================================================================================
       $     --    $    2,740    $   94,852    $    11,493    $    22,560    $  18,594    $       917   $   39,775
       ============================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                                                 GOVERNMENT &
                                                                 MONEY MARKET    FIXED INCOME    QUALITY BOND     HIGH YIELD
                                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
    --------------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income......................................  $  1,968,389    $    711,624    $  6,798,784    $  1,843,355
    Net realized gain (loss) on investments....................            --        (155,547)         (7,580)        956,670
    Net realized foreign exchange gain (loss) on other assets
      and liabilities..........................................            --              --              --              --
    Net realized gain on futures contracts.....................            --              --              --              --
    Change in unrealized appreciation/depreciation of
      investments..............................................            --          66,703        (748,619)       (483,282)
    Change in unrealized foreign exchange gain/loss on other
      assets and liabilities...................................            --              --              --              --
    Change in unrealized appreciation/depreciation on futures
      contracts................................................            --              --              --              --
                                                                 -------------------------------------------------------------
    Net increase in net assets resulting from operations.......     1,968,389         622,780       6,042,585       2,316,743
                                                                 -------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income.......................    (1,968,389)             --              --              --
                                                                 -------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..................................    88,885,751         703,202      33,988,138      13,618,479
    Proceeds from shares issued for reinvestment of dividends
      and distributions........................................     1,968,389              --              --              --
    Cost of shares repurchased.................................   (89,796,635)     (4,431,430)    (45,005,647)    (19,640,380)
                                                                 -------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      capital share transactions...............................     1,057,505      (3,728,228)    (11,017,509)     (6,021,901)
                                                                 -------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS....................     1,057,505      (3,105,448)     (4,974,924)     (3,705,158)
    NET ASSETS:
    Beginning of period........................................    74,000,653      22,743,002     221,603,077      45,686,720
                                                                 -------------------------------------------------------------
    End of period..............................................  $ 75,058,158    $ 19,637,554    $216,628,153    $ 41,981,562
                                                                   ===========================================================

    ---------------
    Accumulated undistributed net investment income............  $      2,155    $  2,372,728    $ 20,755,722    $  5,850,173
                                                                   ===========================================================
    Shares issued and repurchased:
    Sold.......................................................    88,885,751          52,351       2,480,796       1,589,035
    Issued in reinvestment of dividends and distributions......     1,968,389              --              --              --
    Repurchased................................................   (89,796,635)       (331,170)     (3,278,934)     (2,297,731)
                                                                 -------------------------------------------------------------
    Net increase (decrease)....................................     1,057,505        (278,819)       (798,138)       (708,696)
                                                                   ===========================================================

    See Notes to Financial Statements

---------------------

                        GROWTH AND        FOREIGN                            CAPITAL          NATURAL
        TARGET '98        INCOME         SECURITIES         GROWTH        APPRECIATION       RESOURCES       MULTI-ASSET
         PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
        -----------------------------------------------------------------------------------------------------------------
        $   322,783     $   207,982     $    358,614     $  1,210,151     $     540,575     $    306,746     $  1,799,177
             (4,091)        443,630        1,776,924       14,683,075        22,021,688          666,252       17,598,215
                 --              --         (192,469)              --            (2,512)            (186)              58
                 --              --          324,458               --         1,527,540               --               --
            (89,723)      5,835,125        1,853,173       49,371,888        35,104,058         (223,058)         101,309
                 --              --          (15,745)              --            (4,149)          (2,129)              14
                 --              --          (28,021)              --          (393,750)              --         (110,198)
        -----------------------------------------------------------------------------------------------------------------
            228,969       6,486,737        4,076,934       65,265,114        58,793,450          747,625       19,388,575
        -----------------------------------------------------------------------------------------------------------------
                 --              --               --               --                --               --               --
        -----------------------------------------------------------------------------------------------------------------
            281,495       8,995,455        7,436,482       77,445,242       268,689,469       17,329,699       10,085,896
                 --              --               --               --                --               --               --
         (1,782,859)     (6,936,627)     (11,014,068)     (84,694,408)     (242,186,086)     (12,455,073)     (25,338,609)
        -----------------------------------------------------------------------------------------------------------------
         (1,501,364)      2,058,828       (3,577,586)      (7,249,166)       26,503,383        4,874,626      (15,252,713)
        -----------------------------------------------------------------------------------------------------------------
         (1,272,395)      8,545,565          499,348       58,015,948        85,296,833        5,622,251        4,135,862
         10,171,541      33,465,273     $ 48,035,689      366,602,327       567,672,305       45,329,201      150,618,861
        -----------------------------------------------------------------------------------------------------------------
        $ 8,899,146     $42,010,838     $ 48,535,037     $424,618,275     $ 652,969,138     $ 50,951,452     $154,754,723
        =================================================================================================================

        $ 1,138,878     $ 1,065,716     $  1,327,779     $  4,269,791     $   1,574,881     $    832,740     $  5,918,916
        =================================================================================================================
             23,828         610,495          573,941        3,116,537         9,502,322        1,023,303          705,648
                 --              --               --               --                --               --               --
           (151,187)       (480,054)        (847,983)      (3,451,559)       (8,640,717)        (738,463)      (1,806,277)
        -----------------------------------------------------------------------------------------------------------------
           (127,359)        130,441         (274,042)        (335,022)          861,605          284,840       (1,100,629)
        =================================================================================================================

         STRATEGIC
        MULTI-ASSET
         PORTFOLIO
        -------------------------
        $   573,298
          4,967,200
                937
                 --
            475,296
             (1,360)
            (27,380)
        -----------
          5,987,991
        -----------
                 --
        -----------
          1,940,577
                 --
         (7,828,840)
        -----------
         (5,888,263)
        -----------
             99,728
         57,744,234
        $57,843,962
        ===========
        $ 1,826,018
        ===========
            153,092
                 --
           (621,491)
        -----------
           (468,399)
        ===========

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                                 GOVERNMENT &
                                                                MONEY MARKET     FIXED INCOME    QUALITY BOND     HIGH YIELD
                                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
    --------------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income.....................................  $   4,225,419    $  1,655,779    $ 14,041,082    $  3,933,675
    Net realized gain on investments..........................             --         462,470         585,700         696,575
    Net realized foreign exchange gain (loss) on other assets
      and liabilities.........................................             --              --              --              --
    Net realized gain (loss) on futures contracts.............             --              --              --              --
    Change in unrealized appreciation/depreciation
      on investments..........................................             --      (1,654,211)     (7,904,999)        392,992
    Change in unrealized foreign exchange gain/loss on other
      assets and liabilities..................................             --              --              --              --
    Change in unrealized appreciation/depreciation on futures
      contracts...............................................             --              --              --              --
                                                                --------------------------------------------------------------
    Net increase in net assets resulting from operations......      4,225,419         464,038       6,721,783       5,023,242
                                                                --------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
    Distributions from capital gains..........................             --              --        (460,000)             --
    Dividends from net investment income......................     (4,225,419)     (1,900,000)    (14,120,000)     (4,670,000)
                                                                --------------------------------------------------------------
    Total dividends...........................................     (4,225,419)     (1,900,000)    (14,580,000)     (4,670,000)
                                                                --------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold.................................    159,314,533       2,345,220     101,230,555      27,871,250
    Proceeds from shares issued for reinvestment of dividends
      and distributions.......................................      4,225,419       1,900,000      14,580,000       4,670,000
    Cost of shares repurchased................................   (183,230,982)     (8,041,058)   (111,927,989)    (34,024,510)
                                                                --------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      capital share transactions..............................    (19,691,030)     (3,795,838)      3,882,566      (1,483,260)
                                                                --------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS...................    (19,691,030)     (5,231,800)     (3,975,651)     (1,130,018)
    NET ASSETS:
    Beginning of period.......................................     93,691,683      27,974,802     225,578,728      46,816,738
                                                                --------------------------------------------------------------
    End of period.............................................  $  74,000,653    $ 22,743,002    $221,603,077    $ 45,686,720
                                                                  ============================================================

    ---------------
    Accumulated undistributed net investment income...........  $       2,155    $  1,661,104    $ 13,956,938    $  4,006,818
                                                                  ============================================================
    Shares issued and repurchased:
    Sold......................................................    159,314,533         171,519       7,327,912       3,270,396
    Issued in reinvestment of dividends and distributions.....      4,225,419         149,137       1,115,532         586,683
    Repurchased...............................................   (183,230,982)       (587,362)     (8,086,708)     (4,025,306)
                                                                --------------------------------------------------------------
    Net increase (decrease)...................................    (19,691,030)       (266,706)        356,736        (168,227)
                                                                  ============================================================

    See Notes to Financial Statements

---------------------

                         GROWTH AND        FOREIGN                             CAPITAL          NATURAL
        TARGET '98         INCOME         SECURITIES         GROWTH         APPRECIATION       RESOURCES       MULTI-ASSET
         PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
        -------------------------------------------------------------------------------------------------------------------
        $   754,372     $    797,787     $    609,646     $   3,079,449     $   1,049,647     $    539,303     $  4,073,653
             70,306        1,459,904        6,115,742        44,948,751        63,266,968        3,314,738       20,265,945
                 --               --          (43,558)               --             2,560            1,145              (44)
                 --               --          414,564                --           (34,322)              --               --
           (419,896)       3,455,775       (1,580,975)       24,747,361        29,785,509          901,030       (4,163,250)
                 --              (19)         (17,987)               --              (860)            (512)              (6)
                 --               --          (16,205)               --           393,750               --               --
        -------------------------------------------------------------------------------------------------------------------
            404,782        5,713,447        5,481,227        72,775,561        94,463,252        4,755,704       20,176,298
        -------------------------------------------------------------------------------------------------------------------
                 --               --               --       (13,940,000)      (16,280,000)        (585,000)      (9,825,000)
         (1,210,000)      (1,745,000)        (810,000)       (1,545,000)         (935,000)        (340,000)      (5,330,000)
        -------------------------------------------------------------------------------------------------------------------
         (1,210,000)      (1,745,000)        (810,000)      (15,485,000)      (17,215,000)        (925,000)     (15,155,000)
        -------------------------------------------------------------------------------------------------------------------
            997,281        7,391,151       22,606,509       179,335,720       517,761,626       47,430,602       11,595,717
          1,210,000        1,745,000          810,000        15,485,000        17,215,000          925,000       15,155,000
         (4,004,707)     (11,647,598)     (33,661,510)     (193,366,398)     (400,770,612)     (35,798,476)     (49,395,962)
        -------------------------------------------------------------------------------------------------------------------
         (1,797,426)      (2,511,447)     (10,245,001)        1,454,322       134,206,014       12,557,126      (22,645,245)
        -------------------------------------------------------------------------------------------------------------------
         (2,602,644)       1,457,000       (5,573,774)       58,744,883       211,454,266       16,387,830      (17,623,947)
         12,774,185       32,008,273       53,609,463       307,857,444       356,218,039       28,941,371      168,242,808
        -------------------------------------------------------------------------------------------------------------------
        $10,171,541     $ 33,465,273     $ 48,035,689     $ 366,602,327     $ 567,672,305     $ 45,329,201     $150,618,861
        ===================================================================================================================

        $   816,095     $    857,047     $    969,165     $   3,059,640     $   1,034,306     $    525,994     $  4,119,739
        ===================================================================================================================
             80,381          574,026        1,828,894         8,416,003        19,407,178        2,907,359          874,874
            106,327          140,273           66,942           740,555           644,274           58,213        1,220,209
           (325,577)        (916,670)      (2,721,124)       (9,155,873)      (15,116,927)      (2,192,057)      (3,714,000)
        -------------------------------------------------------------------------------------------------------------------
           (138,869)        (202,371)        (825,288)              685         4,934,525          773,515       (1,618,917)
        ===================================================================================================================

          STRATEGIC
         MULTI-ASSET
          PORTFOLIO
        --------------------------------------
        $  1,208,923
           9,506,288
               8,710
                  --
          (2,438,293)
              (1,533)
                  --
        ------------
           8,284,095
        ------------
          (3,785,000)
          (1,800,000)
        ------------
          (5,585,000)
        ------------
           4,456,606
           5,585,000
         (19,022,327)
        ------------
          (8,980,721)
        ------------
          (6,281,626)
          64,025,860
        ------------
        $ 57,744,234
        ============
        $  1,252,720
        ============
             366,240
             490,773
          (1,560,019)
        ------------
            (703,006)
        ============

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Shares of the portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") of Anchor National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company (the "Life Companies"). Effective February 29, 1996, the Convertible Securities Portfolio changed its name to the Growth and Income Portfolio.

The investment objectives for each portfolio are as follows:

The Money Market Portfolio seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less.

The Fixed Income Portfolio seeks a high level of current income consistent with preservation of capital and invests primarily in investment grade, fixed income securities.

The Government & Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal.

The High Yield Portfolio seeks to produce high current income and secondarily seeks capital appreciation by investing in high-yielding, high-risk, income producing corporate bonds.

The Target '98 Portfolio seeks a predictable compounded investment return for the specified time period, consistent with preservation of capital, by investing primarily in zero coupon securities and current interest-bearing, investment grade debt obligations which are issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign companies. The portfolios are scheduled to terminate operations in 1998.

The Growth and Income Portfolio seeks to provide high current income and long-term capital appreciation by investing primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock.

The Foreign Securities Portfolio seeks long-term capital appreciation through investment primarily in equity securities issued by foreign companies.

The Growth Portfolio seeks capital appreciation primarily through investments in growth equity securities.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing in growth equity securities which are widely diversified by industry and company.

The Natural Resources Portfolio seeks a total return through investment primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by investing in equity securities, convertible securities, investment grade fixed income securities and money market securities.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by investing in equity securities, aggressive growth equity securities, international equity securities, investment grade bonds, high-yield, high-risk bonds and money market instruments.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Except for the Money Market Portfolio, short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Discounts or premiums on short-term securities with 60 days or less to maturity are amortized to maturity. Discounts and premiums are determined based upon the cost of the securities to the Trust if acquired within 60 days of maturity or, if already held by the

---------------------

Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars.

  Market value of investment securities are translated into U.S. dollars at the prevailing rate of exchange on the valuation date.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts ("forward contracts") are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the portfolio as unrealized gain or loss. Upon settlement date, the portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are accounted for as of the trade date. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. The Trust does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost.

  Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the portfolios based upon relative net assets. In all other respects, expenses are charged to each portfolio as incurred on a specific identification basis.

  The Trust records dividends and distributions to its shareholders on the ex-dividend date.

                                                           ---------------------

  The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the year ended December 31, 1996, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                                 ACCUMULATED       ACCUMULATED
                                                                                UNDISTRIBUTED     UNDISTRIBUTED         PAID
                                                                                NET REALIZED      NET REALIZED           IN
                                                                                 INCOME/LOSS        GAIN/LOSS          CAPITAL
                                                                                -------------------------------------------------
    Money Market Portfolio..................................................      $   1,434         $  (1,434)        $  --
    Fixed Income Portfolio..................................................         19,301           100,286            (119,587)
    Government & Quality Bond Portfolio.....................................        (66,029)           66,029            --
    High Yield Portfolio....................................................         84,375           (84,375)           --
    Target '98 Portfolio....................................................         68,559           (68,559)           --
    Growth and Income Portfolio.............................................         70,049           (70,049)           --
    Foreign Securities Portfolio*...........................................        430,836          (427,736)             (3,100)
    Growth Portfolio........................................................        --                --                 --
    Capital Appreciation Portfolio..........................................            904              (904)           --
    Natural Resources Portfolio.............................................          1,145            (1,145)           --
    Multi-Asset Portfolio...................................................         60,766           (60,767)                  1
    Strategic Multi-Asset Portfolio.........................................         82,020           (80,453)             (1,567)

* Reclassification is primarily due to deferring book/tax treatments for foreign currency transactions.

NOTE 3. JOINT REPURCHASE AGREEMENT ACCOUNT: The Trust along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of June 30, 1997, each participating portfolio had a percentage of an undivided interest in the repurchase agreement in the joint account in which it participates. The balance in the joint repo account at June 30, 1997 and the related repurchase agreement and collateral is as follows:

                                                                                                 PRINCIPAL
                                REPURCHASE AGREEMENT DESCRIPTION                                   AMOUNT
    ----------------------------------------------------------------------------------------    ------------
    Lehman Brothers, Inc. Repurchase Agreement
    6.00% dated 6/30/97, repurchase price $76,067,676
    due 7/1/97 collateralized by $89,905,000 U.S. Treasury
    Strip due 2/15/06, approximate aggregate value $79,508,012..............................    $ 76,055,000
                                                                                                =============

                                                                                                          LEHMAN
                             % OF UNDIVIDED INTEREST OWNED BY EACH PORTFOLIO                             BROTHERS
    ----------------------------------------------------------------------------------------------------------------
    Money Market Portfolio............................................................................       1.1%
    Fixed Income Portfolio............................................................................       0.1%
    Government & Quality Bond Portfolio...............................................................       6.8%
    High Yield Portfolio..............................................................................       1.8%
    Target '98 Portfolio..............................................................................       0.4%
    Growth and Income Portfolio.......................................................................       1.5%
    Foreign Securities Portfolio......................................................................       2.9%
    Growth Portfolio..................................................................................      10.9%
    Capital Appreciation Portfolio....................................................................      57.5%
    Natural Resources Portfolio.......................................................................       6.8%
    Multi-Asset Portfolio.............................................................................       6.7%
    Strategic Multi-Asset Portfolio...................................................................       2.8%
                                                                                                          ------
                                                                                                            99.3%
                                                                                                          ======

NOTE 4. FEDERAL INCOME TAXES: It is each portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required. Each portfolio is considered a separate entity for tax purposes.

---------------------

  At June 30, 1997, the cost of investment securities, including short-term securities and aggregate gross unrealized gain (loss) for each portfolio were as follows:

                                           AGGREGATE      AGGREGATE
                                             GROSS          GROSS       UNREALIZED                       CAPITAL
                                          UNREALIZED     UNREALIZED     GAIN (LOSS)      COST OF          LOSS
                                             GAIN           LOSS            NET        INVESTMENTS      CARRYOVER     EXPIRATION
                                             --------------------------------------------------------------------------------
     Money Market Portfolio............   $        --    $        --    $        --    $ 74,772,463    $        --        --*
     Fixed Income Portfolio............       206,300       (182,533)        23,767      19,294,155      1,990,561     1997-2002
     Government & Quality Bond
       Portfolio.......................     2,035,085     (3,828,284)    (1,793,199)    213,220,592             --        --*
     High Yield Portfolio..............     1,706,605       (752,610)       953,995      40,026,285     14,097,904     1997-2003
     Target '98 Portfolio..............       213,311        (37,021)       176,290       8,729,881        252,703     2002-2003
     Growth and Income Portfolio.......    10,324,080       (476,405)     9,847,675      32,344,921             --        --*
     Foreign Securities Portfolio......     6,759,910     (2,333,747)     4,426,163      44,410,913             --        --
     Growth Portfolio..................   131,743,278     (2,554,487)   129,188,791     294,917,257             --        --
     Capital Appreciation Portfolio....   146,670,892    (13,457,336)   133,213,556     516,399,455             --       --**
     Natural Resources Portfolio.......     6,625,280     (2,112,516)     4,512,764      47,064,786             --       --**
     Multi-Asset Portfolio.............    29,142,829     (1,431,077)    27,711,752     124,704,654             --        --
     Strategic Multi-Asset Portfolio...    10,448,411     (1,186,450)     9,261,961      48,314,371             --       --**

The Fixed Income, High Yield, Target '98, Growth and Income and Foreign Securities portfolios utilized capital loss carryovers of $502,774, $598,763, $1,747, $1,470,924 and $2,275,439, respectively, to partially offset the portfolios' net taxable gains realized and recognized in the year ended December 31, 1996. In addition $180,609 of prior year capital loss carryover for the Fixed Income Portfolio expired as of December 31, 1996.

 * Post 10/31 Capital Loss Deferrals: Money Market $2,155, Government & Quality Bond $140,639, and Growth and Income $82,551.

** Post 10/31 Foreign Exchange Loss Deferrals: Capital Appreciation $101,
   Natural Resources $754 and Strategic Multi-Asset $6,846.

NOTE 5. INVESTMENT MANAGEMENT AGREEMENTS: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica Asset Management Corp. ("SAAMCo") with respect to each portfolio. SAAMCo serves as manager for each of the portfolios. The Management Agreements provide that SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each portfolio's average daily net assets:

                           AVERAGE DAILY      MANAGEMENT
       PORTFOLIO             NET ASSETS          FEE
--------------------------------------------------------
Money Market               $0-$150 million       .500%
                            > $150 million       .475%
                            > $250 million       .450%
                            > $500 million       .425%
Government & Quality
  Bond/                    $0-$200 million       .625%
Fixed Income                > $200 million       .575%
                            > $500 million       .500%
High Yield                 $0-$250 million       .700%
                            > $250 million       .575%
                            > $500 million       .500%
Target '98                 $0-$100 million       .625%
                            > $100 million       .570%
                            > $250 million       .525%
                            > $500 million       .500%
Growth and Income          $0-$100 million       .700%
                            > $100 million       .650%
                            > $250 million       .600%
                            > $500 million       .575%

                           AVERAGE DAILY      MANAGEMENT
       PORTFOLIO             NET ASSETS          FEE
--------------------------------------------------------
Foreign Securities         $0-$100 million       .900%
                            > $100 million       .825%
                            > $250 million       .750%
                            > $500 million       .700%
Growth                     $0-$250 million       .750%
                            > $250 million       .675%
                            > $500 million       .600%
Capital Appreciation       $0-$100 million       .750%
                            > $100 million       .675%
                            > $250 million       .625%
                            > $500 million       .600%
Natural Resources            >          $0       .750%
Strategic Multi-Asset/     $0-$200 million      1.000%
Multi-Asset                 > $200 million       .875%
                            > $500 million       .800%

                                                           ---------------------

  SAAMCO has entered into Subadvisory Agreements (the "Subadvisory Agreement") with Wellington Management Company ("WMC") to manage the investments of each portfolio.
  The portion of the investment advisory fees received by SAAMCo which are paid to WMC are as follows:

                           AVERAGE DAILY         WMC
       PORTFOLIO             NET ASSETS       ALLOCATION
--------------------------------------------------------
Money Market               $0-$500 million       .075%
                            > $500 million       .020%
Government & Quality
  Bond/                    $0-$ 50 million       .225%
Fixed Income                > $ 50 million       .125%
                            > $100 million       .100%
High Yield                 $0-$ 50 million       .300%
                            > $ 50 million       .225%
                            > $150 million       .175%
                            > $500 million       .150%
Target '98                 $0-$ 50 million       .225%
                            > $ 50 million       .150%
                            > $100 million       .100%
                            > $500 million       .050%
Growth/                    $0-$ 50 million       .325%
Growth and Income           > $ 50 million       .225%
                            > $150 million       .200%
                            > $500 million       .150%

                           AVERAGE DAILY         WMC
       PORTFOLIO             NET ASSETS       ALLOCATION
--------------------------------------------------------
Foreign Securities         $0-$ 50 million       .400%
                            > $ 50 million       .275%
                            > $150 million       .200%
                            > $500 million       .150%
Capital Appreciation       $0-$ 50 million       .375%
                            > $ 50 million       .275%
                            > $150 million       .200%
                            > $500 million       .150%
Natural Resources          $0-$ 50 million       .350%
                            > $ 50 million       .250%
                            > $150 million       .200%
                            > $500 million       .150%
Multi-Asset                $0-$ 50 million       .250%
                            > $ 50 million       .175%
                            > $150 million       .150%
Strategic Multi-Asset      $0-$ 50 million       .300%
                            > $ 50 million       .200%
                            > $150 million       .175%
                            > $500 million       .150%

  For the six months ended June 30, 1997, SAAMCo received fees of $5,915,782 from the Trust, of which SAAMCo informed the Trust that $4,137,965 was retained and $1,777,817 was allocated to WMC.

NOTE 6. SECURITIES TRANSACTIONS: The portfolios had the following purchases and sales of long-term securities for the six months ended June 30, 1997:

                                                MONEY                     GOVERNMENT &                                  GROWTH
                                               MARKET      FIXED INCOME   QUALITY BOND   HIGH YIELD     TARGET '98    AND INCOME
                                              PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               -------------------------------------------------------------------------------
    Purchases..............................  $        --   $  7,273,262   $ 64,349,979   $19,086,065   $         --   $ 8,964,224
    Sales..................................           --      9,882,032     54,321,660    23,786,455      1,535,103     6,940,900
    U.S. Government Securities included
      above were as follows:
    Purchases of U.S. Government
      Securities...........................           --      3,344,099     52,277,652            --             --            --
    Sales of U.S. Government Securities....           --      7,405,846     48,087,563            --        467,830            --

                                               FOREIGN                      CAPITAL        NATURAL                     STRATEGIC
                                             SECURITIES       GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET    MULTI-ASSET
                                              PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               -------------------------------------------------------------------------------
    Purchases..............................  $18,161,365   $ 54,634,957   $248,853,468   $12,516,699   $ 42,567,762   $17,402,776
    Sales..................................   18,131,509     63,631,745    176,051,738     6,622,290     58,766,703    22,952,863
    U.S. Government Securities included
      above were as follows:
    Purchases of U.S. Government
      Securities...........................           --             --             --            --     12,439,172       241,094
    Sales of U.S. Government Securities....           --             --             --            --      6,559,371       312,754

---------------------

NOTE 7. TRANSACTIONS WITH AFFILIATES: The Trust has executed purchases and sales of securities through Royal Alliance Associates, Inc., SunAmerica Securities, Inc., and Advantage Capital Corp., which are broker/dealers affiliated with SAAMCo. For the six months ended June 30, 1997, the following portfolios of the Trust paid brokerage commissions to these affiliate companies of:

                                                                                                AMOUNT
                                                                                                ------
              Growth Portfolio................................................................  $  250
              Capital Appreciation Portfolio..................................................   1,500
                                                                                                ------
                                                                                                $1,750
                                                                                                ======

NOTE 8. TRUSTEES RETIREMENT PLAN: The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of June 30, 1997, the Trust had accrued $104,591 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the six months ended June 30, 1997, expensed $18,491 for the Retirement Plan, which is included in Trustee fees and expenses on the Statement of Operations.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------

                                              NET                         DIVIDENDS     DIVIDENDS
                                            REALIZED         TOTAL        DECLARED      FROM NET
              NET ASSET        NET        & UNREALIZED        FROM        FROM NET      REALIZED      NET ASSET
                VALUE        INVEST-      GAIN (LOSS)       INVEST-        INVEST-       GAIN ON        VALUE
  PERIOD      BEGINNING       MENT             ON             MENT          MENT         INVEST-       END OF        TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS      OPERATIONS      INCOME         MENTS        PERIOD       RETURN**
----------------------------------------------------------------------------------------------------------------------------

Money Market Portfolio
12/31/93       $   1.00       $  0.02        $   --          $ 0.02        $  (0.02)     $     --      $   1.00        2.0%
12/31/94           1.00          0.04            --            0.04           (0.04)           --          1.00        3.8
12/31/95           1.00          0.05            --            0.05           (0.05)           --          1.00        5.6
12/31/96           1.00          0.05            --            0.05           (0.05)           --          1.00        5.0
06/30/97#          1.00          0.03            --            0.03           (0.03)           --          1.00        2.5
Fixed Income Portfolio
12/31/93          14.31          0.95          0.19            1.14           (0.91)           --         14.54        8.0
12/31/94          14.54          0.89         (1.36)          (0.47)          (1.17)           --         12.90       (3.2)
12/31/95          12.90          0.90          1.52            2.42           (1.16)           --         14.16       19.2
12/31/96          14.16          0.93         (0.64)           0.29           (1.15)           --         13.30        2.4
06/30/97#         13.30          0.46         (0.03)           0.43              --            --         13.73        3.2
Government & Quality Bond Portfolio
12/31/93          13.93          0.90          0.25            1.15           (0.86)           --         14.22        8.3
12/31/94          14.22          0.86         (1.30)          (0.44)          (0.73)        (0.19)        12.86       (3.1)
12/31/95          12.86          0.90          1.55            2.45           (1.08)           --         14.23       19.4
12/31/96          14.23          0.87         (0.50)           0.37           (0.90)        (0.03)        13.67        2.9
06/30/97#         13.67          0.43         (0.04)           0.39              --            --         14.06        2.9
High Yield Portfolio
12/31/93           8.39          0.79          0.79            1.58           (0.54)           --          9.43       19.1
12/31/94           9.43          0.15         (0.56)          (0.41)          (1.15)           --          7.87       (4.5)
12/31/95           7.87          0.77          0.67            1.44           (0.98)           --          8.33       18.8
12/31/96           8.33          0.74          0.19            0.93           (0.88)           --          8.38       11.7
06/30/97#          8.38          0.37          0.10            0.47              --            --          8.85        5.6
Target '98 Portfolio
12/31/93          13.57          0.82          0.71            1.53           (0.93)        (0.23)        13.94       11.2
12/31/94          13.94          0.83         (1.39)          (0.56)          (1.11)        (0.07)        12.20       (4.1)
12/31/95          12.20          0.86          0.88            1.74           (1.30)           --         12.64       14.6
12/31/96          12.64          0.81         (0.37)           0.44           (1.41)           --         11.67        3.7
06/30/97#         11.67          0.40         (0.11)           0.29              --            --         11.96        2.5
Growth and Income Portfolio
12/31/93          12.49          0.61          2.11            2.72           (0.55)        (0.08)        14.58       22.0
12/31/94          14.58          0.66         (1.96)          (1.30)          (0.52)        (1.20)        11.56       (9.7)
12/31/95          11.56          0.61          1.29            1.90           (0.83)        (0.62)        12.01       16.6
12/31/96+         12.01          0.33          2.02            2.35           (0.77)           --         13.59       20.2
06/30/97#         13.59          0.08          2.53            2.61              --            --         16.20       19.2


              NET                       RATIO OF NET
             ASSETS       RATIO OF       INVESTMENT
             END OF       EXPENSES         INCOME      PORTFOLIO        AVERAGE
  PERIOD     PERIOD      TO AVERAGE      TO AVERAGE     TURNOVER       COMMISSION
  ENDED     (000'S)      NET ASSETS      NET ASSETS       RATE         PER SHARE@
--------------------------------------------------------------------------------------------
Money Market Portfolio
12/31/93    $ 99,309         0.6%             2.7%             %--     $   NA
12/31/94     126,004         0.6              3.8               --         NA
12/31/95      93,692         0.6              5.5               --         NA
12/31/96      74,001         0.6              4.9               --         NA
06/30/97#     75,058         0.6+             5.0+              --         NA
Fixed Income Portfolio
12/31/93      41,116         0.8              6.3             45.9         NA
12/31/94      28,582         0.8              6.5             56.5         NA
12/31/95      27,975         0.8              6.5             76.7         NA
12/31/96      22,743         0.8              6.8             77.9         NA
06/30/97#     19,638         0.9+             7.0+            36.2       .0500
Government & Quality Bond Portfolio
12/31/93     264,660         0.7              6.2             93.2         NA
12/31/94     232,530         0.7              6.4            117.6         NA
12/31/95     225,579         0.7              6.5            135.2         NA
12/31/96     221,603         0.7              6.3            106.7         NA
06/30/97#    216,628         0.7+             6.3+            26.8         NA
High Yield Portfolio
12/31/93      79,303         0.9              8.5            121.1         NA
12/31/94      48,057         0.9              9.0             97.9         NA
12/31/95      46,817         0.9              9.2             68.1         NA
12/31/96      45,687         0.9              8.8             58.0         NA
06/30/97#     41,982         0.9+             8.9+            48.1       .0600
Target '98 Portfolio
12/31/93      20,500         0.9              5.7             20.8         NA
12/31/94      19,194         0.8              6.5              9.2         NA
12/31/95      12,774         0.9              6.7             38.6         NA
12/31/96      10,172         0.9              6.5               --         NA
06/30/97#      8,899         0.9+             6.8+              --         NA
Growth and Income Portfolio
12/31/93      41,555         0.9              4.4             86.2         NA
12/31/94      34,995         0.9              4.9             50.7         NA
12/31/95      32,008         0.9              5.2             88.8         NA
12/31/96+     33,465         0.9              2.5            108.5       .0477
06/30/97#     42,011         0.8+             1.2+            19.4       .0505

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
@ The average commission per share is derived by taking the Agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.
+ Prior to March 1, 1996, the portfolio was invested primarily in convertible debt securities. After that date, the portfolio primarily invests in common stock.
#  Unaudited
+  Annualized

---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)
--------------------------------------------------------------------------------

                                              NET                         DIVIDENDS     DIVIDENDS
                                            REALIZED         TOTAL        DECLARED      FROM NET
              NET ASSET        NET        & UNREALIZED        FROM        FROM NET      REALIZED      NET ASSET
                VALUE        INVEST-      GAIN (LOSS)       INVEST-        INVEST-       GAIN ON        VALUE
  PERIOD      BEGINNING       MENT             ON             MENT          MENT         INVEST-       END OF        TOTAL
  ENDED       OF PERIOD      INCOME       INVESTMENTS      OPERATIONS      INCOME         MENTS        PERIOD       RETURN**
----------------------------------------------------------------------------------------------------------------------------

Foreign Securities Portfolio
12/31/93       $   8.47      $   0.05        $ 2.50          $   2.55      $  (0.09)     $     --      $  10.93       30.2%
12/31/94          10.93          0.11         (0.46)            (0.35)        (0.03)           --         10.55       (3.2)
12/31/95          10.55          0.13          1.19              1.32         (0.05)        (0.01)        11.81       12.6
12/31/96          11.81          0.15          1.19              1.34         (0.21)           --         12.94       11.5
06/30/97#         12.94          0.10          1.08              1.18            --            --         14.12        9.1
Growth Portfolio
12/31/93          21.67          0.05          1.60              1.65         (0.08)        (0.92)        22.32        7.8
12/31/94          22.32          0.05         (1.03)            (0.98)        (0.05)        (3.11)        18.18       (4.7)
12/31/95          18.18          0.11          4.62              4.73         (0.05)        (3.38)        19.48       26.3
12/31/96          19.48          0.20          4.57              4.77         (0.11)        (0.95)        23.19       25.0
06/30/97#         23.19          0.08          4.18              4.26            --            --         27.45       18.4
Capital Appreciation Portfolio
12/31/93          17.75         (0.03)         3.73              3.70         (0.01)        (1.16)        20.28       21.1
12/31/94          20.28         (0.02)        (0.71)            (0.73)           --         (2.04)        17.51       (3.8)
12/31/95          17.51          0.06          6.00              6.06         (0.15)        (0.20)        23.22       34.6
12/31/96          23.22          0.06          5.73              5.79         (0.06)        (0.95)        28.00       25.1
06/30/97#         28.00          0.03          2.86              2.89            --            --         30.89       10.3
Natural Resources Portfolio
12/31/93           9.93          0.15          3.42              3.57         (0.17)           --         13.33       36.2
12/31/94          13.33          0.23         (0.09)             0.14         (0.09)        (0.09)        13.29        1.0
12/31/95          13.29          0.18          2.15              2.33         (0.21)        (0.29)        15.12       17.5
12/31/96          15.12          0.22          1.89              2.11         (0.13)        (0.23)        16.87       14.1
06/30/97#         16.87          0.11          0.16              0.27            --            --         17.14        1.6

Multi-Asset Portfolio
12/31/93          13.79          0.36          0.63              0.99         (0.44)        (0.46)        13.88        7.3
12/31/94          13.88          0.39         (0.60)            (0.21)        (0.47)        (1.49)        11.71       (1.7)
12/31/95          11.71          0.40          2.47              2.87         (0.49)        (1.05)        13.04       24.9
12/31/96          13.04          0.35          1.36              1.71         (0.49)        (0.91)        13.35       13.9
06/30/97#         13.35          0.17          1.68              1.85            --            --         15.20       13.9
Strategic Multi-Asset Portfolio
12/31/93          12.45          0.21          1.68              1.89         (0.28)           --         14.06       15.3
12/31/94          14.06          0.24         (0.53)            (0.29)        (0.20)        (2.28)        11.29       (2.6)
12/31/95          11.29          0.32          2.18              2.50         (0.23)        (1.78)        11.78       22.8
12/31/96          11.78          0.25          1.41              1.66         (0.40)        (0.84)        12.20       14.8
06/30/97#         12.20          0.13          1.23              1.36            --            --         13.56       11.1


              NET                       RATIO OF NET
             ASSETS       RATIO OF       INVESTMENT
             END OF       EXPENSES      INCOME (LOSS)  PORTFOLIO      AVERAGE
  PERIOD     PERIOD      TO AVERAGE      TO AVERAGE    TURNOVER      COMMISSION
  ENDED     (000'S)      NET ASSETS      NET ASSETS      RATE        PER SHARE@
----------------------------------------------------------------------------------------------------
Foreign Securities Portfolio
12/31/93    $ 72,579         1.3%             0.5%        47.7%      $   NA
12/31/94      68,641         1.2              1.0         73.9           NA
12/31/95      53,609         1.2              1.2         33.0           NA
12/31/96      48,036         1.4              1.2         74.3         .0062
06/30/97#     48,535         1.4+             1.6+        41.8         .0054
Growth Portfolio
12/31/93     311,050         0.9              0.2         66.3           NA
12/31/94     246,149         0.8              0.2         74.8           NA
12/31/95     307,857         0.9              0.6         92.1           NA
12/31/96     366,602         0.8              0.9         51.7         .0515
06/30/97#    424,618         0.8+             0.6+        14.5         .0517
Capital Appreciation Portfolio
12/31/93     182,515         0.9             (0.2)       111.2           NA
12/31/94     229,544         0.8             (0.1)        64.0           NA
12/31/95     356,218         0.8              0.3         60.1           NA
12/31/96     567,672         0.8              0.2         69.2         .0517
06/30/97#    652,969         0.7+             0.2+        33.5         .0550
Natural Resources Portfolio
12/31/93      18,255         1.1              1.3         34.5           NA
12/31/94      21,230         1.0              1.7         36.0           NA
12/31/95      28,941         1.0              1.3         32.0           NA
12/31/96      45,329         0.9              1.3         52.5         .0409
06/30/97#     50,951         0.9+             1.3+        15.3         .0360
Multi-Asset Portfolio
12/31/93     208,900         1.1              2.6         48.2           NA
12/31/94     164,159         1.1              3.0         82.5           NA
12/31/95     168,243         1.1              3.2         85.9           NA
12/31/96     150,619         1.1              2.6         64.1         .0517
06/30/97#    154,755         1.1+             2.4+        29.5         .0537
Strategic Multi-Asset Portfolio
12/31/93      76,466         1.3              1.2         73.9           NA
12/31/94      65,357         1.3              1.8         63.7           NA
12/31/95      64,026         1.3              2.7         36.9           NA
12/31/96      57,744         1.4              2.0         51.3         .0064
06/30/97#     57,844         1.4+             2.0+        31.8         .0069

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
@ The average commission per share is derived by taking the Agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold. This information was not required to be disclosed prior to 1996.
#  Unaudited
+  Annualized

                                                           ---------------------